UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 86.6% of Net Assets
Non-Convertible Bonds – 77.6%
	ABS Car Loan – 0.0%
$3,474,333	Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A, 0.384%, 8/20/2013, 144A(b)	$3,471,303
5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	6,331,598

		9,802,901

	Aerospace & Defense – 0.2%
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,517,238
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	13,732,320
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	4,612,124
3,800,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	2,871,706
15,300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	12,404,674

		35,138,062

	Airlines – 2.0%
51,400,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	48,971,614
58,434	Continental Airlines Pass Through Trust, Series 1996-1, Class A, 6.940%, 4/15/2015	58,364
2,462,482	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	2,493,263
1,465,877	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	1,465,877
2,647,651	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	2,647,651
6,535,199	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	6,469,847
2,942,762	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	2,942,762
2,448,699	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	2,693,569
2,350,412	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	2,556,073
2,999,592	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	3,048,485
2,739,895	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,945,387
1,482,263	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,508,203
16,143,351	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	17,515,535
25,495,229	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	26,013,802
22,505,398	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	25,768,681

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$26,714,212	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	$30,120,274
5,915,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	5,974,150
2,703,060	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,905,790
4,076,328	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	4,122,391
30,321,795	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	30,928,231
2,496,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	2,636,400
3,296,670	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	3,362,603
20,350,919	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	20,554,428
2,000,000	Qantas Airways Ltd., 5.125%, 6/20/2013, 144A	2,032,682
40,565,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	41,630,805
24,655,093	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	25,764,572
12,216,567	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	13,942,768
24,484,438	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	25,096,549
18,800,060	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	19,928,063
20,905,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	21,401,494
10,803,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	11,073,075
8,520,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	8,541,300

		417,114,688

	Automotive – 1.7%
385,000	ArvinMeritor, Inc., 8.125%, 9/15/2015	405,694
3,700,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	3,801,750
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,935,044
6,550,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	8,537,690
2,590,000	Ford Motor Co., 6.375%, 2/01/2029	2,810,072
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,950,430
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,732,272
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	73,045,238
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,087,200

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$122,204,000	Ford Motor Co., 7.450%, 7/16/2031	$153,060,510
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,832,800
55,235,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	61,387,019
7,040,000	Ford Motor Credit Co. LLC, 8.700%, 10/01/2014	8,014,660
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	8,744,056
6,041,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,723,848
3,700,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	4,227,250
6,400,000	TRW Automotive, Inc., 8.875%, 12/01/2017, 144A	7,056,000

		350,351,533

	Banking – 8.6%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, 3/29/2049, (EUR)	5,011,377
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	129,975,900
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	37,290,138
2,682,000	Bank of America Corp., 5.420%, 3/15/2017	2,777,037
1,400,000	Bank of America Corp., 5.490%, 3/15/2019	1,425,757
1,065,000	Bank of America Corp., 5.650%, 5/01/2018	1,138,797
7,290,000	Bank of America Corp., 6.000%, 9/01/2017	7,867,266
3,000,000	Bank of America Corp., MTN, 6.750%, 9/09/2013, (AUD)	3,131,420
33,133,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	38,960,465
12,823,000	Bank of America NA, 5.300%, 3/15/2017	13,350,410
1,670,000	Barclays Bank PLC, (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 6/29/2049, (GBP)	1,569,283
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	76,924,828
16,060,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	10,731,028
3,260,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	3,432,043
12,028,000	BNP Paribas Capital Trust VI, (fixed rate to 1/16/2013, variable rate thereafter), 5.868%, 1/29/2049, (EUR)	14,079,818
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	29,710,311
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	28,741,385
13,100,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	12,184,859

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	$33,781,879
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	18,981,000
39,980,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	34,382,800
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	14,519,395
42,420,000	Citigroup, Inc., 5.000%, 9/15/2014	43,483,342
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)	4,787,223
1,445,000	Citigroup, Inc., 5.850%, 12/11/2034	1,551,085
36,155,000	Citigroup, Inc., 5.875%, 2/22/2033	34,969,875
13,210,000	Citigroup, Inc., 6.000%, 10/31/2033	13,229,181
43,650,000	Citigroup, Inc., 6.125%, 5/15/2018	48,738,455
8,805,000	Citigroup, Inc., 6.125%, 8/25/2036	8,660,395
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	31,917,229
72,120,000	Citigroup, Inc., 6.375%, 8/12/2014	77,200,277
4,900,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	5,255,302
87,000,000	Citigroup, Inc., MTN, 5.500%, 10/15/2014	92,112,903
13,455,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 1/19/2017	13,847,711
10,860,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.875%, 2/08/2022	11,047,150
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	877,786
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	60,645,680
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,184,604
6,365,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,982,140
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	61,659,436
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	10,987,050
327,370,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	33,885,453
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	29,340,005
14,000,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	8,400,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 1/29/2049, 144A	3,131,700

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$83,493,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	$82,236,597
4,825,000	Merrill Lynch & Co., Inc., 5.700%, 5/02/2017	4,965,543
9,600,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	9,925,334
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	34,331,352
100,400,000	Merrill Lynch & Co., Inc., 10.710%, 3/08/2017, (BRL)	51,487,179
1,600,000	Merrill Lynch & Co., Inc., EMTN, 1.211%, 9/14/2018, (EUR)(b)	1,478,302
4,887,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	5,676,822
8,660,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	9,689,986
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	3,429,220
1,970,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	2,142,867
2,900,000	Morgan Stanley, 0.947%, 10/15/2015(b)	2,583,459
1,770,000	Morgan Stanley, 3.450%, 11/02/2015	1,713,969
6,270,000	Morgan Stanley, 3.800%, 4/29/2016	6,074,389
24,355,000	Morgan Stanley, 5.500%, 7/24/2020	23,828,104
4,100,000	Morgan Stanley, 5.750%, 1/25/2021	4,042,772
149,700,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	159,428,876
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,250,093
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	124,902,077
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	14,778,315
9,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	9,501,120
11,700,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	12,233,146
18,000,000	Morgan Stanley, Series F, MTN, 0.916%, 10/18/2016(b)	15,687,504
7,795,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	8,006,720
19,400,000	Morgan Stanley, Series F, MTN, 7.250%, 5/26/2015, (AUD)	20,062,393
6,100,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	9,738,612
3,800,000	RBS Capital Trust A, 2.753.%, 12/29/2049, (EUR)(b)	2,524,671
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	1,819,396

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$4,680,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	$2,737,800
5,958,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	3,902,490
3,060,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	1,805,400
3,999,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	2,722,673
2,925,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	1,945,125
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,408,488
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	13,379,426
3,200,000	Royal Bank of Scotland PLC (The), EMTN (fixed rate to 9/22/2016, variable rate therafter), 4.625%, 9/22/2021, (EUR)	2,917,330
950,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	925,282
2,200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	2,522,532
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,094,809
1,800,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	1,557,364
3,070,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	2,975,973
6,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	5,428,992
12,900,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	12,651,828
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	2,675,854

		1,811,051,362

	Brokerage – 0.7%
13,130,000	Jefferies Group, Inc., 3.875%, 11/09/2015	12,900,225
19,787,000	Jefferies Group, Inc., 5.125%, 4/13/2018	19,193,390
28,050,000	Jefferies Group, Inc., 6.250%, 1/15/2036	25,245,000
22,718,000	Jefferies Group, Inc., 6.450%, 6/08/2027	21,582,100
58,180,000	Jefferies Group, Inc., 6.875%, 4/15/2021	58,506,215
4,430,000	Jefferies Group, Inc., 8.500%, 7/15/2019	4,806,550

		142,233,480

	Building Materials – 1.0%
4,805,000	Masco Corp., 4.800%, 6/15/2015	4,937,017

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$3,285,000	Masco Corp., 5.850%, 3/15/2017	$3,443,465
19,873,000	Masco Corp., 6.125%, 10/03/2016	21,208,466
15,272,000	Masco Corp., 6.500%, 8/15/2032	14,680,347
23,972,000	Masco Corp., 7.125%, 3/15/2020	26,449,746
9,733,000	Masco Corp., 7.750%, 8/01/2029	10,197,576
18,360,000	Owens Corning, Inc., 6.500%, 12/01/2016	20,414,870
51,180,000	Owens Corning, Inc., 7.000%, 12/01/2036	54,391,289
35,870,000	USG Corp., 6.300%, 11/15/2016	34,345,525
17,605,000	USG Corp., 9.750%, 1/15/2018	18,485,250

		208,553,551

	Chemicals – 0.7%
51,205,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	70,615,638
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	19,096,980
2,915,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	2,973,300
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,049,880
10,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	11,198,266
31,054,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(c)	24,222,120
3,486,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(c)	3,067,680
11,305,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(c)	9,609,250

		147,833,114

	Collateralized Mortgage Obligations – 0.2%
2,051,369	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 6.403%, 4/25/2037(b)	1,418,368
4,174,451	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.863%, 4/25/2035(b)	3,766,599
8,830,135	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.390%, 7/25/2047(b)	5,369,596
24,928,382	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.685%, 4/25/2035(b)	23,011,364

		33,565,927

	Commercial Mortgage-Backed Securities – 0.0%
11,810,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class AM, 5.869%, 9/15/2040	10,022,663

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Construction Machinery – 0.5%
$60,172,000	Case New Holland, Inc., 7.750%, 9/01/2013	$63,932,750
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,131,402
27,030,000	Toro Co., 6.625%, 5/01/2037(c)	28,625,446
6,815,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	7,138,712

		101,828,310

	Consumer Cyclical Services – 0.1%
1,000,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	932,500
6,175,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	5,125,250
14,305,000	Western Union Co. (The), 6.200%, 11/17/2036	15,225,870
1,575,000	Western Union Co. (The), 6.200%, 6/21/2040	1,713,101

		22,996,721

	Consumer Products – 0.0%
7,210,000	Snap-on, Inc., 6.700%, 3/01/2019	8,716,371

	Distributors – 0.0%
3,805,000	ONEOK, Inc., 6.000%, 6/15/2035	4,152,332

	Diversified Manufacturing – 0.4%
8,473,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	8,769,555
1,435,000	Textron Financial Corp., 5.400%, 4/28/2013	1,474,029
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	5,456,100
550,000	Textron Financial Corp., Series E, MTN, 5.125%, 8/15/2014	583,159
19,900,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	25,465,489
7,145,000	Textron, Inc., 5.600%, 12/01/2017	7,870,132
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	40,745,717

		90,364,181

	Electric – 2.7%
4,875,000	AES Corp. (The), 7.750%, 3/01/2014	5,289,375
11,618,099	AES Ironwood LLC, 8.857%, 11/30/2025	13,389,859
1,278,605	AES Red Oak LLC, Series A, 8.540%, 11/30/2019	1,355,322
71,324,475	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	80,177,269

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$3,105,000	Ameren Illinois Co., 6.250%, 4/01/2018	$3,674,355
88,809,040	Bruce Mansfield Unit, 6.850%, 6/01/2034	92,977,736
3,977,308	CE Generation LLC, 7.416%, 12/15/2018	3,982,280
34,290,000	Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036	38,766,422
5,295,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(d)	3,547,650
11,835,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(d)	7,929,450
3,504,000	Dynegy Holdings, Inc., 7.750%, 6/01/2019(d)	2,347,680
23,200,000	Edison Mission Energy, 7.625%, 5/15/2027	12,644,000
64,585,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	51,443,050
23,041,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	20,043,804
4,150,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	4,577,456
2,750,000	EDP Finance BV, EMTN, 4.750%, 9/26/2016, (EUR)	3,019,062
250,000	EDP Finance BV, EMTN, 5.875%, 2/01/2016, (EUR)	293,282
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	5,128,362
9,663,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	11,898,361
6,900,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	5,416,900
7,425,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	7,926,188
4,250,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,976,159
25,460,000	ITC Holdings Corp., 5.875%, 9/30/2016, 144A	29,255,984
23,245,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(c)(d)	3,719,200
178,554	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	187,211
23,535,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	16,062,637
70,980,000	TXU Corp., Series P, 5.550%, 11/15/2014	50,928,150
140,586,000	TXU Corp., Series Q, 6.500%, 11/15/2024	67,129,815
9,406,000	TXU Corp., Series R, 6.550%, 11/15/2034	4,303,245
9,175,000	White Pine Hydro LLC, 6.310%, 7/10/2017(c)(e)	7,248,250
14,695,000	White Pine Hydro LLC, 6.960%, 7/10/2037(c)(e)	9,551,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$5,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)(e)	$1,200,000

		570,390,264

	Financial Other – 0.6%
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	71,483,044
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	51,234,218

		122,717,262

	Food & Beverage – 0.0%
6,400,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	6,792,449

	Gaming – 0.3%
1,625,000	MGM Resorts International, 6.625%, 7/15/2015	1,673,750
1,730,000	MGM Resorts International, 6.875%, 4/01/2016	1,738,650
1,415,000	MGM Resorts International, 7.500%, 6/01/2016	1,464,525
3,545,000	MGM Resorts International, 7.625%, 1/15/2017	3,660,212
54,170,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	57,961,900

		66,499,037

	Government Guaranteed – 0.5%
29,556,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	30,046,271
92,365,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	84,482,867

		114,529,138

	Government Owned - No Guarantee – 0.6%
34,515,000	DP World Ltd., 6.850%, 7/02/2037, 144A	33,910,988
152,980,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	16,049,666
691,350,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	74,232,257
17,955,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	10,099,688

		134,292,599

	Healthcare – 2.0%
7,100,000	Boston Scientific Corp., 5.125%, 1/12/2017	7,869,015
3,725,000	Boston Scientific Corp., 5.450%, 6/15/2014	3,992,060
15,410,000	Boston Scientific Corp., 6.000%, 1/15/2020	18,378,351
7,230,000	Boston Scientific Corp., 6.400%, 6/15/2016	8,326,509

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$13,400,000	HCA, Inc., 5.750%, 3/15/2014	$14,019,750
12,860,000	HCA, Inc., 5.875%, 3/15/2022	13,438,700
7,800,000	HCA, Inc., 6.250%, 2/15/2013	7,975,500
17,380,000	HCA, Inc., 6.375%, 1/15/2015	18,466,250
50,875,000	HCA, Inc., 6.500%, 2/15/2016	54,817,812
3,045,000	HCA, Inc., 6.750%, 7/15/2013	3,174,413
27,204,000	HCA, Inc., 7.050%, 12/01/2027	24,483,600
20,287,000	HCA, Inc., 7.190%, 11/15/2015	21,402,785
27,148,000	HCA, Inc., 7.500%, 12/15/2023	26,096,015
26,465,000	HCA, Inc., 7.500%, 11/06/2033	24,810,938
70,501,000	HCA, Inc., 7.690%, 6/15/2025	67,857,212
44,984,000	HCA, Inc., 8.360%, 4/15/2024	45,658,760
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	20,937,420
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	11,699,240
4,710,000	Owens & Minor, Inc., 6.350%, 4/15/2016(c)	5,142,317
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	28,982,805

		427,529,452

	Home Construction – 0.5%
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	11,668,477
19,270,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	12,621,850
1,650,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	1,080,750
210,000	KB Home, 5.875%, 1/15/2015	207,900
2,835,000	KB Home, 8.000%, 3/15/2020	2,891,700
6,007,000	Pulte Group, Inc., 5.200%, 2/15/2015	6,187,210
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	52,284,000
17,240,000	Pulte Group, Inc., 6.375%, 5/15/2033	14,223,000

		101,164,887

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 0.2%
$9,585,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	$11,134,262
2,500,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	3,037,198
2,035,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	2,014,650
1,545,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,521,825
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,128,692
8,782,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	10,789,618
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,905,750

		41,531,995

	Industrial Other – 0.1%
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,676,265

	Life Insurance – 1.9%
12,600,000	American International Group, Inc., 6.250%, 3/15/2087	11,655,000
99,895,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	108,386,075
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	12,234,772
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,528,538
29,065,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	32,132,026
7,075,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	7,680,514
4,145,000	American International Group, Inc., Series MPLE, 4.900%, 6/02/2014, (CAD)	4,154,323
6,655,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	8,636,799
51,550,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	40,209,000
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, 10/29/2049, (GBP)	1,262,005
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	13,365,162
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	15,461,325
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,486,750
22,550,000	MetLife, Inc., 6.400%, 12/15/2066	22,105,224
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	14,219,563
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	65,379,711

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	$13,285,845
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,258,245
9,965,000	Unum Group, 7.125%, 9/30/2016	11,493,332

		393,934,209

	Local Authorities – 1.8%
19,650,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	20,618,381
125,985,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	143,984,515
95,840,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	107,872,185
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	1,179,948
11,222,271	Province of Alberta, 5.930%, 9/16/2016, (CAD)	12,220,933
1,490,000	Province of Ontario, 5.000%, 3/08/2014, (CAD)	1,553,663
83,490,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	90,230,452

		377,660,077

	Lodging – 0.0%
8,450,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	9,395,217

	Media Cable – 0.3%
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	40,775,350
26,541,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	32,331,795

		73,107,145

	Media Non-Cable – 0.2%
665,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	684,950
42,100,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	41,258,000

		41,942,950

	Metals & Mining – 0.8%
8,557,000	Alcoa, Inc., 5.720%, 2/23/2019	9,068,940
4,935,000	Alcoa, Inc., 5.870%, 2/23/2022	5,077,192
3,000,000	Alcoa, Inc., 5.900%, 2/01/2027	2,968,098
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	1,976,409
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	6,877,810

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Metals & Mining – continued
$9,473,000		ArcelorMittal, 6.125%, 6/01/2018	$9,605,120
18,430,000		ArcelorMittal, 6.750%, 3/01/2041	17,202,396
3,635,000		ArcelorMittal, 7.000%, 10/15/2039	3,528,320
15,650,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	13,263,375
11,965,000		Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	11,585,519
11,175,000		United States Steel Corp., 6.050%, 6/01/2017	10,867,687
9,625,000		United States Steel Corp., 6.650%, 6/01/2037	7,507,500
23,520,000		United States Steel Corp., 7.000%, 2/01/2018	23,226,000
37,725,000		United States Steel Corp., 7.500%, 3/15/2022	36,216,000

			158,970,366

		Mortgage Related – 0.0%
154,211		FHLMC, 5.000%, 12/01/2031	166,253

		Non-Captive Consumer – 4.4%
3,100,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	1,550,000
78,933,000		Residential Capital LLC, 9.625%, 5/15/2015(d)	76,170,345
150,125	(††)	SLM Corp., 6.000%, 12/15/2043	3,241,324
27,880,000		SLM Corp., MTN, 5.050%, 11/14/2014	28,715,118
4,875,000		SLM Corp., MTN, 5.125%, 8/27/2012	4,893,262
8,000,000		SLM Corp., MTN, 7.250%, 1/25/2022	8,460,000
2,030,000		SLM Corp., MTN, 8.000%, 3/25/2020	2,222,850
5,285,000		SLM Corp., Series A, MTN, 0.766%, 1/27/2014(b)	5,048,517
76,745,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	79,047,350
57,166,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	57,691,413
23,623,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	22,500,860
28,262,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	28,791,460
29,550,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	30,583,157
45,279,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	38,260,755
140,870,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	157,774,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
38,381,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	$46,404,853
4,690,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	3,740,275
11,370,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	11,270,512
4,955,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	4,125,037
23,472,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	22,533,120
4,800,000	Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	4,782,000
935,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	738,650
351,315,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	280,391,528

		918,936,786

	Non-Captive Diversified – 4.8%
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,207,175
30,190,000	Ally Financial, Inc., 6.750%, 12/01/2014	31,774,975
23,588,000	Ally Financial, Inc., 7.500%, 12/31/2013	25,003,280
50,810,000	Ally Financial, Inc., 7.500%, 9/15/2020	57,097,737
44,981,000	Ally Financial, Inc., 8.000%, 12/31/2018	49,816,457
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	47,635,157
62,225,000	Ally Financial, Inc., 8.300%, 2/12/2015	67,825,250
45,800,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	38,245,310
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	77,399,099
84,065,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	72,184,911
22,590,000	General Electric Capital Corp., Series A, MTN, 0.767%, 5/13/2024(b)	18,797,839
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	225,324,654
360,000	International Lease Finance Corp., 5.875%, 5/01/2013	368,100
9,475,000	International Lease Finance Corp., 5.875%, 4/01/2019	9,484,181
16,380,000	International Lease Finance Corp., 6.250%, 5/15/2019	16,687,125
13,466,000	International Lease Finance Corp., 6.375%, 3/25/2013	13,752,153
17,700,000	International Lease Finance Corp., 8.250%, 12/15/2020	20,269,562
35,950,000	International Lease Finance Corp., 8.625%, 9/15/2015	39,724,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$7,645,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	$7,826,569
3,545,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	3,633,625
33,955,000	iStar Financial, Inc., 5.850%, 3/15/2017	29,965,288
29,057,000	iStar Financial, Inc., 5.875%, 3/15/2016	26,223,943
12,655,000	iStar Financial, Inc., 6.050%, 4/15/2015	11,800,788
46,795,000	iStar Financial, Inc., 8.625%, 6/01/2013	46,795,000
9,690,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	9,132,825
60,205,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	58,173,081

		1,009,148,834

	Oil Field Services – 1.1%
15,693,000	Nabors Industries, Inc., 6.150%, 2/15/2018	18,008,628
134,360,000	Nabors Industries, Inc., 9.250%, 1/15/2019	174,442,006
4,497,000	Parker Drilling Co., 9.125%, 4/01/2018	4,755,578
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	27,825,130

		225,031,342

	Packaging – 0.2%
3,450,000	OI European Group BV, 6.875%, 3/31/2017, 144A (EUR)	4,507,866
18,644,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	21,230,855
4,451,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.500%, 2/15/2021, 144A	4,228,450
1,100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019, 144A	1,097,250

		31,064,421

	Paper – 1.6%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	35,913,989
32,327,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	41,189,318
470,000	Georgia-Pacific LLC, 7.700%, 6/15/2015	546,020
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	114,391,855
4,784,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	6,389,984
16,307,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	22,989,446

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$4,447,000	International Paper Co., 6.875%, 11/01/2023	$5,152,459
10,392,000	International Paper Co., 8.700%, 6/15/2038	14,666,624
24,586,000	Westvaco Corp., 7.950%, 2/15/2031	28,090,218
36,799,000	Westvaco Corp., 8.200%, 1/15/2030	43,686,411
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,467,085
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	15,676,127

		333,159,536

	Pipelines – 1.9%
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	10,731,228
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,122,376
7,325,000	Energy Transfer Partners LP, 6.125%, 2/15/2017	8,232,795
11,435,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	12,148,292
22,725,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	27,124,901
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	9,491,655
31,400,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,566,125
53,020,224	Maritimes & Northeast Pipeline LLC, 7.500%, 5/31/2014, 144A(c)	56,717,854
116,405,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	116,405,000
1,585,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	1,513,675
12,375,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	13,272,187
57,010,000	NiSource Finance Corp., 6.400%, 3/15/2018	66,593,267
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,480,548
28,845,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	33,534,995
5,470,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	4,704,200
5,572,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	3,872,540

		401,511,638

	Property & Casualty Insurance – 0.6%
22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	24,125,478
4,090,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	4,744,682

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	$17,212,042
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	1,780,000
46,522,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	54,420,691
12,885,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	6,957,900
3,375,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	3,295,796
12,080,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	12,785,375
6,575,000	XL Group PLC, 6.250%, 5/15/2027	7,225,596
2,110,000	XL Group PLC, 6.375%, 11/15/2024	2,352,222

		134,899,782

	Property Trust – 0.4%
68,360,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	80,656,118

	Railroads – 0.0%
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)	6,514,080
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)	63,300

		6,577,380

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	7,972,495

	REITs - Apartments – 0.3%
2,565,000	Camden Property Trust, 5.000%, 6/15/2015	2,764,539
40,075,000	Camden Property Trust, 5.700%, 5/15/2017	44,989,718
4,680,000	ERP Operating LP, 5.125%, 3/15/2016	5,159,344
3,000,000	ERP Operating LP, 5.375%, 8/01/2016	3,360,195

		56,273,796

	REITs - Diversified – 0.0%
5,720,000	Duke Realty LP, 5.950%, 2/15/2017	6,324,307

	REITs - Office Property – 0.3%
57,890,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	62,118,691
5,640,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	6,485,402

		68,604,093

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Regional Malls – 0.1%
$9,032,000	Simon Property Group LP, 5.750%, 12/01/2015	$10,091,490
1,690,000	Simon Property Group LP, 6.125%, 5/30/2018	1,999,677

		12,091,167

	REITs - Warehouse/Industrials – 0.1%
6,022,000	ProLogis LP, 5.625%, 11/15/2015	6,563,059
6,110,000	ProLogis LP, 5.625%, 11/15/2016	6,715,959
6,375,000	ProLogis LP, 5.750%, 4/01/2016	6,961,793
2,332,000	ProLogis LP, 6.625%, 5/15/2018	2,689,787
1,595,000	ProLogis LP, 6.875%, 3/15/2020	1,907,689
3,020,000	ProLogis LP, 7.375%, 10/30/2019	3,658,854

		28,497,141

	Retailers – 0.9%
1,920,000	Dillard’s, Inc., 6.625%, 1/15/2018	1,999,200
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,504,500
1,740,000	Dillard’s, Inc., 7.130%, 8/01/2018	1,855,275
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,190,977
1,000,000	Dillard’s, Inc., 7.750%, 5/15/2027	987,500
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022	15,464,029
5,160,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	4,676,250
50,232,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	37,925,160
2,798,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	2,598,643
375,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	314,063
5,580,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,066,425
28,445,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	33,606,089
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	15,538,343
2,098,000	Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	2,480,967
1,485,000	Macy’s Retail Holdings, Inc., 7.875%, 7/15/2015	1,737,484
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,770,994

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$39,965,000	Toys R Us, Inc., 7.375%, 10/15/2018	$32,471,562
11,255,000	Toys R Us, Inc., 7.875%, 4/15/2013	11,480,100

		188,667,561

	Sovereigns – 2.3%
126,665,000	Hellenic Republic Government International Bond, 2.125%, 7/05/2013, (CHF)	32,211,064
10,000,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	1,309,432
25,000,000,000	Indonesia Treasury Bond, 10.250%, 7/15/2027, (IDR)	3,524,264
88,974,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	12,134,879
498,832,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	67,990,124
317,658,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	46,149,341
378,003,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	39,329,014
258,350,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	140,204,879
98,690,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	61,051,693
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	6,070,653
26,800,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	26,899,696
3,868,460,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	18,858,459
4,616,100,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	23,392,368

		479,125,866

	Supermarkets – 0.6%
3,675,000	American Stores Co., 7.900%, 5/01/2017	3,569,344
13,145,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	9,628,712
100,590,000	New Albertson’s, Inc., 7.450%, 8/01/2029	73,933,650
20,550,000	New Albertson’s, Inc., 7.750%, 6/15/2026	16,234,500
13,925,000	New Albertson’s, Inc., 8.000%, 5/01/2031	10,791,875
3,880,000	New Albertson’s, Inc., 8.700%, 5/01/2030	3,162,200
17,575,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	12,126,750

		129,447,031

	Supranational – 2.0%
8,660,000	European Bank for Reconstruction & Development, GMTN, 9.000%, 4/28/2014, (BRL)	4,543,773

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – continued
11,505,000	European Investment Bank, 11.250%, 2/14/2013, (BRL)	$5,879,379
837,962,640,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	84,014,843
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	20,213,228
71,230,000	European Investment Bank, MTN, 6.250%, 4/15/2015, (AUD)	76,850,378
345,270,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	34,580,302
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	165,307,256
40,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	31,893,902

		423,283,061

	Technology – 1.3%
1,940,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	2,134,000
33,106,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	39,754,943
1,000,000	Alcatel-Lucent, EMTN, 6.375%, 4/07/2014, (EUR)	1,284,482
13,050,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	16,101,895
98,567,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	67,025,560
5,166,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	3,487,050
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	3,053,938
12,555,000	Avnet, Inc., 5.875%, 3/15/2014	13,292,782
50,915,000	Avnet, Inc., 6.000%, 9/01/2015	55,875,139
15,245,000	Avnet, Inc., 6.625%, 9/15/2016	17,374,086
10,821,000	Corning, Inc., 6.850%, 3/01/2029	12,973,059
5,645,000	Corning, Inc., 7.250%, 8/15/2036	6,973,432
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	18,405,532
143,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	146,932
2,080,000	Freescale Semiconductor, Inc., 10.125%, 12/15/2016	2,194,400
929,000	Motorola Solutions, Inc., 6.000%, 11/15/2017	1,064,848
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,646,263
2,955,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	3,206,175
4,048,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,906,743

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$40,000	Xerox Corp., 6.350%, 5/15/2018	$46,634
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	717,028

		274,664,921

	Tobacco – 0.5%
71,085,000	Reynolds American, Inc., 6.750%, 6/15/2017	85,342,519
17,990,000	Reynolds American, Inc., 7.250%, 6/15/2037	21,740,141

		107,082,660

	Transportation Services – 0.4%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)	14,380,890
18,013,426	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	17,112,755
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(f)(g)	5,241,620
9,406,304	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020	9,406,304
86,213	Atlas Air Pass Through Trust, Series 1999-1, Class A-2, 6.880%, 4/02/2014	86,213
9,132,615	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	7,854,049
15,689,997	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(f)	11,924,398
5,037,043	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	4,885,931
201,720	Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(f)(g)	161,376
2,675,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,224,549

		74,278,085

	Treasuries – 20.5%
164,160,000	Canadian Government, 1.750%, 3/01/2013, (CAD)	162,062,248
587,055,000	Canadian Government, 2.000%, 9/01/2012, (CAD)	577,673,422
509,785,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	520,625,630
201,175,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	209,628,262
414,487,000	Canadian Government, 3.500%, 6/01/2013, (CAD)	416,412,669
246,645,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	278,502,202
297,760,000	Canadian Government, 4.250%, 6/01/2018, (CAD)	340,000,916
170,925,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	197,962,749
122,055,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	137,389,530

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
38,075,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	$43,870,268
161,275,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	185,702,325
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	1,136,793
1,050,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	1,210,574
1,045,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	1,244,063
28,585,700	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	259,089,340
33,000,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	30,449,197
230,690,000		New Zealand Government Bond, 6.500%, 4/15/2013, (NZD)	190,494,668
668,075,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	126,513,829
319,620,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	59,118,940
2,599,880,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	455,541,160
30,535,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	24,808,176
2,030,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	1,258,792
9,000,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	7,909,092
21,275,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	17,274,115
8,742,110,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	44,175,374
15,000,000		Singapore Government Bond, 1.375%, 10/01/2014, (SGD)	12,160,189

			4,302,214,523

		Wireless – 0.9%
48,009,000		Nextel Communications, Inc., 7.375%, 8/01/2015	48,069,011
48,625,000		Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	48,685,782
1,503,000		Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	1,508,636
41,804,000		Sprint Capital Corp., 6.875%, 11/15/2028	33,652,220
38,286,000		Sprint Capital Corp., 6.900%, 5/01/2019	35,988,840
8,390,000		Sprint Capital Corp., 8.750%, 3/15/2032	7,634,900
15,252,000		Sprint Nextel Corp., 6.000%, 12/01/2016	14,603,790

			190,143,179

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 3.8%
$8,395,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	$5,540,700
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	6,841,709
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	4,683,007
31,176,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	36,241,756
3,940,000	BellSouth Telecommunications, Inc., 7.000%, 12/01/2095	4,782,912
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	111,783,877
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,817,519
4,400,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	4,249,128
1,000,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	822,500
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,124,537
3,075,000	Frontier Communications Corp., 7.875%, 1/15/2027	2,706,000
730,000	Frontier Communications Corp., 9.000%, 8/15/2031	697,150
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,771,787
2,750,000	Koninklijke (Royal) KPN NV, GMTN, 4.000%, 6/22/2015, (EUR)	3,691,798
10,655,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	11,187,750
68,090,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	70,813,600
3,545,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	3,828,600
950,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	723,739
24,010,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	21,539,061
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	44,604,081
940,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	1,110,939
1,000,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,088,456
30,365,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	32,273,076
64,147,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	61,845,470
15,925,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	16,465,351
40,420,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	39,801,695
38,025,000	Qwest Corp., 6.875%, 9/15/2033	37,834,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,505,000	Qwest Corp., 7.200%, 11/10/2026	$1,520,050
10,620,000	Qwest Corp., 7.250%, 9/15/2025	11,653,857
2,890,000	Qwest Corp., 7.500%, 6/15/2023	2,905,895
45,767,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	35,126,172
28,320,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	22,231,200
4,300,000	Telecom Italia Capital S.p.A., EMTN, 5.875%, 5/19/2023, (GBP)	5,612,059
1,100,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	947,522
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,828,665
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	31,880,875
5,845,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	6,903,550
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	4,428,799
17,000,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	22,930,250
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	48,942,569
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	29,648,751
8,685,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	8,988,567
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,556,257
7,860,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	8,587,105

		795,563,216

	Total Non-Convertible Bonds (Identified Cost $15,149,133,643)	16,331,243,700

Convertible Bonds – 7.9%
	Airlines – 0.0%
6,445,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	6,191,389

	Automotive – 1.3%
5,645,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(h)	4,134,963
182,545,000	Ford Motor Co., 4.250%, 11/15/2016	253,737,550
12,335,000	Navistar International Corp., 3.000%, 10/15/2014	11,502,387

		269,374,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Diversified Manufacturing – 0.3%
$44,380,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	$42,382,900
24,037,000	Trinity Industries, Inc., 3.875%, 6/01/2036	23,706,491

		66,089,391

	Electric – 0.0%
1,000,000	CMS Energy Corp., 5.500%, 6/15/2029	1,701,250

	Healthcare – 0.4%
32,436,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(h)	31,706,190
3,180,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	2,945,475
285,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	286,781
2,510,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	2,682,563
2,144,000	Omnicare, Inc., 3.250%, 12/15/2035	2,039,480
29,850,000	Omnicare, Inc., 3.750%, 12/15/2025	39,215,437

		78,875,926

	Home Construction – 0.3%
47,320,000	Lennar Corp., 3.250%, 11/15/2021, 144A	71,275,750

	Independent Energy – 0.4%
27,750,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	22,304,062
46,073,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	39,450,006
18,146,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	16,580,908

		78,334,976

	Life Insurance – 0.3%
72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	65,623,500

	Media Non-Cable – 0.0%
7,706,318	Liberty Media LLC, 3.500%, 1/15/2031	3,371,514

	Metals & Mining – 0.1%
1,255,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,311,475
16,535,000	United States Steel Corp., 4.000%, 5/15/2014	16,741,688

		18,053,163

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 1.0%
$45,735,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	$45,735,000
126,055,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	150,478,156
9,615,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	12,559,594

		208,772,750

	REITs - Warehouse/Industrials – 0.1%
28,230,000	ProLogis LP, 3.250%, 3/15/2015	31,017,713

	Technology – 3.0%
6,480,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	6,390,900
49,074,000	Ciena Corp., 0.875%, 6/15/2017	41,958,270
14,150,000	Ciena Corp., 3.750%, 10/15/2018, 144A	15,741,875
8,680,000	Ciena Corp., 4.000%, 3/15/2015, 144A	9,699,900
11,651,000	Intel Corp., 2.950%, 12/15/2035	13,180,194
343,275,000	Intel Corp., 3.250%, 8/01/2039	462,133,969
1,605,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	1,582,931
3,545,000	Micron Technology, Inc., 1.875%, 6/01/2014	3,474,100
61,535,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	54,996,906
22,580,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	20,801,825

		629,960,870

	Wirelines – 0.7%
64,473,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(c)	77,045,235
48,975,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(c)	58,525,125
1,350,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	1,610,190

		137,180,550

	Total Convertible Bonds (Identified Cost $1,389,880,322)	1,665,823,642

Municipals – 1.1%
	California – 0.0%
5,425,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (MBIA insured), 3.750%, 8/01/2028	4,445,679

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	California – continued
$2,165,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), Series C, (Registered), (MBIA insured), 3.750%, 8/01/2028	$2,015,853

		6,461,532

	District of Columbia – 0.0%
5,610,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047	6,954,493

	Illinois – 0.3%
2,440,000	Chicago O’Hare International Airport, Series A, (AGMC insured), 4.500%, 1/01/2038	2,495,949
69,245,000	State of Illinois, 5.100%, 6/01/2033	65,450,374

		67,946,323

	Michigan – 0.1%
20,480,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(c)	15,175,065

	Ohio – 0.1%
10,390,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(c)	7,952,922

	Virginia – 0.6%
178,970,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(c)	114,417,311

	Total Municipals (Identified Cost $275,314,848)	218,907,646

	Total Bonds and Notes (Identified Cost $16,814,328,813)	18,215,974,988

Senior Loans – 1.8%
	Automotive – 0.1%
24,603,338	TI Group Automotive Systems, L.L.C., New Term Loan, 6.750%, 3/14/2018(b)	24,008,675

	Electric – 0.0%
6,935,533	Texas Competitive Electric Holdings Company, LLC, Non-Extended Term Loan, 3.741%, 10/10/2014(b)	4,340,465

	Food & Beverage – 0.1%
20,328,259	DS Waters Enterprises, L.P., 1st Lien Term Loan, 10.500%, 8/29/2017(b)	20,379,079

	Media Non-Cable – 0.1%
40,070,654	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(b)	22,727,674

	Non-Captive Consumer – 0.1%
26,685,000	Chesapeake Energy Corporation, Unsecured Term Loan, 8.500%, 12/01/2017(b)	26,448,571

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Non-Captive Diversified – 1.1%
$107,801,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(b)	$107,935,751
124,000,000	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(b)	123,535,000

		231,470,751

	Wireless – 0.1%
29,185,000	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(b)	29,002,594

	Wirelines – 0.2%
37,113,025	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(b)	32,817,192

	Total Senior Loans (Identified Cost $407,648,818)	391,195,001

Shares
Common Stocks – 5.2%
	Biotechnology – 0.4%
1,409,794	Vertex Pharmaceuticals, Inc.(f)	78,835,680

	Chemicals – 0.4%
750,000	PPG Industries, Inc.	79,590,000

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(f)	12,374,389
2,766	Rock-Tenn Co., Class A	150,885

		12,525,274

	Diversified Telecommunication Services – 0.2%
269,619	FairPoint Communications, Inc.(f)	1,658,157
403,884	Hawaiian Telcom Holdco, Inc.(f)	7,879,777
2,629,337	Telefonica S.A., Sponsored ADR	34,444,314

		43,982,248

	Electronic Equipment, Instruments & Components – 0.0%
630,490	Corning, Inc.	8,152,236

	Media – 0.0%
4,746	Dex One Corp.(f)	4,438
79,727	SuperMedia, Inc.(f)	199,317

		203,755

	Oil, Gas & Consumable Fuels – 0.4%
1,026,979	Chesapeake Energy Corp.	19,101,810
813,333	Repsol YPF S.A., Sponsored ADR	12,997,061
750,000	Royal Dutch Shell PLC, ADR	50,572,500

		82,671,371

	Pharmaceuticals – 1.3%
3,372,358	Bristol-Myers Squibb Co.(f)	121,236,270
3,384,721	Valeant Pharmaceuticals International, Inc.(f)	151,601,654

		272,837,924

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 2.0%
16,210,621	Intel Corp.	$432,013,049

	Software – 0.4%
2,568,090	Microsoft Corp.	78,557,873

	Total Common Stocks (Identified Cost $764,164,730)	1,089,369,410

Preferred Stocks – 2.6%
Convertible Preferred Stocks – 1.8%
	Automotive – 0.9%
4,308,050	General Motors Co., Series B, 4.750%	143,027,260
964,435	Goodyear Tire & Rubber Co. (The), 5.875%	41,663,592

		184,690,852

	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	25,177,425
305,595	Sovereign Capital Trust IV, 4.375%	15,508,946
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	14,043,375

		54,729,746

	Construction Machinery – 0.0%
166,574	United Rentals Trust I, 6.500%	8,453,631

	Consumer Products – 0.1%
301,866	Newell Financial Trust I, 5.250%	15,168,766

	Electric – 0.1%
346,577	AES Trust III, 6.750%	17,089,712

	Independent Energy – 0.1%
87,351	Chesapeake Energy Corp., 4.500%	7,009,918
144,600	SandRidge Energy, Inc., 8.500%	15,571,612

		22,581,530

	Pipelines – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	16,497,211
25,000	Williams Cos., Inc., 5.500%	4,057,813

		20,555,024

	REITs - Healthcare – 0.0%
172,150	Health Care REIT, Inc., Series I, 6.500%	9,296,100

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Technology – 0.2%
58,899	Lucent Technologies Capital Trust I, 7.750%	$39,756,825

	Total Convertible Preferred Stocks (Identified Cost $424,684,081)	372,322,186

Non-Convertible Preferred Stocks – 0.8%
	Banking – 0.2%
53,000	Bank of America Corp., 6.375%	1,293,200
1,226,700	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	33,476,643
534,725	Countrywide Capital IV, 6.750%	13,132,846

		47,902,689

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	119,285
100	Entergy Arkansas, Inc., 4.320%	8,900
5,000	Entergy Mississippi, Inc., 4.360%	439,375
665	Entergy New Orleans, Inc., 4.360%	59,123
200	Entergy New Orleans, Inc., 4.750%	19,100
49	MDU Resources Group, Inc., 5.100%	4,892
50,100	Southern California Edison Co., 4.780%	1,265,025

		1,915,700

	Government Sponsored – 0.2%
38,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(h)	39,757,500

	Home Construction – 0.0%
41,783	Hovnanian Enterprises, Inc., 7.625%(f)	255,712

	Independent Energy – 0.0%
14,400	Chesapeake Energy Corp., 5.000%	1,076,400

	Non-Captive Consumer – 0.0%
149,767	SLM Corp., Series A, 6.970%	6,881,794

	Non-Captive Diversified – 0.3%
65,854	Ally Financial, Inc., Series G, 7.000%, 144A	58,669,743

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,772,908

Shares	Description	Value (†)
Preferred Stocks – continued
Non-Convertible Preferred Stocks – continued
	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	$10,055,917

	Total Non-Convertible Preferred Stocks (Identified Cost $120,948,810)	169,288,363

	Total Preferred Stocks (Identified Cost $545,632,891)	541,610,549

Closed End Investment Companies – 0.0%
285,720	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,162,921
680,008	NexPoint Credit Strategies Fund	4,270,450

	Total Closed End Investment Companies (Identified Cost $12,368,390)	7,433,371

Principal Amount
Short-Term Investments – 2.5%
$2,394,004	Repurchase Agreement with State Street Bank and Trust Company, dated 6/29/2012 at 0.000% to be repurchased at $2,394,004 on 7/02/2012 collateralized by $2,375,000 U.S. Treasury Note, 1.750%, due 3/31/2014 valued at $2,443,854 including accrued interest(i)	2,394,004
516,753,211	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $516,753,211 on 7/02/2012 collateralized by $12,045,000 Federal Home Loan Bank Discount Note, 8/29/2012 valued at $12,038,978; $2,765,000 Federal Home Loan Mortgage Corp. Discount Note, 9/04/2012 valued at $2,763,618; $10,350,000 U.S. Treasury Bond, 4.625% due 2/15/2040 valued at $14,492,877; $26,915,000 U.S. Treasury Note, 2.750% due 2/15/2019 valued at $30,111,156; $330,640,000 U.S. Treasury Note, 2.625% due 4/30/2018 valued at $363,801,869; $93,050,000 U.S. Treasury Note, 2.375% due 5/31/2018 valued at $100,959,250; $2,870,000 U.S. Treasury Note, 1.000% due 8/31/2016 valued at $2,923,813 including accrued interest(i)	516,753,211

	Total Short-Term Investments (Identified Cost $519,147,215)	519,147,215

	Total Investments – 98.7% (Identified Cost $19,063,290,857)(a)	20,764,730,534
	Other assets less liabilities – 1.3%	273,751,592

	Net Assets – 100.0%	$21,038,482,126

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $19,155,274,711 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,345,345,442
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(735,889,619)

Net unrealized appreciation	$1,609,455,823

At September 30, 2011, the Fund had a capital loss carryforward of $628,747,521 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(c)	Illiquid security. At June 30, 2012, the value of these securities amounted to $447,965,018 or 2.1% of net assets.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of these securities amounted to $18,000,000 or 0.1% of net assets.
(f)	Non-income producing security.
(g)	Maturity has been extended under the terms of a plan of reorganization.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $2,328,941,784 or 11.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities

AGMC	Assured Guaranty Municipal Corp.

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.

GMTN	Global Medium Term Note

MBIA	Municipal Bond Investors Assurance Corp.

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ISK	Icelandic Krona

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$1,779,134,133	$31,917,229	$1,811,051,362
Construction Machinery	—	99,696,908	2,131,402	101,828,310
Electric	—	552,390,264	18,000,000	570,390,264
Non-Captive Consumer	3,241,324	915,695,462	—	918,936,786
Sovereigns	—	446,914,802	32,211,064	479,125,866
All Other Non-Convertible Bonds*	—	12,449,911,112	—	12,449,911,112

Total Non-Convertible Bonds	3,241,324	16,243,742,681	84,259,695	16,331,243,700

Convertible Bonds*	—	1,665,823,642	—	1,665,823,642
Municipals*	—	218,907,646	—	218,907,646

Total Bonds and Notes	3,241,324	18,128,473,969	84,259,695	18,215,974,988

Senior Loans*	—	391,195,001	—	391,195,001
Common Stocks*	1,089,369,410	—	—	1,089,369,410
Preferred Stocks
Convertible Preferred Stocks
Banking	39,220,800	15,508,946	—	54,729,746
Construction Machinery	—	8,453,631	—	8,453,631
Consumer Products	—	15,168,766	—	15,168,766
Independent Energy	7,009,918	15,571,612	—	22,581,530
Pipelines	16,497,211	4,057,813	—	20,555,024
All Other Convertible Preferred Stocks*	250,833,489	—	—	250,833,489

Total Convertible Preferred Stocks	313,561,418	58,760,768	—	372,322,186

Non-Convertible Preferred Stocks Electric	1,265,025	650,675	—	1,915,700

Government Sponsored	—	39,757,500	—	39,757,500
Non-Captive Diversified	—	58,669,743	—	58,669,743
REITs - Office Property	—	2,772,908	—	2,772,908
All Other Non-Convertible Preferred Stocks*	66,172,512	—	—	66,172,512

Total Non-Convertible Preferred Stocks	67,437,537	101,850,826	—	169,288,363

Total Preferred Stocks	380,998,955	160,611,594	—	541,610,549

Closed End Investment Companies	7,433,371	—	—	7,433,371
Short-Term Investments	—	519,147,215	—	519,147,215

Total	$1,481,043,060	$19,199,427,779	$84,259,695	$20,764,730,534

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $10,537,480 was transferred from Level 1 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policy; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2011:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depre- ciation) from Investments Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$—	$—	$494,315	$31,422,914	$—	$—	$—	$31,917,229	$494,315
Construction Machinery	—	52	—	(173,983)	—	—	2,305,333	—	2,131,402	(173,983)
Consumer Cyclical Services	5,032,625	—	—	—	—	—	—	(5,032,625)	—	—
Electric	—	—	—	(12,585,433)	—	—	30,585,433	—	18,000,000	(12,585,433)
Sovereigns	—	11,382,814	—	(68,925,526)	44,100	—	89,709,676	—	32,211,064	(68,925,526)
Technology	910,000	44,969	(2,133,583)	2,371,227	—	(1,192,613)	—	—	—	—
Treasuries	1,072,828	29,021	(1,337,634)	839,582	—	(603,797)	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks
Electric	9,376,875	—	359,347	682,528	—	(10,418,750)	—	—	—	—
Independent Energy	14,460,000	—	—	—	—	—	—	(14,460,000)	—	—
Non-Convertible Preferred Stocks
Non-Captive Diversified	31,705,800	—	—	—	—	—	—	(31,705,800)	—	—

Total	$62,558,128	$11,456,856	$(3,111,870)	$(77,297,290)	$31,467,014	$(12,215,160)	122,600,442	$(51,198,425)	$84,259,695	$(81,190,627)

Debt securities valued at $92,015,009 were transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

Debt securities valued at $30,585,433 were transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

A debt security valued at $5,032,625 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Preferred stocks valued at $46,165,800 were transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	20.5%
Banking	9.1
Non-Captive Diversified	6.2
Wirelines	4.7
Non-Captive Consumer	4.5
Technology	4.5
Automotive	4.0
Electric	2.8
Healthcare	2.4
Pharmaceuticals	2.3
Sovereigns	2.3
Life Insurance	2.2
Semiconductors & Semiconductor Equipment	2.0
Airlines	2.0
Supranational	2.0
Pipelines	2.0
Other Investments, less than 2% each	22.7
Short-Term Investments	2.5

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	63.0%
Canadian Dollar	13.3
Euro	4.5
New Zealand Dollar	4.4
Australian Dollar	3.8
Norwegian Krone	3.1
Indonesian Rupiah	2.1
Other, less than 2% each	4.5

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 88.4% of Net Assets
Non-Convertible Bonds – 79.2%
	ABS Other – 0.1%
$710,384	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	$718,312

	Aerospace & Defense – 0.2%
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	175,875
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	532,168
400,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	302,285
1,500,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,216,144

		2,226,472

	Airlines – 0.8%
102,517	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	103,799
44,271	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	44,993
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	72,041
275,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	277,750
1,277,955	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	1,303,514
266,712	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	284,049
484,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	511,225
1,009,113	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	1,054,523
1,624,478	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	1,721,947
1,420,000	US Airways Pass Through Trust, Series 2012-1, Class C, 9.125%, 10/01/2015	1,423,550
1,010,000	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	1,033,988
540,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	553,500

		8,384,879

	Automotive – 2.4%
2,200,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	2,260,500
200,000	FCE Bank PLC, EMTN, 7.125%, 1/15/2013, (EUR)	260,693
765,000	Ford Motor Co., 6.375%, 2/01/2029	830,002
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,163,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$165,000	Ford Motor Co., 6.625%, 2/15/2028	$183,221
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	4,757,219
690,000	Ford Motor Co., 7.125%, 11/15/2025	783,150
9,250,000	Ford Motor Co., 7.450%, 7/16/2031	11,585,625
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	1,908,200
645,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/2015	716,839
565,000	Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	668,257
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	355,313

		25,472,919

	Banking – 9.5%
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	1,928,042
500,000	Bank of America Corp., 4.850%, 11/15/2014	489,451
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	1,934,956
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,133,451
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,642,205
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,118,321
250,000	Barclays Bank PLC, EMTN, (fixed rate to 3/15/2020, variable rate thereafter), 4.750%, 3/29/2049, (EUR)	167,046
535,000	BNP Paribas Capital Trust VI, (fixed rate to 1/16/2013, variable rate thereafter), 5.868%, 1/29/2049, (EUR)	626,264
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, 10/29/2049, (GBP)	1,425,218
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049, (EUR)	1,348,706
1,750,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, 4/29/2049, (EUR)	1,627,748
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, 4/29/2049, (GBP)	2,772,087
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 6/29/2049, 144A	855,000
1,525,000	BNP Paribas S.A., (fixed rate to 6/29/2015, variable rate thereafter), 5.186%, 6/29/2049, 144A	1,311,500
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, 7/29/2049, (GBP)	1,159,343
3,830,000	Citigroup, Inc., 5.000%, 9/15/2014	3,926,007
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	243,418
135,000	Citigroup, Inc., 5.850%, 12/11/2034	144,911

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$3,320,000	Citigroup, Inc., 5.875%, 2/22/2033	$3,211,174
1,215,000	Citigroup, Inc., 6.000%, 10/31/2033	1,216,764
795,000	Citigroup, Inc., 6.125%, 8/25/2036	781,944
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	11,326,500
200,000	Citigroup, Inc., EMTN, (fixed rate to 11/30/2012, variable rate thereafter), 3.625%, 11/30/2017, (EUR)	214,502
4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	4,062,320
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,012,522
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	5,755,069
1,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	103,508
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,985,414
1,700,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	1,757,611
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,276,673
50,000	Merrill Lynch & Co., Inc., EMTN, 1.211%, 9/14/2018, (EUR)(c)	46,197
1,000,000	Merrill Lynch & Co., Inc., EMTN, 4.625%, 9/14/2018, (EUR)	1,161,617
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	285,768
200,000	Morgan Stanley, 0.947%, 10/15/2015(c)	178,170
130,000	Morgan Stanley, 3.450%, 11/02/2015	125,885
465,000	Morgan Stanley, 3.800%, 4/29/2016	450,493
7,300,000	Morgan Stanley, 5.500%, 7/24/2020	7,142,072
7,400,000	Morgan Stanley, 5.750%, 1/25/2021	7,296,711
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	5,218,447
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	80,360
200,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	195,884
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	4,358,285
1,600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	1,654,630
300,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	296,910
900,000	Morgan Stanley, Series F, MTN, 0.916%, 10/18/2016(c)	784,375

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$625,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	$641,976
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	478,948
185,000	RBS Capital Trust A, 2.753%, 12/29/2049, (EUR)(c)	122,912
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	54,173
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	759,531
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	136,750
300,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	292,194
200,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	229,321
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	738,584
700,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	605,641
150,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/10/2013, (EUR)	145,406
600,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/22/2013, (EUR)	588,457
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,778,310

		102,405,682

	Brokerage – 0.9%
1,495,000	Jefferies Group, Inc., 3.875%, 11/09/2015	1,468,837
1,245,000	Jefferies Group, Inc., 5.125%, 4/13/2018	1,207,650
2,700,000	Jefferies Group, Inc., 6.250%, 1/15/2036	2,430,000
1,800,000	Jefferies Group, Inc., 6.450%, 6/08/2027	1,710,000
2,530,000	Jefferies Group, Inc., 6.875%, 4/15/2021	2,544,186

		9,360,673

	Building Materials – 1.1%
860,000	Masco Corp., 4.800%, 6/15/2015	883,629
240,000	Masco Corp., 5.850%, 3/15/2017	251,577
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,774,720
800,000	Masco Corp., 6.500%, 8/15/2032	769,007
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,555,738
815,000	Masco Corp., 7.750%, 8/01/2029	853,902

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$805,000	Owens Corning, Inc., 6.500%, 12/01/2016	$895,096
2,050,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,178,627
1,680,000	USG Corp., 6.300%, 11/15/2016	1,608,600

		11,770,896

	Chemicals – 1.1%
3,440,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	4,744,025
275,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	280,500
115,000	ICI Wilmington, Inc., 5.625%, 12/01/2013	121,033
620,000	Methanex Corp., 5.250%, 3/01/2022	643,256
1,565,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,658,806
5,240,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(b)	4,087,200
55,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(b)	48,400
905,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(b)	769,250

		12,352,470

	Collateralized Mortgage Obligations – 0.1%
993,620	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.617%, 4/25/2035(c)	917,210

	Commercial Mortgage-Backed Securities – 0.2%
570,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class AM, 5.869%, 9/15/2040	483,736
95,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	102,558
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	1,088,838

		1,675,132

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(b)	1,021,959
1,155,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	1,209,863

		2,231,822

	Distributors – 0.1%
1,000,000	ONEOK, Inc., 6.000%, 6/15/2035	1,091,283

	Diversified Manufacturing – 0.9%
245,000	Textron, Inc., 5.600%, 12/01/2017	269,865

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Diversified Manufacturing – continued
$6,855,000	Textron, Inc., 5.950%, 9/21/2021	$7,768,634
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,518,313

		9,556,812

	Electric – 4.0%
730,000	AES Corp. (The), 7.750%, 3/01/2014	792,050
2,928,050	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,291,480
3,935,866	Bruce Mansfield Unit, 6.850%, 6/01/2034	4,120,615
380,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(d)	254,600
810,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(d)	542,700
7,205,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	5,738,905
5,555,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	4,832,400
100,000	EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	110,300
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	1,663,252
1,589,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,956,587
3,500,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	2,747,703
2,890,000	Energy Future Holdings Corp., 10.000%, 1/15/2020	3,085,075
275,000	Enersis S.A., 7.375%, 1/15/2014	294,314
4,000,000	Enersis S.A., Cayman Islands, 7.400%, 12/01/2016	4,683,444
3,256,600	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	3,315,447
675,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(d)	108,000
2,865,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.500%, 10/01/2020, 144A	1,955,362
765,000	TXU Corp., Series P, 5.550%, 11/15/2014	548,888
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	723,413
1,675,000	TXU Corp., Series R, 6.550%, 11/15/2034	766,312
450,000	White Pine Hydro LLC, 6.310%, 7/10/2017(b)(g)	355,500
670,000	White Pine Hydro LLC, 6.960%, 7/10/2037(b)(g)	435,500
1,280,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)(g)	307,200

		42,629,047

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.3%
2,740,000	Viterra, Inc., 6.406%, 2/16/2021, 144A, (CAD)	$2,908,017

	Gaming – 0.4%
410,000	MGM Resorts International, 6.625%, 7/15/2015	422,300
435,000	MGM Resorts International, 6.875%, 4/01/2016	437,175
350,000	MGM Resorts International, 7.500%, 6/01/2016	362,250
895,000	MGM Resorts International, 7.625%, 1/15/2017	924,087
2,525,000	MGM Resorts International, 8.625%, 2/01/2019, 144A	2,701,750

		4,847,562

	Government Guaranteed – 0.2%
1,620,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	1,646,872

	Government Owned - No Guarantee – 0.7%
2,400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	2,358,000
18,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	1,888,443
29,200,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	3,135,289

		7,381,732

	Healthcare – 2.0%
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	471,033
290,000	Boston Scientific Corp., 5.450%, 6/15/2014	310,791
435,000	Boston Scientific Corp., 6.400%, 6/15/2016	500,973
455,000	HCA, Inc., 5.750%, 3/15/2014	476,044
610,000	HCA, Inc., 5.875%, 3/15/2022	637,450
2,345,000	HCA, Inc., 6.250%, 2/15/2013	2,397,762
410,000	HCA, Inc., 6.375%, 1/15/2015	435,625
115,000	HCA, Inc., 6.750%, 7/15/2013	119,887
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,190,500
820,000	HCA, Inc., 7.190%, 11/15/2015	865,100
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,417,844
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,350,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$2,660,000	HCA, Inc., 7.690%, 6/15/2025	$2,560,250
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,253,300
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,798,150
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	404,200
320,000	Owens & Minor, Inc., 6.350%, 4/15/2016(b)	349,372
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,504,312

		22,042,593

	Home Construction – 0.8%
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	188,325
115,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	75,325
835,000	KB Home, 8.000%, 3/15/2020	851,700
1,700,000	Lennar Corp., Series B, 5.600%, 5/31/2015	1,785,000
1,152,000	Pulte Group, Inc., 5.200%, 2/15/2015	1,186,560
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,136,000
1,960,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,617,000

		8,839,910

	Independent Energy – 1.4%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,665,333
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,224,529
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	99,000
975,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	960,375
300,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	255,000
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,088,987
1,465,000	Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,799,908

		15,093,132

	Life Insurance – 2.7%
2,300,000	American International Group, Inc., 6.250%, 3/15/2087	2,127,500
10,165,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	11,029,025

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Life Insurance – continued
$615,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	$679,897
175,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	189,977
3,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	2,652,000
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	201,738
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	4,478,631
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,780,750
1,000,000	MetLife, Inc., 6.400%, 12/15/2066	980,276
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,558,213
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,285,865
1,000,000	Protective Life Secured Trust, 4.030%, 9/10/2014(c)	1,011,250

		28,975,122

	Local Authorities – 4.7%
4,505,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	4,727,013
5,500,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	6,285,787
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,817,330
565,743	Province of Alberta, 5.930%, 9/16/2016, (CAD)	616,089
11,700,000	Province of British Columbia, Zero Coupon, 8/23/2013, (CAD)	11,336,853
19,825,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	21,676,060
830,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	897,009

		50,356,141

	Lodging – 0.0%
150,000	Host Marriott LP, Series O, 6.375%, 3/15/2015	152,250

	Media Cable – 0.2%
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,778,734

	Media Non-Cable – 0.5%
730,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	751,900
2,630,000	News America, Inc., 6.150%, 3/01/2037	2,979,908
1,960,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	1,920,800

		5,652,608

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Metals & Mining – 2.0%
$1,100,000		Alcoa, Inc., 5.720%, 2/23/2019	$1,165,810
300,000		Alcoa, Inc., 5.870%, 2/23/2022	308,644
400,000		Alcoa, Inc., 5.900%, 2/01/2027	395,746
855,000		ArcelorMittal, 5.500%, 3/01/2021	809,272
2,295,000		ArcelorMittal, 6.125%, 6/01/2018	2,327,008
6,630,000		ArcelorMittal, 6.750%, 3/01/2041	6,188,382
3,300,000		ArcelorMittal, 7.000%, 10/15/2039	3,203,152
6,945,000		Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	5,885,888
1,760,000		United States Steel Corp., 7.500%, 3/15/2022	1,689,600

			21,973,502

		Non-Captive Consumer – 2.9%
300,000		AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	150,000
3,569,000		Residential Capital LLC, 9.625%, 5/15/2015(d)	3,444,085
31,725	(††)	SLM Corp., 6.000%, 12/15/2043	684,969
760,000		SLM Corp., MTN, 5.125%, 8/27/2012	762,847
35,000		SLM Corp., Series A, MTN, 0.766%, 1/27/2014(c)	33,434
1,665,000		SLM Corp., Series A, MTN, 5.000%, 10/01/2013	1,714,950
200,000		SLM Corp., Series A, MTN, 5.000%, 4/15/2015	201,838
145,000		SLM Corp., Series A, MTN, 5.000%, 6/15/2018	138,112
2,920,000		SLM Corp., Series A, MTN, 5.375%, 1/15/2013	2,974,703
200,000		SLM Corp., Series A, MTN, 5.375%, 5/15/2014	206,993
3,990,000		SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,371,550
7,986,000		SLM Corp., Series A, MTN, 8.450%, 6/15/2018	8,944,320
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	239,250
1,050,000		Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	1,040,812
595,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	495,338
1,805,000		Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	1,732,800
1,000,000		Springleaf Finance Corp., Series J, MTN, 5.900%, 9/15/2012	996,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Consumer – continued
$2,100,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	$1,659,000
3,255,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,597,881

		31,389,132

	Non-Captive Diversified – 4.9%
224,000	Ally Financial, Inc., 6.875%, 8/28/2012	225,120
682,000	Ally Financial, Inc., 7.500%, 12/31/2013	722,920
2,275,000	Ally Financial, Inc., 7.500%, 9/15/2020	2,556,531
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,616,950
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,343,685
5,195,000	Ally Financial, Inc., 8.300%, 2/12/2015	5,662,550
1,630,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,788,866
35,000	General Electric Capital Corp., 5.625%, 5/01/2018	40,234
170,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	195,161
2,390,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	1,995,771
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	1,156,879
5,360,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	4,602,523
1,145,000	General Electric Capital Corp., Series A, MTN, 4.875%, 3/04/2015	1,243,202
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	7,782,841
295,000	International Lease Finance Corp., 5.875%, 4/01/2019	295,286
6,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	6,194,000
4,905,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,407,762
635,000	International Lease Finance Corp., 8.250%, 12/15/2020	727,185
3,045,000	International Lease Finance Corp., 8.625%, 9/15/2015	3,364,725
790,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	808,762
225,000	iStar Financial, Inc., 5.850%, 3/15/2017	198,563
1,410,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,272,525
30,000	iStar Financial, Inc., 6.050%, 4/15/2015	27,975
2,495,000	iStar Financial, Inc., 8.625%, 6/01/2013	2,495,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$195,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	$183,788
1,245,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	1,202,981

		53,111,785

	Oil Field Services – 0.0%
235,000	Parker Drilling Co., 9.125%, 4/01/2018	248,513

	Packaging – 0.2%
2,000,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	2,277,500

	Paper – 1.5%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,471,287
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,687,378
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	7,850,256
1,045,000	Westvaco Corp., 7.950%, 2/15/2031	1,193,943
1,080,000	Westvaco Corp., 8.200%, 1/15/2030	1,282,136

		16,485,000

	Pipelines – 1.4%
575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	681,818
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	280,594
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,682,997
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	379,666
1,300,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,431,082
755,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	721,025
5,890,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	6,317,025
250,000	NiSource Finance Corp., 5.250%, 9/15/2017	279,140
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,075,229
1,285,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	1,105,100

		14,953,676

	Property & Casualty Insurance – 1.3%
80,000	Axis Capital Holdings Ltd., 5.750%, 12/01/2014	84,768
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	3,898,791

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – continued
$2,645,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	$3,068,383
1,545,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	834,300
1,425,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	1,391,558
2,140,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	2,264,959
1,430,000	XL Group PLC, 6.250%, 5/15/2027	1,571,498
1,135,000	XL Group PLC, 6.375%, 11/15/2024	1,265,295

		14,379,552

	Property Trust – 0.3%
2,960,000	WEA Finance LLC/WT Finance Australia Property Ltd., 6.750%, 9/02/2019, 144A	3,492,424

	Railroads – 0.0%
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	410,000

	REITs - Apartments – 0.2%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,678,344
70,000	ERP Operating LP, 5.125%, 3/15/2016	77,169

		1,755,513

	REITs - Diversified – 0.0%
210,000	Duke Realty LP, 5.950%, 2/15/2017	232,186

	REITs - Office Property – 0.4%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,739,569
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	546,199

		4,285,768

	REITs - Regional Malls – 0.1%
200,000	Simon Property Group LP, 5.875%, 3/01/2017	230,234
290,000	Simon Property Group LP, 6.100%, 5/01/2016	330,033

		560,267

	REITs - Single Tenant – 0.1%
185,000	Realty Income Corp., 5.750%, 1/15/2021	206,802
815,000	Realty Income Corp., 6.750%, 8/15/2019	960,211

		1,167,013

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Warehouse/Industrials – 0.0%
$100,000	ProLogis LP, 5.625%, 11/15/2015	$108,985
80,000	ProLogis LP, 5.750%, 4/01/2016	87,363

		196,348

	Retailers – 0.7%
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,026,281
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,192,125
1,079,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	814,645
575,000	J.C. Penney Corp., Inc., 7.125%, 11/15/2023	534,031
70,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	58,625
3,505,000	Toys R Us, Inc., 7.375%, 10/15/2018	2,847,813
750,000	Toys R Us, Inc., 7.875%, 4/15/2013	765,000

		7,238,520

	Sovereigns – 2.1%
1,787,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	243,723
33,387,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	4,550,603
7,590,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	789,695
10,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	5,888,225
14,885,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	9,208,172
91,890,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	447,957
212,600,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	1,077,363

		22,205,738

	Supermarkets – 0.9%
125,000	American Stores Co., 7.900%, 5/01/2017	121,406
25,000	American Stores Co., 8.000%, 6/01/2026	20,875
6,955,000	New Albertson’s, Inc., 7.450%, 8/01/2029	5,111,925
1,470,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,161,300
2,840,000	New Albertson’s, Inc., 8.000%, 5/01/2031	2,201,000
205,000	New Albertson’s, Inc., 8.700%, 5/01/2030	167,075

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supermarkets – continued
$1,745,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$1,204,050

		9,987,631

	Supranational – 2.9%
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,554,556
17,000,000	International Bank for Reconstruction & Development, 1.430%, 3/05/2014, (SGD)	13,554,908

		31,109,464

	Technology – 0.9%
2,650,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	3,182,221
980,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	666,400
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	54,000
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,805,256
130,000	Avnet, Inc., 6.625%, 9/15/2016	148,156
450,000	Corning, Inc., 6.850%, 3/01/2029	539,495
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,451,512
247,000	Freescale Semiconductor, Inc., 8.875%, 12/15/2014	253,792
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	175,890
150,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	162,750
926,400	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,122,926

		9,562,398

	Tobacco – 0.5%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,985,893
810,000	Reynolds American, Inc., 7.250%, 6/15/2037	978,850

		4,964,743

	Transportation Services – 0.3%
2,500,000	APL Ltd., 8.000%, 1/15/2024(b)	1,712,500
676,891	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	643,047
666,777	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	573,428
214,507	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017	208,071

		3,137,046

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – 16.0%
8,525,000		Canadian Government, 1.750%, 3/01/2013, (CAD)	$8,416,062
19,910,000		Canadian Government, 2.000%, 9/01/2012, (CAD)	19,591,823
26,805,000		Canadian Government, 2.500%, 6/01/2015, (CAD)	27,375,011
13,195,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	13,749,447
2,860,000		Canadian Government, 3.500%, 6/01/2013, (CAD)	2,873,287
7,385,000		Canadian Government, 3.750%, 6/01/2019, (CAD)	8,338,863
9,615,000		Canadian Government, 4.250%, 6/01/2018, (CAD)	10,979,006
7,050,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	8,165,203
3,100,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	3,489,472
450,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	518,493
6,710,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	7,726,322
205,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	221,945
205,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	236,350
200,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	238,098
305,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	2,764,398
56,415,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	10,683,348
9,425,000		Norwegian Government, 5.000%, 5/15/2015, (NOK)	1,743,308
27,350,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	4,792,164
1,275,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	1,035,874
250,000		Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	155,024
375,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	329,546
1,325,000		Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,075,826
359,880,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,818,535
35,000,000		U.S. Treasury Note, 0.250%, 5/31/2014	34,956,250

			171,273,655

		Wireless – 1.0%
1,510,000		Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	1,511,888
4,870,000		Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	4,876,087

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$53,000	Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	$53,199
2,627,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,114,735
1,020,000	Sprint Capital Corp., 6.900%, 5/01/2019	958,800
300,000	Sprint Capital Corp., 8.750%, 3/15/2032	273,000
898,000	Sprint Nextel Corp., 6.000%, 12/01/2016	859,835

		10,647,544

	Wirelines – 3.1%
355,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	234,300
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	230,420
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	874,499
600,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	697,493
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	4,037,435
200,000	Embarq Corp., 7.995%, 6/01/2036	208,919
1,960,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	2,058,000
985,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,024,400
140,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	151,200
200,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	152,366
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	807,378
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,753,994
550,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	598,651
3,305,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	3,512,680
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	6,946,492
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	361,876
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	763,145
790,000	Qwest Corp., 6.875%, 9/15/2033	786,050
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,797,800
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,338,767
1,480,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,135,900

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$1,095,075
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	908,472
1,300,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	1,753,490

		33,228,802

	Total Non-Convertible Bonds (Identified Cost $778,373,372)	850,742,002

Convertible Bonds – 8.6%
	Airlines – 0.0%
470,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	451,506

	Automotive – 0.4%
135,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(f)	98,887
2,925,000	Ford Motor Co., 4.250%, 11/15/2016	4,065,750

		4,164,637

	Diversified Manufacturing – 0.5%
5,310,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	5,071,050
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	502,987

		5,574,037

	Electric – 0.1%
500,000	CMS Energy Corp., 5.500%, 6/15/2029	850,625

	Gaming – 0.0%
235,000	MGM Resorts International, 4.250%, 4/15/2015	238,231

	Healthcare – 0.2%
210,000	Hologic, Inc., (accretes to principal after 3/1/2018), 2.000%, 3/01/2042(f)	194,513
1,270,000	Omnicare, Inc., 3.750%, 12/15/2025	1,668,462

		1,862,975

	Independent Energy – 0.4%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,257,869
2,400,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	2,055,000
900,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	822,375

		4,135,244

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Life Insurance – 1.5%
$17,935,000	Old Republic International Corp., 3.750%, 3/15/2018	$16,141,500

	Media Non-Cable – 0.0%
342,365	Liberty Media LLC, 3.500%, 1/15/2031	149,785

	Metals & Mining – 0.2%
235,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	245,575
1,540,000	United States Steel Corp., 4.000%, 5/15/2014	1,559,250

		1,804,825

	Pharmaceuticals – 1.1%
175,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	175,000
7,925,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	9,460,469
1,370,000	Vertex Pharmaceuticals, Inc., 3.350%, 10/01/2015	1,789,562

		11,425,031

	Technology – 3.6%
3,600,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	3,550,500
5,195,000	Ciena Corp., 0.875%, 6/15/2017	4,441,725
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	3,843,688
8,417,000	Intel Corp., 2.950%, 12/15/2035	9,521,731
7,000,000	Intel Corp., 3.250%, 8/01/2039	9,423,750
600,000	Micron Technology, Inc., 1.875%, 6/01/2014	588,000
7,185,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	6,421,594
1,385,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	1,275,931

		39,066,919

	Wirelines – 0.6%
3,040,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	3,632,800
1,990,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	2,378,050

		6,010,850

	Total Convertible Bonds (Identified Cost $85,067,575)	91,876,165

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.6%
	Michigan – 0.2%
$2,340,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(b)	$1,733,870

	Virginia – 0.4%
7,725,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	4,938,670

	Total Municipals (Identified Cost $10,045,982)	6,672,540

	Total Bonds and Notes (Identified Cost $873,486,929)	949,290,707

Senior Loans – 0.0%
	Media Non-Cable – 0.0%
500,890	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(c) (Identified Cost $496,324)	284,100

Shares
Preferred Stocks – 3.2%
Convertible Preferred Stocks – 2.5%
	Automotive – 0.9%
248,530	General Motors Co., Series B, 4.750%	8,251,196
40,805	Goodyear Tire & Rubber Co. (The), 5.875%	1,762,776

		10,013,972

	Banking – 0.5%
2,844	Bank of America Corp., Series L, 7.250%	2,772,900
55,743	Sovereign Capital Trust IV, 4.375%	2,828,957

		5,601,857

	Construction Machinery – 0.1%
19,095	United Rentals Trust I, 6.500%	969,071

	Consumer Products – 0.1%
27,675	Newell Financial Trust I, 5.250%	1,390,669

	Electric – 0.1%
10,000	AES Trust III, 6.750%	493,100

	Independent Energy – 0.0%
775	Chesapeake Energy Corp., 4.500%	62,194

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Pipelines – 0.5%
96,065	El Paso Energy Capital Trust I, 4.750%	$4,865,692

	REITs - Healthcare – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	399,600

	Technology – 0.3%
3,875	Lucent Technologies Capital Trust I, 7.750%	2,615,625

	Total Convertible Preferred Stocks (Identified Cost $26,406,794)	26,411,780

Non-Convertible Preferred Stocks – 0.7%
	Banking – 0.1%
5,000	Bank of America Corp., 6.375%	122,000
20,975	Countrywide Capital IV, 6.750%	515,146

		637,146

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,002
2,876	Entergy New Orleans, Inc., 4.750%	274,658
12	MDU Resources Group, Inc., 5.100%	1,198
4,670	Union Electric Co., 4.500%	425,904

		709,762

	Government Sponsored – 0.2%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,138,750

	Independent Energy – 0.0%
750	Chesapeake Energy Corp., 5.000%	56,062

	Non-Captive Consumer – 0.1%
25,100	SLM Corp., Series A, 6.970%	1,153,345

	Non-Captive Diversified – 0.2%
2,571	Ally Financial, Inc., Series G, 7.000%, 144A	2,290,520

	Total Non-Convertible Preferred Stocks (Identified Cost $6,495,883)	7,985,585

	Total Preferred Stocks (Identified Cost $32,902,677)	34,397,365

Shares	Description	Value (†)
Common Stocks – 4.9%
	Biotechnology – 0.7%
127,420	Vertex Pharmaceuticals, Inc.(e)	$7,125,326

	Chemicals – 0.6%
62,529	PPG Industries, Inc.	6,635,577

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(e)	677,717
136	Rock-Tenn Co., Class A	7,419

		685,136

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(e)	157,056
241,163	Telefonica S.A., Sponsored ADR	3,159,235

		3,316,291

	Electronic Equipment, Instruments & Components – 0.2%
205,167	Corning, Inc.	2,652,809

	Media – 0.0%
3,027	SuperMedia, Inc.(e)	7,568

	Oil, Gas & Consumable Fuels – 0.8%
54,259	Chesapeake Energy Corp.	1,009,217
164,530	Repsol YPF S.A., Sponsored ADR	2,629,190
70,051	Royal Dutch Shell PLC, ADR	4,723,539

		8,361,946

	Pharmaceuticals – 1.0%
160,000	Bristol-Myers Squibb Co.	5,752,000
107,459	Valeant Pharmaceuticals International, Inc.(e)	4,813,089

		10,565,089

	Semiconductors & Semiconductor Equipment – 1.2%
476,725	Intel Corp.	12,704,721

	Total Common Stocks (Identified Cost $40,230,372)	52,054,463

Principal Amount (‡)
Short-Term Investments – 2.3%
$14,486	Repurchase Agreement with State Street Bank and Trust Company, dated 6/29/2012 at 0.000% to be repurchased at $14,486 on 7/02/2012 collateralized by $15,000 U.S. Treasury Note, 1.750% due 3/31/2014 valued at $15,435 including accrued interest(h)	14,486
24,011,935	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $24,011,935 on 7/02/2012 collateralized by $24,505,000 Federal Home Loan Bank Discount Note, due 8/29/2012 valued at $24,492,748 including accrued interest(h)	24,011,935

	Total Short-Term Investments (Identified Cost $24,026,421)	24,026,421

	Total Investments – 98.8% (Identified Cost $971,142,723)(a)	1,060,053,056
	Other assets less liabilities – 1.2%	13,410,349

	Net Assets – 100.0%	$1,073,463,405

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $972,920,030 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$117,471,758
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(30,338,732)

Net unrealized appreciation	$87,133,026

(b)	Illiquid security. At June 30, 2012, the value of these securities amounted to $25,847,136 or 2.4% of net assets.
(c)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of these securities amounted to $1,098,200 or 0.1% of net assets.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $128,559,056 or 12.0% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

MBIA	Municipal Bond Investors Assurance Corp.

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ISK	Icelandic Krona

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SGD	Singapore Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$91,079,182	$11,326,500	**	$102,405,682
Electric	—	41,530,847	1,098,200	***	42,629,047
Non-Captive Consumer	684,969	30,704,163	—		31,389,132
All Other Non-Convertible Bonds*	—	674,318,141	—		674,318,141

Total Non-Convertible Bonds	684,969	837,632,333	12,424,700		850,742,002

Convertible Bonds*	—	91,876,165	—		91,876,165
Municipals*	—	6,672,540	—		6,672,540

Total Bonds and Notes	684,969	936,181,038	12,424,700		949,290,707

Senior Loans*	—	284,100	—		284,100
Preferred Stocks
Convertible Preferred Stocks
Banking	2,772,900	2,828,957	—		5,601,857
Construction Machinery	—	969,071	—		969,071
Consumer Products	—	1,390,669	—		1,390,669
All Other Convertible Preferred Stocks*	18,450,183	—	—		18,450,183

Total Convertible Preferred Stocks	21,223,083	5,188,697	—		26,411,780

Non-Convertible Preferred Stocks
Electric	425,904	283,858	—		709,762
Government Sponsored	—	3,138,750	—		3,138,750
Non-Captive Diversified	—	2,290,520	—		2,290,520
All Other Non-Convertible Preferred Stocks*	1,846,553	—	—		1,846,553

Total Non-Convertible Preferred Stocks	2,272,457	5,713,128	—		7,985,585

Total Preferred Stocks	23,495,540	10,901,825	—		34,397,365

Common Stocks*	52,054,463	—	—		52,054,463
Short-Term Investments	—	24,026,421	—		24,026,421

Total	$76,234,972	$971,393,384	$12,424,700		$1,060,053,056

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Valued using broker-dealer bid quotations.
***	Fair valued by the Fund’s investment adviser.

A preferred stock valued at $1,207,960 was transferred from Level 1 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid quotations may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid quotations for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid quotations may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant observable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$—	$—	$175,418	$11,151,082	$—	$—	$—	$11,326,500	$175,418
Electric	—	—	—	(1,350,984)	—	—	2,449,184	—	1,098,200	(1,350,984)
Treasuries	55,017	1,488	(68,596)	43,055	—	(30,964)	—	—	—	—
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	672,600	—	—	—	—	—	—	(672,600)	—	—

Total	$727,617	$1,488	$(68,596)	$(1,132,511)	$11,151,082	$(30,964)	$2,449,184	$(672,600)	$12,424,700	$(1,175,566)

Debt securities valued at $2,449,184 were transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the securities or did not provide reliable prices for the securities.

A preferred stock valued at $672,600 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	16.0%
Banking	10.1
Non-Captive Diversified	5.1
Technology	4.8
Local Authorities	4.7
Electric	4.3
Life Insurance	4.2
Automotive	3.7
Wirelines	3.7
Non-Captive Consumer	3.0
Supranational	2.9
Healthcare	2.2
Metals & Mining	2.2
Sovereigns	2.1
Pharmaceuticals	2.1
Other Investments, less than 2% each	25.4
Short-Term Investments	2.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	69.1%
Canadian Dollar	12.3
New Zealand Dollar	4.1
Euro	3.0
Australian Dollar	3.0
Other, less than 2% each	7.3

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 96.3% of Net Assets
Non-Convertible Bonds – 96.0%
	Argentina – 0.4%
$5,460,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	$4,641,000
6,402,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	4,449,390

		9,090,390

	Australia – 2.3%
4,705,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	4,680,868
15,487,908	Australia Government Bond, 3.000%, 9/20/2025, (AUD)	20,123,872
6,421,291	New South Wales Treasury Corp., 2.750%, 11/20/2025, (AUD)	7,143,515
5,858,700	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	6,695,734
6,600,000	SMART Trust/Australia, Series 2012-1USA, Class A3A, 1.500%, 5/14/2016, 144A	6,604,620
4,700,000	SMART Trust/Australia, Series 2012-1USA, Class A4A, 2.010%, 12/14/2017, 144A	4,715,510
7,600,000	Westpac Banking Corp., 2.450%, 11/28/2016, 144A	7,816,600

		57,780,719

	Belgium – 1.0%
18,130,000	Belgium Government Bond, 3.500%, 6/28/2017, (EUR)	24,363,703

	Brazil – 2.2%
10,299,307	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	5,364,268
2,598,000	Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	2,669,445
5,400,000	Itau Unibanco Holding S.A., 5.650%, 3/19/2022, 144A	5,420,520
4,087,000	Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	4,250,480
1,000,000	Marfrig Overseas Ltd., 9.500%, 5/04/2020, 144A	780,000
6,498,380	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2021, 144A	6,807,053
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	6,537,422
5,400,000	Petrobras International Finance Co., EMTN, 6.250%, 12/14/2026, (GBP)	8,899,359
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,798,855
3,300,000	Telemar Norte Leste S.A., 5.125%, 12/15/2017, 144A, (EUR)	4,279,102

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Brazil – continued
$6,100,000	Vale Overseas Ltd., 6.875%, 11/21/2036	$7,075,720

		55,882,224

	Canada – 7.6%
4,033,000	Bell Aliant Regional Communications, 5.410%, 9/26/2016, (CAD)	4,289,890
82,289,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	85,746,738
4,734,000	Ford Auto Securitization Trust, Series 2010-R3A, Class D, 4.526%, 3/15/2017, 144A, (CAD)	4,735,860
11,300,000	Province of Alberta Canada, 1.000%, 6/21/2017, 144A	11,337,708
10,025,000	Province of British Columbia Canada, 1.200%, 4/25/2017	10,123,005
16,500,000	Province of Manitoba Canada, 1.750%, 5/30/2019	16,583,474
6,086,000	Province of Ontario, EMTN, 4.000%, 12/03/2019, (EUR)	8,798,492
696,000,000	Province of Quebec Canada, 1.600%, 5/09/2013, (JPY)	8,777,079
9,992,000	Province of Quebec Canada, EMTN, 3.375%, 6/20/2016, (EUR)	13,745,477
11,944,000	Province of Quebec Canada, Series 169, EMTN, 3.625%, 2/10/2015, (EUR)	16,199,784
1,408,000	Shaw Communications, Inc., 6.500%, 6/02/2014, (CAD)	1,486,345
8,629,000	Shaw Communications, Inc., 6.750%, 11/09/2039, (CAD)	8,931,324

		190,755,176

	China – 0.1%
1,400,000	Tencent Holdings Ltd., 4.625%, 12/12/2016, 144A	1,445,037

	Colombia – 0.2%
5,200,000	Transportadora de Gas Internacional S.A. E.S.P., 5.700%, 3/20/2022, 144A	5,395,000

	Czech Republic – 0.4%
10,600,000	CEZ AS, 4.250%, 4/03/2022, 144A	10,860,442

	Denmark – 0.5%
41,563,550	Kingdom of Denmark, 4.000%, 11/15/2015, (DKK)	7,969,301
3,179,000	TDC A/S, EMTN, 4.375%, 2/23/2018, (EUR)	4,431,584

		12,400,885

	France – 1.2%
4,687,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	7,540,947
6,600,000	Danone S.A., 3.000%, 6/15/2022, 144A	6,622,460

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – continued
1,700,000	Klepierre, EMTN, 4.000%, 4/13/2017, (EUR)	$2,234,769
422,000	Lafarge S.A., EMTN, 4.750%, 3/23/2020, (EUR)	516,027
4,542,000	Lafarge S.A., EMTN, 6.625%, 11/29/2018, (EUR)	5,891,595
6,676,000	Pernod-Ricard S.A., 4.450%, 1/15/2022, 144A	6,917,351

		29,723,149

	Germany – 9.6%
63,774,209	Bundesrepublik Deutschland, 3.250%, 1/04/2020, (EUR)	92,649,922
34,540,000	Bundesrepublik Deutschland, 3.750%, 1/04/2017, (EUR)	49,919,397
7,000,000	Bundesrepublik Deutschland, 4.000%, 1/04/2037, (EUR)	11,593,820
47,250,000	Bundesrepublik Deutschland, 4.250%, 7/04/2017, (EUR)	70,325,306
1,035,000,000	Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037, (JPY)	14,826,390

		239,314,835

	India – 0.3%
1,980,000	Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021	1,860,345
5,177,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	4,607,530

		6,467,875

	Italy – 2.8%
1,785,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	1,705,144
2,300,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	2,650,201
4,405,000	Finmeccanica SpA, EMTN, 4.875%, 3/24/2025, (EUR)	4,335,162
17,770,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)	17,220,350
20,900,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)	25,437,288
15,177,000	Republic of Italy, 6.875%, 9/27/2023	15,395,549
3,749,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,942,965
915,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	775,463

		70,462,122

	Japan – 14.8%
360,000,000	Development Bank of Japan, 1.750%, 3/17/2017, (JPY)	4,823,284
5,114,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	4,653,740

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Japan – continued
2,816,000,000		Japan Finance Organization for Municipal Enterprises, 1.350%, 11/26/2013, (JPY)	$35,809,719
7,918,500,000		Japan Government Five Year Bond, 0.700%, 6/20/2014, (JPY)(b)	100,232,846
1,923,550,000		Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	25,155,828
11,336,100,000		Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)	150,092,176
1,540,000,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	21,111,399
2,066,450,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	27,877,286

			369,756,278

		Korea – 2.0%
440,500,000		Export-Import Bank of Korea, 4.000%, 11/26/2015, 144A, (PHP)	10,458,673
9,810,000		Hana Bank, 4.000%, 11/03/2016, 144A	10,274,533
13,171,000		Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.243%, 9/20/2016, 144A(c)	12,956,774
3,088,000		Hyundai Steel Co., 4.625%, 4/21/2016, 144A	3,209,473
8,538,000		Korea Finance Corp., 4.625%, 11/16/2021	9,256,353
5,000,000		Korea National Oil Corp., 3.125%, 4/03/2017, 144A	5,098,605

			51,254,411

		Latvia – 0.3%
7,500,000		Republic of Latvia, 5.250%, 2/22/2017, 144A	7,743,750

		Lithuania – 0.2%
4,542,000		Lithuania Government International Bond, 6.125%, 3/09/2021, 144A	4,996,200

		Luxembourg – 0.1%
2,725,000		ArcelorMittal, 6.125%, 6/01/2018	2,763,006

		Mexico – 3.7%
2,870,000		Axtel SAB de CV, 7.625%, 2/01/2017, 144A	1,879,850
4,283,000		Axtel SAB de CV, 9.000%, 9/22/2019, 144A	2,826,780
3,134,000		Corporacion GEO SAB de CV, 9.250%, 6/30/2020, 144A	3,259,360
7,630,000		Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015	7,744,450
3,622,486	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	29,370,495
1,000,065	(††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)	8,904,834

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	$11,303,478
2,968,403	(††)	Mexican Fixed Rate Bonds, Series M-30, 8.500%, 11/18/2038, (MXN)	26,921,996

			92,211,243

		Namibia – 0.1%
3,588,000		Namibia International Bonds, 5.500%, 11/03/2021, 144A	3,731,520

		Netherlands – 0.8%
5,400,000		ABN Amro Bank N.V., 4.250%, 2/02/2017, 144A	5,498,010
6,150,000		Allianz Finance II BV, EMTN, 4.750%, 7/22/2019, (EUR)	8,754,373
681,000		EDP Finance BV, EMTN, 4.625%, 6/13/2016, (EUR)	751,144
2,900,000		EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	4,019,527
300,000		Enel Finance International, EMTN, 5.750%, 9/14/2040, (GBP)	337,659

			19,360,713

		New Zealand – 0.9%
24,516,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	23,595,308

		Norway – 2.0%
3,625,000		Eksportfinans ASA, 2.000%, 9/15/2015	3,244,179
32,562,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	6,166,289
202,670,000		Norwegian Government, 4.500%, 5/22/2019, (NOK)(b)	40,208,632

			49,619,100

		Philippines – 0.4%
359,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	9,084,698

		Poland – 0.5%
5,360,000		Poland Government International Bond, 3.000%, 9/23/2014, (CHF)	5,886,033
5,390,000		Poland Government International Bond, 5.000%, 3/23/2022	5,883,185

			11,769,218

		Singapore – 1.1%
20,163,000		Singapore Government Bond, 1.625%, 4/01/2013, (SGD)	16,079,943
4,919,000		Singapore Government Bond, 2.250%, 7/01/2013, (SGD)	3,963,151

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Singapore – continued
8,565,000	Singapore Government Bond, 2.250%, 6/01/2021, (SGD)	$7,223,829

		27,266,923

	South Africa – 0.8%
7,716,000	Edcon Proprietary Ltd., 3.912%, 6/15/2014, 144A, (EUR)(c)	8,874,061
10,900,000	Transnet Ltd., 4.500%, 2/10/2016, 144A	11,363,686

		20,237,747

	Spain – 0.2%
3,111,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	2,719,907
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	2,146,065

		4,865,972

	Supranationals – 0.7%
15,870,000	European Investment Bank, 2.375%, 7/10/2020, (CHF)	18,185,182

	Turkey – 0.4%
6,177,000	Akbank TAS, 5.125%, 7/22/2015, 144A	6,293,128
3,633,000	Export Credit Bank of Turkey, 5.375%, 11/04/2016, 144A	3,751,072

		10,044,200

	United Arab Emirates – 1.4%
6,177,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	7,327,466
4,500,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	5,012,100
11,640,000	DP World Ltd., 6.850%, 7/02/2037, 144A	11,436,300
5,359,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	5,781,021
4,996,000	IPIC GMTN Ltd., MTN, 5.000%, 11/15/2020, 144A	5,333,230

		34,890,117

	United Kingdom – 6.5%
8,629,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	8,719,113
4,078,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	5,179,781
6,449,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	11,219,837
3,906,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	4,071,224
4,360,000	Lloyds TSB Bank PLC, MTN, 6.500%, 9/14/2020, 144A	4,294,391

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
12,640,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	$20,677,474
24,526,209	United Kingdom Treasury, 4.000%, 3/07/2022, (GBP)	46,114,457
8,065,917	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	15,574,540
12,693,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)	24,759,114
10,695,599	United Kingdom Treasury, 5.000%, 3/07/2025, (GBP)	22,198,324

		162,808,255

	United States – 29.7%
3,603,391	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	4,050,644
5,550,000	American International Group, Inc., 4.875%, 6/01/2022	5,678,882
5,137,000	Avnet, Inc., 5.875%, 6/15/2020	5,661,945
13,640,000	Bank of America Corp., 5.625%, 7/01/2020	14,603,461
725,167	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	780,478
4,510,000	Boston Properties LP, 3.850%, 2/01/2023	4,552,367
3,860,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	3,850,350
5,804,000	Cameron International Corp., 5.950%, 6/01/2041	6,586,617
7,267,000	Capital One Financial Corp., 4.750%, 7/15/2021	7,929,605
5,750,000	Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 1.240%, 8/17/2017, (EUR)(c)	6,909,326
9,901,000	Citigroup, Inc., 5.500%, 2/15/2017	10,345,951
543,871	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	552,736
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	184,264
3,313,304	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	3,594,935
6,975,000	Corning, Inc., 4.700%, 3/15/2037	7,226,623
3,542,463	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.663%, 3/15/2039(c)	3,895,668
5,722,000	Crown Castle Towers LLC, 4.523%, 1/15/2035, 144A	5,997,509
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,575,876
5,309,373	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	5,707,576
1,302,387	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,317,104
7,562,000	Dolpin Subsidiary II, Inc., 6.500%, 10/15/2016, 144A	8,166,960

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$5,350,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	$5,490,297
6,000,000	Enterprise Fleet Financing LLC, Series 2012-1, Class A2, 1.140%, 11/20/2017, 144A	6,001,765
11,617,000	Extended Stay America Trust, Series 2010-ESHA, Class D, 5.498%, 11/05/2027, 144A	11,725,038
28,385,000	FNMA, (TBA), 2.500%, 8/01/2027(d)	29,183,328
5,575,000	FNMA, (TBA), 3.000%, 8/01/2027(d)	5,830,230
22,620,000	FNMA, (TBA), 3.000%, 8/01/2042(d)	23,136,020
77,550,000	FNMA, (TBA), 3.500%, 8/01/2042(d)	81,294,215
5,000,000	Ford Motor Credit Co. LLC, 2.750%, 5/15/2015	5,040,570
4,723,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016, 144A	4,904,259
5,230,000	Fresenius Medical Care US Finance II Inc, 5.625%, 7/31/2019, 144A	5,452,275
4,607,877	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	4,624,632
4,668,785	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,173,723
707,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	784,296
8,327,514	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.790%, 8/10/2045(c)	9,241,992
1,095,000	HCA, Inc., 6.375%, 1/15/2015	1,163,438
2,216,000	HCA, Inc., 6.500%, 2/15/2016	2,387,740
577,000	HCA, Inc., 7.690%, 6/15/2025	555,363
567,000	HCA, Inc., MTN, 7.580%, 9/15/2025	541,485
5,177,000	HSBC USA, Inc., 5.000%, 9/27/2020	5,260,396
7,644,000	Hyatt Hotels Corp., 5.375%, 8/15/2021	8,397,790
5,800,000	Hyundai Capital America, 4.000%, 6/08/2017, 144A	6,000,871
4,028,000	Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	4,416,533
4,201,000	International Paper Co., 6.000%, 11/15/2041	4,736,291
6,454,000	JPMorgan Chase & Co., 4.400%, 7/22/2020	6,807,227
3,633,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,778,320
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 1.050%, 3/19/2018, (EUR)(c)	5,533,062
5,250,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	4,256,506

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$4,482,579	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A4, 5.846%, 6/12/2050(c)	$4,980,481
2,797,638	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	3,028,278
2,874,845	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,164,083
8,649,000	NII Capital Corp., 7.625%, 4/01/2021	7,416,517
3,097,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,049,625
4,165,212	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	4,165,212
4,000,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	4,000,000
7,644,000	SLM Corp., MTN, 8.000%, 3/25/2020	8,370,180
2,725,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	3,052,000
1,400,000	Tennessee Gas Pipeline Co., 7.500%, 4/01/2017	1,670,882
5,600,000	Tennessee Gas Pipeline Co., 8.000%, 2/01/2016	6,587,560
8,300,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	10,621,284
10,792,050	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,226,894
15,000,000	U.S. Treasury Bond, 4.375%, 5/15/2041	20,034,375
5,990,000	U.S. Treasury Note, 0.625%, 2/28/2013(e)	6,007,317
67,340,000	U.S. Treasury Note, 0.875%, 2/28/2017	67,923,972
169,970,000	U.S. Treasury Note, 1.500%, 7/31/2016	176,091,640
8,011,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	7,850,780
1,817,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	1,821,542
1,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	1,240,973
6,405,000	WEA Finance LLC, 4.625%, 5/10/2021, 144A	6,768,990
2,205,000	Wells Fargo & Co., 4.625%, 11/02/2035, (GBP)	3,590,462
1,750,000	Wells Fargo & Co., Series F, EMTN, 4.875%, 11/29/2035, (GBP)	2,541,511
6,272,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	6,638,235
4,360,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 10/02/2013, variable rate thereafter), 5.750%, 10/02/2023, (EUR)	5,558,837
2,907,000	Zurich Finance USA, Inc., EMTN, (fixed rate to 6/15/2015, variable rate thereafter), 4.500%, 6/15/2025, (EUR)	3,671,827

		743,959,996

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Uruguay – 0.8%
193,846,828	Uruguay Government International Bond, 3.700%, 6/26/2037, (UYU)	$8,903,190
247,453,425	Uruguay Government International Bond, 4.375%, 12/15/2028, (UYU)	12,427,880

		21,331,070

	Total Non-Convertible Bonds (Identified Cost $2,333,812,052)	2,403,416,464

Convertible Bonds – 0.1%
	United States – 0.1%
4,882,000	Ciena Corp., 0.875%, 6/15/2017 (Identified Cost $3,987,124)	4,174,110

Municipals – 0.2%
	United States – 0.2%
4,870,000	California Statewide Communities Development Authority, Series A, 4.750%, 4/01/2033 (Identified Cost $4,061,752)	4,971,101

	Total Bonds and Notes (Identified Cost $2,341,860,928)	2,412,561,675

Short-Term Investments – 7.7%
52,862,656	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2011 at 0.000% to be repurchased at $52,862,656 on 7/02/2011 collateralized by $40,370,000 Federal National Mortgage Association, 0.375% due 12/28/2012 valued at $40,410,370; $13,445,000 Federal National Mortgage Association, 1.000% due 12/27/2012 valued at $13,512,225 including accrued interest(f)	52,862,656
139,375,000	U.S. Treasury Bills, 0.115%, 11/08/2012(g)	139,316,323

	Total Short-Term Investments (Identified Cost $192,179,945)	192,178,979

	Total Investments – 104.0% (Identified Cost $2,534,040,873)(a)	2,604,740,654
	Other assets less liabilities – (4.0)%	(101,353,892)

	Net Assets – 100.0%	$2,503,386,762

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Futures contracts are valued at their most recent settlement price.

Credit default swap agreements are valued based on mid prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $2,541,628,035 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$93,823,733
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(30,711,114)

Net unrealized appreciation	$63,112,619

At September 30, 2011, the Fund had a short-term capital loss carryforward of $46,558,960 of which $12,495,597 expires on September 30, 2017 and $34,063,363 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(d)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.

Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(e)	All or a portion of this security has been pledged as collateral for open forward foreign currency contracts and/or as initial margin for open futures contracts.
(f)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $397,625,726 or 15.9% of net assets.

EMTN	Euro Medium Term Note

FNMA	Federal National Mortgage Association

MTN	Medium Term Note

TBA	To Be Announced

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

SGD	Singapore Dollar

UYU	Uruguayan Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2012, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	8/29/2012	Australian Dollar	29,320,000	$29,849,540	$(1,187,481)
Sell[2]	9/28/2012	British Pound	13,800,000	21,607,927	54,761
Sell[1]	9/07/2012	Canadian Dollar	37,810,000	37,083,634	(433,607)
Buy[3]	9/21/2012	Malaysian Ringgit	62,652,000	19,635,201	(80,325)
Sell[2]	7/31/2012	New Zealand Dollar	27,310,000	21,820,079	332,974
Buy[2]	7/11/2012	Singapore Dollar	12,520,000	9,883,540	(124,054)
Buy[2]	9/10/2012	South Korean Won	31,476,000,000	27,357,351	790,842
Buy[1]	9/10/2012	South Korean Won	24,975,000,000	21,707,010	645,279
Sell[4]	9/19/2012	Swiss Franc	9,760,000	10,303,386	(120,172)

Total					$(121,783)

Settlement Date	Deliver/Units of Currency		Receive5/Units of Currency		Unrealized Appreciation (Depreciation)
09/12/2012	Norwegian Krone	140,000,000	Euro	18,346,219	$(241,509)

[1]	Counterparty is Credit Suisse AG.
[2]	Counterparty is Barclays Bank PLC.
[3]	Counterparty is JP Morgan Chase Bank, N.A.
[4]	Counterparty is UBS AG.
[5]	Counterparty is Deutsche Bank AG.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures have standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced.

At June 30, 2012, open futures contracts purchased were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long U.S. Treasury Bond	9/19/2012	93	$15,516,469	$233,056

At June 30, 2012, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/28/2012	444	$55,042,125	$(97,937)
10 Year U.S. Treasury Note	9/19/2012	288	38,412,000	(170,452)
30 Year U.S. Treasury Bond	9/19/2012	400	59,187,500	(328,857)

Total				$(597,246)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Australia	$—	$30,513,332	$27,267,387	**	$57,780,719
Canada	—	186,019,316	4,735,860	**	190,755,176
United States	—	739,959,996	4,000,000	**	743,959,996
All Other Non-Convertible Bonds*	—	1,410,920,573	—		1,410,920,573

Total Non-Convertible Bonds	—	2,367,413,217	36,003,247		2,403,416,464

Convertible Bonds*	—	4,174,110	—		4,174,110
Municipals*	—	4,971,101	—		4,971,101

Total Bonds and Notes	—	2,376,558,428	36,003,247		2,412,561,675

Short-Term Investments	—	192,178,979	—		192,178,979

Total Investments	—	2,568,737,407	36,003,247		2,604,740,654

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,823,856	—		1,823,856
Futures Contracts (unrealized appreciation)	233,056	—	—		233,056

Total	$233,056	$2,570,561,263	$36,003,247		$2,606,797,566

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,187,148)	$—	$(2,187,148)
Futures Contracts (unrealized depreciation)	(597,246)	—	—	(597,246)

Total	$(597,246)	$(2,187,148)	$—	$(2,784,394)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Valued using broker-dealer bid quotations.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid quotations may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid quotations for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid quotations may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Australia	$25,602,840	$431,881	$266,557	$3,411,821	$—	$(2,445,712)	$—	$—	$27,267,387	$3,517,405
Canada	4,973,757	—	2,896	227,536	—	(468,329)	—	—	4,735,860	218,253
Supranationals	10,487,450	5,431	(1,604,887)	640,526	—	(9,528,520)	—	—	—	—
United States	—	—	—	970	3,999,030	—	—	—	4,000,000	970

Total	$41,064,047	$437,312	$(1,335,434)	$4,280,853	$3,999,030	$(12,442,561)	$—	$—	$36,003,247	$3,736,628

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2012, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration without having to buy or sell portfolio securities. During the period ended June 30, 2012, the Fund used futures contracts to manage duration.

The Fund is party to agreements with counterparties that govern transactions in forward foreign currency contracts. These agreements contain credit-risk-related contingent features that allow the counterparties to terminate open contracts early if the net asset value of a Fund declines beyond a certain threshold. If such features were to be triggered, the counterparties could request immediate settlement of open contracts at current fair value. As of June 30, 2012, the fair value of derivative positions (including open trades) subject to credit-risk-related contingent features that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Credit Suisse AG	$(975,809)	$191,552
Deutsche Bank AG	(241,509)	184,532
JP Morgan Chase Bank, N.A.	(80,325)	186,538
UBS AG	(120,172)	—

Forward foreign currency contracts are subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the contracts. The Fund has mitigated this risk by entering into master netting agreements with counterparties that allow the Fund and the counterparty to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty.

As of June 30, 2012, the maximum amount of loss that the Fund would incur if counterparties failed to meet their obligations is $1,823,856 and the amount of loss that the Fund would incur after taking into account master netting arrangements is $1,054,523. These amounts do not take into account the value of collateral received by the Fund in the amount of $1,061,048.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. Collateral is posted based on the requirements established under International Swap and Derivative Association (“ISDA”) agreements negotiated between the fund and the derivative counterparties. This risk of loss to a fund counterparty default should be limited to the extent a Fund is undercollateralized; however, final settlement of a Fund’s claim against any collateral received may be subject to bankruptcy court proceedings.

The following is a summary of derivative instruments for the Fund, as of June 30, 2012:

Asset Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized appreciation)	$—	$1,823,856
Futures (unrealized appreciation)	233,056	—

Liability Derivatives	Interest Rate Contracts	Foreign Exchange Contracts
Forwards (unrealized depreciation)	$—	$(2,187,148)
Futures (unrealized depreciation)	(597,246)	—

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	52.4%
Mortgage Related	5.6
Banking	4.9
Local Authorities	3.9
Sovereigns	2.6
Government Guaranteed	2.5
Government Owned - No Guarantee	2.4
Commercial Mortgage-Backed Securities	2.3
ABS Car Loan	2.1
Other Investments, less than 2% each	17.6
Short-Term Investments	7.7

Total Investments	104.0
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(4.0)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	49.3%
Euro	16.1
Japanese Yen	15.5
British Pound	7.1
Canadian Dollar	4.2
Mexican Peso	3.1
Other, less than 2% each	8.7

Total Investments	104.0
Other assets less liabilities (including open forward foreign currency contracts and futures contracts)	(4.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 89.9% of Net Assets
Non-Convertible Bonds – 76.6%
	ABS Home Equity – 0.8%
$80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.103%, 5/25/2035	$64,762
179,991	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.318%, 7/19/2035(b)	155,080
73,752	New Century Home Equity Loan Trust, Series 2005-1, Class M3, 0.765%, 3/25/2035(b)	54,777
125,000	New Century Home Equity Loan Trust, Series 2005-2, Class M2, 0.695%, 6/25/2035(b)	76,389
225,000	Park Place Securities, Inc., Series 2005-WCW2, Class M1, 0.745%, 7/25/2035(b)	166,367
63,495	Saxon Asset Securities Trust, Series 2004-3, Class M2, 0.895%, 12/26/2034(b)	46,874

		564,249

	ABS Other – 0.4%
36,941	Diamond Resorts Owner Trust, Series 2009-1, Class B, 12.000%, 3/20/2026, 144A	39,493
229,208	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	229,168

		268,661

	Aerospace & Defense – 1.9%
885,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	889,425
200,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	151,142
300,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	243,229

		1,283,796

	Airlines – 2.7%
39,735	Continental Airlines Pass Through Trust, Series 1997-1, Class A, 7.461%, 10/01/2016	40,232
26,779	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	26,779
77,123	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	77,123
75,147	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	74,396
5,534	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	5,624
25,928	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	26,381
183,234	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	196,976
523,129	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	529,040
175,000	Delta Air Lines, Inc., 9.500%, 9/15/2014, 144A	184,844
296,733	Northwest Airlines, Inc., Series 2007-1, Class B, 8.028%, 5/01/2019	299,700

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$400,000	US Airways Pass Through Trust, Series 2012-1, Class C, 9.125%, 10/01/2015	$401,000

		1,862,095

	Automotive – 1.5%
139,000	Cummins, Inc., 6.750%, 2/15/2027	172,437
165,000	Ford Motor Co., 6.625%, 2/15/2028	183,221
35,000	Ford Motor Co., 7.125%, 11/15/2025	39,725
110,000	Ford Motor Co., 7.500%, 8/01/2026	127,600
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	303,200
200,000	TRW Automotive, Inc., 7.250%, 3/15/2017, 144A	228,500

		1,054,683

	Banking – 1.5%
50,000	HBOS PLC, 6.000%, 11/01/2033, 144A	39,137
700,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	660,418
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	347,159

		1,046,714

	Brokerage – 0.9%
140,000	Jefferies Group, Inc., 6.250%, 1/15/2036	126,000
515,000	Jefferies Group, Inc., 6.450%, 6/08/2027	489,250
20,000	Jefferies Group, Inc., 6.875%, 4/15/2021	20,112

		635,362

	Building Materials – 2.0%
205,000	Masco Corp., 6.500%, 8/15/2032	197,058
145,000	Masonite International Corp., 8.250%, 4/15/2021, 144A	149,350
295,000	Ply Gem Industries, Inc., 8.250%, 2/15/2018	289,100
720,000	USG Corp., 6.300%, 11/15/2016	689,400
30,000	USG Corp., 9.750%, 1/15/2018	31,500

		1,356,408

	Chemicals – 1.8%
675,000	Hercules, Inc., 6.500%, 6/30/2029	553,500
15,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	12,938

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$235,000	JM Huber Corp., 9.875%, 11/01/2019, 144A	$252,625
110,000	Koppers, Inc., 7.875%, 12/01/2019	118,525
150,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	158,991
160,000	Momentive Performance Materials, Inc., 9.000%, 1/15/2021	121,200

		1,217,779

	Collateralized Mortgage Obligations – 2.4%
131,855	Adjustable Rate Mortgage Trust, Series 2005-10, Class 5A1, 0.505%, 1/25/2036(b)	84,611
76,965	American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.569%, 10/25/2034(b)	55,207
128,869	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.237%, 9/25/2045(b)	103,301
154,802	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.455%, 5/25/2035(b)	89,321
152,455	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 3A3, 2.904%, 4/25/2035(b)	71,821
164,970	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-2, Class 2A3, 0.585%, 3/25/2035(b)	89,892
214,568	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.745%, 1/25/2036(b)	128,812
225,284	Lehman Mortgage Trust, Series 2007-8, Class 2A1, 6.500%, 9/25/2037	172,266
85,247	Lehman XS Trust, Series 2007-10H, Class 1A11, 0.365%, 7/25/2037(b)(c)	39,947
277,904	MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class I2A1, 0.405%, 1/25/2047(b)	140,870
207,416	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A16, 6.000%, 6/25/2036	130,635
127,892	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.763%, 6/25/2034(b)	116,853
190,282	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.640%, 9/25/2046(b)	144,348
242,103	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, 1.107%, 8/25/2046(b)	108,060
263,849	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OC1, Class A1, 0.485%, 1/25/2047(b)	104,511
21,089	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.614%, 3/25/2035(b)	19,509
71,326	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.685%, 4/25/2035(b)	65,841

		1,665,805

	Commercial Mortgage-Backed Securities – 0.9%
181,341	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 3.156%, 6/19/2035(b)	169,427
90,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.790%, 8/10/2045(b)	80,556

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$250,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class AM, 5.856%, 9/12/2049	$229,254
170,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM, 5.603%, 10/15/2048	170,335

		649,572

	Construction Machinery – 1.0%
200,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	213,000
140,000	Terex Corp., 8.000%, 11/15/2017	145,250
95,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	99,513
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A	211,000

		668,763

	Consumer Cyclical Services – 0.4%
40,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	33,200
225,000	ServiceMaster Co. (The), 8.000%, 2/15/2020	244,969

		278,169

	Consumer Products – 0.5%
340,000	Visant Corp., 10.000%, 10/01/2017	337,450

	Diversified Manufacturing – 0.4%
249,000	Fibria Overseas Finance Ltd., 7.500%, 5/04/2020, 144A	257,715

	Electric – 3.2%
44,840	CE Generation LLC, 7.416%, 12/15/2018	44,896
525,000	Edison Mission Energy, 7.625%, 5/15/2027	286,125
300,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	235,517
440,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(d)(e)	70,400
264,000	NSG Holdings LLC, 7.750%, 12/15/2025, 144A	264,000
345,000	RRI Energy, Inc., 7.875%, 6/15/2017	320,850
1,415,000	TXU Corp., Series Q, 6.500%, 11/15/2024	675,662
515,000	TXU Corp., Series R, 6.550%, 11/15/2034	235,613
365,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(e)(f)	87,600

		2,220,663

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.3%
$50,000	ARAMARK Holdings Corp., 8.625%, 5/01/2016, 144A(g)	$51,188
185,000	Del Monte Corp., 7.625%, 2/15/2019	186,619

		237,807

	Gaming – 2.4%
450,000	Caesars Entertainment Operating Co., Inc., 10.000%, 12/15/2018	307,688
200,000	MGM Resorts International, 6.625%, 7/15/2015	206,000
480,000	MGM Resorts International, 7.500%, 6/01/2016	496,800
630,000	MGM Resorts International, 7.625%, 1/15/2017	650,475

		1,660,963

	Government Owned - No Guarantee – 0.6%
400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	393,000

	Healthcare – 5.2%
630,000	Emergency Medical Services Corp., 8.125%, 6/01/2019	657,562
5,000	HCA Holdings, Inc., 7.750%, 5/15/2021	5,363
430,000	HCA, Inc., 7.050%, 12/01/2027	387,000
30,000	HCA, Inc., 7.500%, 12/15/2023	28,838
1,240,000	HCA, Inc., 7.500%, 11/06/2033	1,162,500
260,000	HCA, Inc., 7.690%, 6/15/2025	250,250
40,000	HCA, Inc., 8.360%, 4/15/2024	40,600
200,000	HCA, Inc., MTN, 7.580%, 9/15/2025	191,000
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	18,800
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	826,312

		3,568,225

	Home Construction – 3.7%
10,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	8,825
40,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	34,900
200,000	Corp GEO SAB de CV, 8.875%, 3/27/2022, 144A	206,000
390,000	Desarrolladora Homex SAB de CV, 9.750%, 3/25/2020, 144A	409,500
355,000	KB Home, 7.250%, 6/15/2018	353,225

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$305,000	KB Home, 8.000%, 3/15/2020	$311,100
215,000	Lennar Corp., 6.950%, 6/01/2018	229,513
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	576,000
470,000	Pulte Group, Inc., 6.375%, 5/15/2033	387,750

		2,516,813

	Independent Energy – 2.4%
5,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	4,950
145,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	142,825
200,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A	172,500
750,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A	667,500
260,000	Pioneer Natural Resources Co., 6.875%, 5/01/2018	305,977
380,000	SandRidge Energy, Inc., 8.125%, 10/15/2022, 144A	383,800

		1,677,552

	Life Insurance – 0.6%
370,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	401,450

	Lodging – 0.1%
42,000	Felcor Lodging LP, 10.000%, 10/01/2014	47,880

	Media Cable – 1.0%
640,000	CSC Holdings LLC, 7.625%, 7/15/2018	715,200

	Media Non-Cable – 2.6%
395,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	337,725
205,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020, 144A	200,387
985,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	1,014,550
185,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	176,213
85,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	83,300

		1,812,175

	Metals & Mining – 2.9%
25,000	ArcelorMittal, 6.125%, 6/01/2018	25,349

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$70,000	ArcelorMittal, 6.750%, 3/01/2041	$65,337
600,000	ArcelorMittal, 7.000%, 10/15/2039	582,391
480,000	Arch Coal, Inc., 7.250%, 6/15/2021	402,000
80,000	United States Steel Corp., 6.050%, 6/01/2017	77,800
370,000	United States Steel Corp., 6.650%, 6/01/2037	288,600
600,000	Vedanta Resources PLC, 8.250%, 6/07/2021, 144A	559,500

		2,000,977

	Non-Captive Consumer – 4.3%
620,000	Residential Capital LLC, 9.625%, 5/15/2015(d)	598,300
65,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	61,912
850,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	718,250
306,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	342,720
200,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	198,250
40,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	33,300
180,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	172,800
500,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	395,000
500,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	399,060

		2,919,592

	Non-Captive Diversified – 2.9%
30,000	Aircastle Ltd., 7.625%, 4/15/2020	30,450
50,000	Ally Financial, Inc., 6.750%, 12/01/2014	52,625
60,000	Ally Financial, Inc., 7.500%, 9/15/2020	67,425
401,000	Ally Financial, Inc., 8.000%, 11/01/2031	470,172
95,000	Ally Financial, Inc., 8.300%, 2/12/2015	103,550
395,000	CIT Group, Inc., 5.000%, 5/15/2017	406,850
170,000	International Lease Finance Corp., 5.875%, 4/01/2019	170,165
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	45,844
70,000	International Lease Finance Corp., 8.250%, 12/15/2020	80,162

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
$255,000	International Lease Finance Corp., 8.625%, 1/15/2022	$295,308
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	66,188
190,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	183,587

		1,972,326

	Oil Field Services – 1.2%
680,000	Basic Energy Services, Inc., 7.125%, 4/15/2016	671,500
130,000	Parker Drilling Co., 9.125%, 4/01/2018	137,475

		808,975

	Packaging – 0.7%
400,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.500%, 2/15/2021, 144A	380,000
100,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019, 144A	103,750

		483,750

	Paper – 0.8%
455,000	Westvaco Corp., 8.200%, 1/15/2030	540,159

	Pharmaceuticals – 1.0%
320,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	313,600
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	375,938

		689,538

	Pipelines – 0.7%
200,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	191,000
255,000	NGPL PipeCo LLC, 9.625%, 6/01/2019, 144A	273,488

		464,488

	Refining – 0.5%
310,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019	310,775
15,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.375%, 5/01/2019	15,038

		325,813

	REITs - Shopping Centers – 0.3%
190,000	Developers Diversified Realty Corp., 7.875%, 9/01/2020	227,185

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – 3.5%
$155,000	Dillard’s, Inc., 6.625%, 1/15/2018	$161,394
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	462,000
175,000	Dillard’s, Inc., 7.130%, 8/01/2018	186,594
75,000	Dillard’s, Inc., 7.875%, 1/01/2023	78,094
280,000	Foot Locker, Inc., 8.500%, 1/15/2022	303,450
200,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	151,000
175,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	146,562
180,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	197,899
875,000	Toys R Us, Inc., 7.375%, 10/15/2018	710,937

		2,397,930

	Supermarkets – 1.0%
70,000	American Stores Co., 8.000%, 6/01/2026	58,450
220,000	New Albertson’s, Inc., 7.750%, 6/15/2026	173,800
605,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	417,450

		649,700

	Technology – 5.5%
3,020,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,053,600
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	195,750
145,000	CommScope, Inc., 8.250%, 1/15/2019, 144A	153,338
680,000	First Data Corp., 8.250%, 1/15/2021, 144A	680,000
615,000	Nortel Networks Capital Corp., 7.875%, 6/15/2026(d)	667,275

		3,749,963

	Textile – 0.7%
480,000	Jones Group, Inc. (The), 6.125%, 11/15/2034	355,200
125,000	Jones Group, Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	120,000

		475,200

	Transportation Services – 0.7%
185,000	APL Ltd., 8.000%, 1/15/2024(e)	126,725
15,472	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	14,698

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Transportation Services – continued
$347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(h)(k)	$277,751
155,000	Overseas Shipholding Group, 7.500%, 2/15/2024	87,575

		506,749

	Wireless – 2.4%
300,000	Bakrie Telecom Pte Ltd., 11.500%, 5/07/2015, 144A	175,500
220,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	220,275
470,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	470,588
851,000	Sprint Capital Corp., 6.875%, 11/15/2028	685,055
10,000	Sprint Capital Corp., 6.900%, 5/01/2019	9,400
105,000	Sprint Capital Corp., 8.750%, 3/15/2032	95,550

		1,656,368

	Wirelines – 6.3%
765,000	Axtel SAB de CV, 7.625%, 2/01/2017, 144A	501,075
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	180,950
205,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	197,312
200,000	eAccess Ltd., 8.250%, 4/01/2018, 144A	182,000
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	13,125
325,000	Frontier Communications Corp., 7.450%, 7/01/2035	260,812
465,000	Frontier Communications Corp., 7.875%, 1/15/2027	409,200
790,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	821,600
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	462,778
315,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	325,688
190,000	Qwest Corp., 6.875%, 9/15/2033	189,050
10,000	Qwest Corp., 7.250%, 9/15/2025	10,974
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	317,812
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	253,750
150,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	129,208

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	$65,572

		4,320,906

	Total Non-Convertible Bonds (Identified Cost $53,697,400)	52,588,568

Convertible Bonds – 13.3%
	Automotive – 1.7%
75,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	54,937
765,000	Ford Motor Co., 4.250%, 11/15/2016	1,063,350
40,000	Navistar International Corp., 3.000%, 10/15/2014	37,300

		1,155,587

	Construction Machinery – 0.2%
125,000	Ryland Group, Inc. (The), 1.625%, 5/15/2018	136,875

	Diversified Manufacturing – 1.2%
515,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	491,825
330,000	Trinity Industries, Inc., 3.875%, 6/01/2036	325,463

		817,288

	Electric – 0.8%
330,000	CMS Energy Corp., 5.500%, 6/15/2029	561,413

	Home Construction – 0.9%
30,000	Lennar Corp., 2.000%, 12/01/2020, 144A	37,650
15,000	Lennar Corp., 2.750%, 12/15/2020, 144A	23,119
350,000	Lennar Corp., 3.250%, 11/15/2021, 144A	527,187

		587,956

	Independent Energy – 0.3%
175,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	149,844
35,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	31,981

		181,825

	Media Non-Cable – 0.1%
115,159	Liberty Media LLC, 3.500%, 1/15/2031	50,382

	Metals & Mining – 0.4%
255,000	Peabody Energy Corp., 4.750%, 12/15/2066	206,869

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Metals & Mining – continued
$95,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	$99,275

		306,144

	Pharmaceuticals – 1.2%
125,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	125,000
580,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	692,375

		817,375

	Technology – 4.4%
635,000	Ciena Corp., 0.875%, 6/15/2017	542,925
520,000	Ciena Corp., 3.750%, 10/15/2018, 144A	578,500
30,000	Ciena Corp., 4.000%, 3/15/2015, 144A	33,525
425,000	Intel Corp., 2.950%, 12/15/2035	480,781
440,000	Intel Corp., 3.250%, 8/01/2039	592,350
680,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	607,750
140,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	128,975
60,000	SanDisk Corp., 1.500%, 8/15/2017	61,725

		3,026,531

	Textile – 0.3%
235,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	226,481

	Wireless – 0.0%
40,000	Clearwire Communications LLC/Clearwire Finance, Inc., 8.250%, 12/01/2040, 144A	24,900

	Wirelines – 1.8%
1,014,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(e)	1,211,730
	Total Convertible Bonds (Identified Cost $7,778,997)	9,104,487

	Total Bonds and Notes (Identified Cost $61,476,397)	61,693,055

Senior Loans – 0.2%
	Media Non-Cable – 0.2%
181,970	Tribune Company, Term Loan X, 5.000%, 6/04/2009(d)(j) (Identified Cost $181,970)	119,190

Shares	Description	Value (†)
Preferred Stocks – 5.0%
Convertible Preferred Stocks – 3.6%
	Automotive – 2.0%
32,200	General Motors Co., Series B, 4.750%	$1,069,040
6,380	Goodyear Tire & Rubber Co. (The), 5.875%	275,616

		1,344,656

	Consumer Products – 0.4%
5,724	Newell Financial Trust I, 5.250%	287,631

	Electric – 0.6%
7,975	AES Trust III, 6.750%	393,247

	Pipelines – 0.6%
8,050	El Paso Energy Capital Trust I, 4.750%	407,733

	Total Convertible Preferred Stocks (Identified Cost $2,749,735)	2,433,267

Non-Convertible Preferred Stocks – 1.4%
	Non-Captive Diversified – 1.4%
11,350	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	260,482
803	Ally Financial, Inc., Series G, 7.000%, 144A	715,398

	Total Non-Convertible Preferred Stocks (Identified Cost $722,540)	975,880

	Total Preferred Stocks (Identified Cost $3,472,275)	3,409,147

Common Stocks – 0.7%
	Diversified Telecommunication Services – 0.4%
1,017	Hawaiian Telcom Holdco, Inc.(k)	19,842
16,842	Telefonica S.A., Sponsored ADR	220,630

		240,472

	Household Durables – 0.3%
23,775	KB Home	232,995

	Total Common Stocks (Identified Cost $453,998)	473,467

Warrants – 0.0%
1,603	FairPoint Communications, Inc., Expiration on 1/24/2018(e)(f)(k) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 3.0%
$2,084,226	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $2,084,226 on 7/02/2012 collateralized by $2,120,000 Federal National Mortgage Association, 1.000% due 12/27/2012 valued at $2,130,600 including accrued interest(l) (Identified Cost $2,084,226)	2,084,226

Total Investments – 98.8% (Identified Cost $67,668,866)(a)	67,779,085
Other assets less liabilities – 1.2%	848,370

Net Assets – 100.0%	$68,627,455

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $67,707,684 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,895,208
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,823,807)

Net unrealized appreciation	$71,401

At September 30, 2011, the Fund had a short-term capital loss carryforward of $4,658,255 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(c)	The issuer is making partial payments with respect to interest and/or principal. Income is not being accrued.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Illiquid security. At June 30, 2012, the value of these securities amounted to $1,496,455 or 2.2% of net assets.
(f)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of this security amounted to $87,600 or 0.1% of net assets.
(g)	All or a portion of interest payment is paid-in-kind.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Issuer has filed for bankruptcy.
(k)	Non-income producing security.
(l)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $15,115,180 or 22.0% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities

GMTN	Global Medium Term Note

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Electric	$—	$2,133,063	$87,600	$2,220,663
All Other Non-Convertible Bonds*	—	50,367,905	—	50,367,905

Total Non-Convertible Bonds	—	52,500,968	87,600	52,588,568

Convertible Bonds*	—	9,104,487	—	9,104,487

Total Bonds and Notes	—	61,605,455	87,600	61,693,055

Senior Loans*	—	119,190	—	119,190
Preferred Stocks
Convertible Preferred Stocks
Consumer Products	—	287,631	—	287,631
All Other Convertible Preferred Stocks*	2,145,636	—	—	2,145,636

Total Convertible Preferred Stocks	2,145,636	287,631	—	2,433,267

Non-Convertible Preferred Stocks*	260,482	715,398	—	975,880

Total Preferred Stocks	2,406,118	1,003,029	—	3,409,147

Common Stocks*	473,467	—	—	473,467
Warrants**	—	—	—	—
Short-Term Investments	—	2,084,226	—	2,084,226

Total	$2,879,585	$64,811,900	$87,600	$67,779,085

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Electric	$—	$—	$—	$(266,468)	$—	$—	$354,068	$—	$87,600	$(266,468)
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	481,800	—	—	—	—	—	—	(481,800)	—	—
Warrants***	—	—	—	—	—	—	—	—	—	—

Total	$481,800	$—	$—	$(266,468)	$—	$—	$354,068	$(481,800)	$87,600	$(266,468)

***	Fair valued at zero using Level 2 inputs.

A debt security valued at $354,068 was transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

A preferred stock valued at $481,800 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Technology	9.9%
Wirelines	8.1
Healthcare	5.2
Automotive	5.2
Electric	4.6
Home Construction	4.6
Non-Captive Diversified	4.3
Non-Captive Consumer	4.3
Retailers	3.5
Metals & Mining	3.3
Media Non-Cable	2.9
Airlines	2.7
Independent Energy	2.7
Wireless	2.4
Collateralized Mortgage Obligations	2.4
Gaming	2.4
Pharmaceuticals	2.2
Building Materials	2.0
Other Investments, less than 2% each	23.1
Short-Term Investments	3.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 85.9% of Net Assets
	Airlines – 0.5%
$130,000	Continental Airlines, Inc., 6.750%, 9/15/2015, 144A	$133,575

	Non-Captive Diversified – 0.5%
130,000	International Lease Finance Corp., Series R, MTN, 6.625%, 11/15/2013	134,225

	Pipelines – 0.0%
3,000	Colorado Interstate Gas Co., 5.950%, 3/15/2015	3,179

	Treasuries – 84.5%
8,771,801	U.S. Treasury Inflation Indexed Bond, 0.125%, 4/15/2017	9,259,732
6,856,090	U.S. Treasury Inflation Indexed Bond, 0.125%, 1/15/2022	7,254,066
790,892	U.S. Treasury Inflation Indexed Bond, 0.500%, 4/15/2015	821,168
1,601,937	U.S. Treasury Inflation Indexed Bond, 2.125%, 2/15/2040	2,273,749
3,316,447	U.S. Treasury Inflation Indexed Bond, 2.500%, 1/15/2029	4,602,347

		24,211,062

	Wireless – 0.4%
130,000	Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	130,162

	Total Bonds and Notes (Identified Cost $24,392,193)	24,612,203

Shares
Preferred Stocks – 0.4%
	Diversified Manufacturing – 0.4%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	110,649

Principal Amount
Short-Term Investments – 13.7%
$2,103,810	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $2,103,810 on 7/02/2012 collateralized by $2,150,000 Federal Home Loan Mortgage Corp. Discount Note, due 9/04/2012 valued at $2,148,925 including accrued interest(b)	2,103,810
1,830,000	U.S. Treasury Bill, 0.081%, 9/06/2012(c)	1,829,773

	Total Short-Term Investments (Identified Cost $3,933,536)	3,933,583

Total Investments – 100.0% (Identified Cost $28,430,729)(a)	28,656,435
Other assets less liabilities – 0.0%	2,676

Net Assets – 100.0%	$28,659,111

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at their most recent settlement price. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $28,476,368 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$264,021
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(83,954)

Net unrealized appreciation	$180,067

At September 30, 2011, the Fund had a short-term capital loss carryforward of $398,203 of which $49,727 expires on September 30, 2015; $110,122 expires on September 30, 2017 and $238,354 expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $133,575 or 0.5% of net assets.

MTN	Medium Term Note

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$24,612,203	$—	$24,612,203
Preferred Stocks*	110,649	—	—	110,649
Short-Term Investments	—	3,933,583	—	3,933,583

Total	$110,649	$28,545,786	$—	$28,656,435

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	84.5%
Other Investments, less than 2% each	1.8
Short-Term Investments	13.7

Total Investments	100.0
Other assets less liabilities	0.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 84.5% of Net Assets
Non-Convertible Bonds – 69.1%
	Aerospace & Defense – 1.1%
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	$135,647
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,185,875
500,000	Ducommun, Inc., 9.750%, 7/15/2018	526,250
600,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	453,427
4,800,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	3,891,663

		7,192,862

	Airlines – 3.1%
4,110,000	Air Canada, 9.250%, 8/01/2015, 144A	4,017,525
985,000	Air Canada, 10.125%, 8/01/2015, 144A, (CAD)	938,464
555,000	Air Canada, 12.000%, 2/01/2016, 144A	489,787
336,037	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	365,441
119,532	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	121,481
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	63,924
339,694	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	343,533
395,244	Delta Air Lines Pass Through Trust, Series 2007-1, Class C, 8.954%, 8/10/2014	403,149
1,576,000	United Air Lines, Inc., 9.875%, 8/01/2013, 144A	1,625,250
514,434	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	527,295
4,045,505	US Airways Pass Through Trust, Series 2010-1C, Class C, 11.000%, 10/22/2014, 144A	4,146,642
1,657,906	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,740,802
683,814	US Airways Pass Through Trust, Series 2011-1C, Class C, 10.875%, 10/22/2014	700,909
310,000	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	317,750
3,485,000	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,493,712

		19,295,664

	Automotive – 1.6%
600,000	Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 6/15/2021	616,500
500,000	Cummins, Inc., 6.750%, 2/15/2027	620,278

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$15,000	Ford Motor Co., 6.375%, 2/01/2029	$16,275
95,000	Ford Motor Co., 6.625%, 2/15/2028	105,491
1,945,000	Ford Motor Co., 6.625%, 10/01/2028	2,187,421
230,000	Ford Motor Co., 7.125%, 11/15/2025	261,050
1,905,000	Ford Motor Co., 7.450%, 7/16/2031	2,386,012
40,000	Ford Motor Co., 7.500%, 8/01/2026	46,400
1,655,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	1,652,931
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	1,980,275

		9,872,633

	Banking – 5.2%
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%, 12/29/2049	953,137
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,612,970
7,110,000	HBOS PLC, 6.000%, 11/01/2033, 144A	5,565,281
9,495,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	8,958,096
7,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	724,557
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,213,308
1,700,000	Lloyds Banking Group PLC, (fixed rate to10/1/2015, variable rate thereafter), 5.920%, 9/29/2049, 144A	1,020,000
500,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	471,132
5,300,000	Morgan Stanley, 5.750%, 1/25/2021	5,226,023
475,000	RBS Capital Trust A, 2.753%, 12/29/2049, (EUR)(d)	315,584
80,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 12/29/2049, (EUR)	51,632
135,000	RBS Capital Trust I, (fixed rate to 7/01/2013, variable rate thereafter), 4.709%, 12/29/2049	78,975
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%, 12/29/2049	104,800
85,000	RBS Capital Trust III, (fixed rate to 9/30/2014, variable rate thereafter), 5.512%, 9/29/2049	50,150
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,038,717
115,000	Royal Bank of Scotland Group PLC, 5.500%, 11/29/2049, (EUR)	78,296
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/29/2017, variable rate thereafter), 7.640%, 3/29/2049	56,525

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
435,000	SG Capital Trust III, (fixed rate to 11/10/2013, variable rate thereafter), 5.419%, 11/29/2049, (EUR)	$421,677
350,000	Societe Generale S.A., (fixed rate to 5/22/2013, variable rate thereafter), 7.756%, 5/29/2049, (EUR)	343,267

		32,284,127

	Brokerage – 0.8%
1,495,000	Jefferies Group, Inc., 3.875%, 11/09/2015	1,468,838
945,000	Jefferies Group, Inc., 5.125%, 4/13/2018	916,650
1,565,000	Jefferies Group, Inc., 6.250%, 1/15/2036	1,408,500
1,095,000	Jefferies Group, Inc., 6.450%, 6/08/2027	1,040,250
165,000	Jefferies Group, Inc., 6.875%, 4/15/2021	165,925

		5,000,163

	Building Materials – 1.4%
440,000	Masco Corp., 5.850%, 3/15/2017	461,225
750,000	Masco Corp., 6.125%, 10/03/2016	800,400
670,000	Masco Corp., 6.500%, 8/15/2032	644,044
1,225,000	Owens Corning, Inc., 7.000%, 12/01/2036	1,301,863
4,695,000	USG Corp., 6.300%, 11/15/2016	4,495,462
745,000	USG Corp., 9.750%, 1/15/2018	782,250

		8,485,244

	Chemicals – 2.3%
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,495,260
3,687,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.875%, 2/01/2018	3,760,740
30,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	25,875
1,824,000	Momentive Specialty Chemicals, Inc., 7.875%, 2/15/2023(b)	1,422,720
555,000	Momentive Specialty Chemicals, Inc., 8.375%, 4/15/2016(b)	488,400
2,641,000	Momentive Specialty Chemicals, Inc., 9.200%, 3/15/2021(b)	2,244,850
5,682,777	Reichhold Industries, Inc., 9.000%, 5/08/2017, 144A(b)(c)	3,977,944

		14,415,789

	Collateralized Mortgage Obligations – 0.2%
511,127	Banc of America Alternative Loan Trust, Series 2007-1, Class 2A1, 6.403%, 4/25/2037(d)	353,406

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Collateralized Mortgage Obligations – continued
$623,613	Banc of America Funding Corp., Series 2007-8, Class 4A1, 6.000%, 8/25/2037	$533,301
76,988	GSR Mortgage Loan Trust, Series 2005-AR2, Class 2A1, 2.863%, 4/25/2035(d)	69,466
173,205	WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 2A, 2.390%, 7/25/2047(d)	105,326

		1,061,499

	Commercial Mortgage-Backed Securities – 0.1%
340,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class AM, 5.869%, 9/15/2040	288,544
205,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	229,369

		517,913

	Construction Machinery – 1.0%
250,000	RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.250%, 2/01/2021	266,250
1,200,000	Terex Corp., 8.000%, 11/15/2017	1,245,000
1,995,000	United Rentals North America, Inc., 8.375%, 9/15/2020	2,099,737
965,000	United Rentals North America, Inc., 10.875%, 6/15/2016	1,084,419
1,410,000	UR Financing Escrow Corp., 7.625%, 4/15/2022, 144A	1,476,975

		6,172,381

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. (The), 7.100%, 3/01/2018	125,888
1,902,000	ServiceMaster Co. (The), 7.450%, 8/15/2027	1,578,660

		1,704,548

	Consumer Products – 0.1%
400,000	Visant Corp., 10.000%, 10/01/2017	397,000

	Diversified Manufacturing – 0.3%
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,035,800

	Electric – 1.1%
560,000	AES Corp. (The), 7.375%, 7/01/2021, 144A	623,000
293,624	AES Ironwood LLC, 8.857%, 11/30/2025	338,402
100,000	Dynegy Holdings, Inc., 7.125%, 5/15/2018(e)	67,000
490,000	Dynegy Holdings, Inc., 7.625%, 10/15/2026(e)	328,300
720,000	Edison Mission Energy, 7.625%, 5/15/2027	392,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	$876,169
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	869,919
225,710	Midwest Generation LLC, Series B, 8.560%, 1/02/2016	215,553
1,645,000	NGC Corp. Capital Trust I, Series B, 8.316%, 6/01/2027(b)(e)	263,200
1,025,000	RRI Energy, Inc., 7.875%, 6/15/2017	953,250
920,000	TXU Corp., Series P, 5.550%, 11/15/2014	660,100
1,515,000	TXU Corp., Series Q, 6.500%, 11/15/2024	723,413
420,000	TXU Corp., Series R, 6.550%, 11/15/2034	192,150
1,000,000	White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(b)(f)	240,000

		6,742,856

	Food & Beverage – 0.1%
350,000	Chiquita Brands International, Inc., 7.500%, 11/01/2014	347,375

	Gaming – 0.3%
755,000	MGM Resorts International, 6.625%, 7/15/2015	777,650
655,000	MGM Resorts International, 6.875%, 4/01/2016	658,275
80,000	MGM Resorts International, 7.500%, 6/01/2016	82,800
585,000	MGM Resorts International, 7.625%, 1/15/2017	604,013

		2,122,738

	Government Guaranteed – 0.7%
4,720,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	4,317,210

	Government Owned - No Guarantee – 0.6%
400,000	DP World Ltd., 6.850%, 7/02/2037, 144A	393,000
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	944,221
16,700,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	1,793,128
700,000	Petroleos de Venezuela S.A., 5.375%, 4/12/2027	393,750

		3,524,099

	Government Sponsored – 0.7%
3,440,000	Eksportfinans ASA, 2.000%, 9/15/2015	3,078,614

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Sponsored – continued
$1,250,000	Eksportfinans ASA, 2.375%, 5/25/2016	$1,111,089

		4,189,703

	Healthcare – 3.4%
3,450,000	CHS/Community Health Systems, Inc., 8.000%, 11/15/2019	3,674,250
550,000	HCA, Inc., 5.875%, 3/15/2022	574,750
30,000	HCA, Inc., 6.250%, 2/15/2013	30,675
1,065,000	HCA, Inc., 7.050%, 12/01/2027	958,500
965,000	HCA, Inc., 7.190%, 11/15/2015	1,018,075
865,000	HCA, Inc., 7.500%, 12/15/2023	831,481
4,290,000	HCA, Inc., 7.500%, 11/06/2033	4,021,875
1,375,000	HCA, Inc., 7.690%, 6/15/2025	1,323,438
375,000	HCA, Inc., 8.360%, 4/15/2024	380,625
600,000	HCA, Inc., MTN, 7.580%, 9/15/2025	573,000
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,457,000
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	6,478,290

		21,321,959

	Home Construction – 3.1%
1,641,000	Beazer Homes USA, Inc., 9.125%, 6/15/2018	1,448,182
3,131,000	Beazer Homes USA, Inc., 9.125%, 5/15/2019	2,731,797
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021, 144A	615,195
1,068,000	K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	699,540
755,000	K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	494,525
985,000	K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016	938,213
52,000	KB Home, 5.875%, 1/15/2015	51,480
1,510,000	KB Home, 6.250%, 6/15/2015	1,494,900
2,145,000	KB Home, 7.250%, 6/15/2018	2,134,275
3,005,000	KB Home, 8.000%, 3/15/2020	3,065,100
2,540,000	KB Home, 9.100%, 9/15/2017	2,654,300

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$400,000	Pulte Group, Inc., 6.000%, 2/15/2035	$320,000
2,460,000	Pulte Group, Inc., 6.375%, 5/15/2033	2,029,500
870,000	Pulte Group, Inc., 7.875%, 6/15/2032	826,500

		19,503,507

	Independent Energy – 0.9%
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	182,232
60,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	59,400
45,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	44,325
6,195,000	Connacher Oil and Gas Ltd., 8.500%, 8/01/2019, 144A	5,265,750

		5,551,707

	Industrial Other – 1.2%
9,150,000	Connacher Oil and Gas Ltd., 8.750%, 8/01/2018, 144A, (CAD)	7,639,230

	Life Insurance – 2.3%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,480,000
6,535,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	7,090,475
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 12/29/2049, 144A	3,432,000
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	343,000
1,530,000	MetLife, Inc., 10.750%, 8/01/2069	2,138,175

		14,483,650

	Local Authorities – 2.5%
2,245,000	New South Wales Treasury Corp., 5.500%, 8/01/2013, (AUD)	2,355,637
12,200,000	Province of Ontario, Canada, 4.200%, 3/08/2018, (CAD)	13,339,114

		15,694,751

	Media Non-Cable – 1.4%
3,395,000	Clear Channel Communications, Inc., 5.500%, 9/15/2014	2,902,725
1,400,000	Clear Channel Communications, Inc., 5.750%, 1/15/2013	1,387,750
415,000	Intelsat Luxembourg S.A., 11.250%, 2/04/2017	427,450
480,000	R.R. Donnelley & Sons Co., 6.125%, 1/15/2017	453,600
550,000	R.R. Donnelley & Sons Co., 7.250%, 5/15/2018	523,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Non-Cable – continued
$141,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	$131,835
3,230,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	3,165,400

		8,992,635

	Metals & Mining – 3.4%
377,000	Essar Steel Algoma, Inc., 9.375%, 3/15/2015, 144A	363,805
10,690,000	Essar Steel Algoma, Inc., 9.875%, 6/15/2015, 144A	9,059,775
4,740,000	United States Steel Corp., 6.050%, 6/01/2017	4,609,650
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,575,600
2,035,000	United States Steel Corp., 7.000%, 2/01/2018	2,009,562
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,532,800

		21,151,192

	Non-Captive Consumer – 3.3%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	500,000
4,040,000	Residential Capital LLC, 9.625%, 5/15/2015(e)	3,898,600
875,000	SLM Corp., MTN, 7.250%, 1/25/2022	925,312
115,000	SLM Corp., Series A, MTN, 5.000%, 6/15/2018	109,537
4,550,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	3,844,750
2,020,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,262,400
1,450,000	Springleaf Finance Corp., 3.250%, 1/16/2013, (EUR)	1,753,134
1,540,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	1,228,150
250,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	247,813
525,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	437,062
2,895,000	Springleaf Finance Corp., Series I, MTN, 5.850%, 6/01/2013	2,779,200
3,630,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,897,176

		20,883,134

	Non-Captive Diversified – 2.6%
3,225,000	Ally Financial, Inc., 5.500%, 2/15/2017	3,275,765
585,000	Ally Financial, Inc., 8.000%, 12/31/2018	647,888
562,000	Ally Financial, Inc., 8.000%, 11/01/2031	658,945

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – continued
970,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	$809,999
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	215,033
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,564,704
115,000	International Lease Finance Corp., 5.875%, 4/01/2019	115,111
200,000	International Lease Finance Corp., 6.250%, 5/15/2019	203,750
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	343,552
790,000	International Lease Finance Corp., Series R, MTN, 5.625%, 9/20/2013	808,763
1,110,000	iStar Financial, Inc., 5.850%, 3/15/2017	979,575
1,335,000	iStar Financial, Inc., 5.875%, 3/15/2016	1,204,837
944,000	iStar Financial, Inc., 6.050%, 4/15/2015	880,280
2,940,000	iStar Financial, Inc., 8.625%, 6/01/2013	2,940,000
120,000	iStar Financial, Inc., Series B, 5.700%, 3/01/2014	113,100
565,000	iStar Financial, Inc., Series B, 5.950%, 10/15/2013	545,931

		16,307,233

	Oil Field Services – 0.0%
210,000	Parker Drilling Co., 9.125%, 4/01/2018	222,075

	Packaging – 1.0%
1,555,000	Owens-Illinois, Inc., 7.800%, 5/15/2018	1,770,756
3,450,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.500%, 2/15/2021, 144A	3,277,500
600,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.000%, 4/15/2019, 144A	598,500
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	489,600

		6,136,356

	Paper – 1.8%
1,390,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,704,758
255,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	324,907
3,620,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	4,702,619
525,000	Georgia-Pacific LLC, 8.000%, 1/15/2024	701,242

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Paper – continued
$2,930,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	$4,130,685

		11,564,211

	Pharmaceuticals – 0.0%
80,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	80,200

	Pipelines – 0.3%
1,580,000	Rockies Express Pipeline LLC, 6.875%, 4/15/2040, 144A	1,358,800
1,000,000	Transportadora de Gas del Sur S.A., 7.875%, 5/14/2017, 144A	695,000

		2,053,800

	Property & Casualty Insurance – 0.7%
1,870,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	1,009,800
3,245,000	White Mountains Re Group Ltd., (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 5/29/2049, 144A	3,112,182

		4,121,982

	Railroads – 0.0%
314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	257,480
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	30,000

		287,480

	REITs – Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	504,332

	Retailers – 2.7%
430,000	Dillard’s, Inc., 6.625%, 1/15/2018	447,737
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	433,125
750,000	Dillard’s, Inc., 7.130%, 8/01/2018	799,687
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,897,369
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	123,438
170,000	Dillard’s, Inc., 7.875%, 1/01/2023	177,013
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022	1,819,616
230,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	173,650
280,000	J.C. Penney Corp., Inc., 7.400%, 4/01/2037	234,500
3,494,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	4,127,955

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$295,000	Macy’s Retail Holdings, Inc., 7.000%, 2/15/2028	$348,582
7,385,000	Toys R Us, Inc., 7.375%, 10/15/2018	6,000,312

		16,582,984

	Sovereigns – 1.2%
1,153,000,000	Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022, (IDR)	157,254
24,214,000,000	Indonesia Treasury Bond, Series FR44, 10.000%, 9/15/2024, (IDR)	3,300,335
6,561,000,000	Indonesia Treasury Bond, Series FR52, 10.500%, 8/15/2030, (IDR)	953,182
4,897,000,000	Indonesia Treasury Bond, Series ZC3, Zero Coupon, 11/20/2012, (IDR)	509,504
4,170,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	2,579,649
12,260,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	59,767
49,000,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	248,311

		7,808,002

	Supermarkets – 2.8%
600,000	American Stores Co., 7.900%, 5/01/2017	582,750
360,000	American Stores Co., 8.000%, 6/01/2026	300,600
1,865,000	American Stores Co., Series B, MTN, 7.100%, 3/20/2028	1,366,113
3,705,000	New Albertson’s, Inc., 7.450%, 8/01/2029	2,723,175
2,025,000	New Albertson’s, Inc., 7.750%, 6/15/2026	1,599,750
9,055,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,017,625
3,980,000	New Albertson’s, Inc., 8.700%, 5/01/2030	3,243,700
940,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	648,600

		17,482,313

	Supranational – 0.2%
1,639,380,000	European Investment Bank, EMTN, Zero Coupon, 4/24/2013, 144A, (IDR)	164,365
8,600,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 5/20/2013, (IDR)	861,328

		1,025,693

	Technology – 1.8%
90,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	99,000
650,000	Alcatel-Lucent France, Inc., 8.500%, 1/15/2016, (EUR)	802,010

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$8,685,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	$5,905,800
4,210,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	2,841,750
20,000		Freescale Semiconductor, Inc., 8.875%, 12/15/2014	20,550
12,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	12,715
1,635,000		Nortel Networks Capital Corp., 7.875%, 6/15/2026(e)	1,773,975

			11,455,800

		Textile – 0.8%
3,235,000		Jones Group, Inc. (The), 6.125%, 11/15/2034	2,393,900
2,835,000		Jones Group/Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, 6.875%, 3/15/2019	2,721,600

			5,115,500

		Transportation Services – 0.9%
3,285,000		APL Ltd., 8.000%, 1/15/2024(b)	2,250,225
995,997		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	946,197
289,324		Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)	231,459
200,033		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016	172,028
399,542		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)	303,652
40,344		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(g)(h)	32,275
1,247,000		Overseas Shipholding Group, 7.500%, 2/15/2024	704,555
740,000		Teekay Corp., 8.500%, 1/15/2020	751,100

			5,391,491

		Treasuries – 2.3%
3,225,000		Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	3,735,146
850,000		Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	956,791
175,000		Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	201,636
4,405,000		Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	5,072,198
95,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	861,042
6,355,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	1,113,499
590,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	479,346

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
560,000	Portugal Obrigacoes do Tesouro OT, 4.100%, 4/15/2037, (EUR)	$347,253
175,000	Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	153,788
1,425,000	Portugal Obrigacoes do Tesouro OT, 4.950%, 10/25/2023, (EUR)	1,157,021
66,455,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	335,808

		14,413,528

	Wireless – 1.1%
2,725,000	NII Capital Corp., 7.625%, 4/01/2021	2,336,688
4,085,000	Sprint Capital Corp., 6.875%, 11/15/2028	3,288,425
840,000	Sprint Capital Corp., 6.900%, 5/01/2019	789,600
215,000	Sprint Capital Corp., 8.750%, 3/15/2032	195,650

		6,610,363

	Wirelines – 6.3%
410,000	Axtel SAB de CV, 9.000%, 9/22/2019, 144A	270,600
385,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	316,663
5,540,000	Cincinnati Bell, Inc., 8.750%, 3/15/2018	5,332,250
465,000	Frontier Communications Corp., 7.000%, 11/01/2025	406,875
4,351,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,828,880
902,000	Frontier Communications Corp., 8.750%, 4/15/2022	947,100
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,483,000
3,055,000	Level 3 Financing, Inc., 8.125%, 7/01/2019	3,135,194
890,000	Level 3 Financing, Inc., 8.625%, 7/15/2020	934,500
1,590,000	Level 3 Financing, Inc., 8.750%, 2/15/2017	1,653,600
145,000	Level 3 Financing, Inc., 9.375%, 4/01/2019	156,600
250,000	OTE PLC, GMTN, 4.625%, 5/20/2016, (EUR)	190,458
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	807,378
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,166,699
200,000	Portugal Telecom International Finance BV, EMTN, 5.625%, 2/08/2016, (EUR)	236,370
1,100,000	Portugal Telecom International Finance BV, GMTN, 4.375%, 3/24/2017, (EUR)	1,197,301

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$1,439,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$1,529,424
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	771,297
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,431,994
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,250,436
1,936,000	Qwest Corp., 6.875%, 9/15/2033	1,926,320
1,500,000	Qwest Corp., 7.200%, 11/10/2026	1,515,000
645,000	Qwest Corp., 7.250%, 9/15/2025	707,791
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,417,552
985,000	Qwest Corp., 7.500%, 6/15/2023	990,418

		39,603,700

	Total Non-Convertible Bonds (Identified Cost $402,352,096)	431,668,412

Convertible Bonds – 15.3%
	Airlines – 0.3%
1,705,000	United Continental Holdings, Inc., 4.500%, 6/30/2021	1,637,908

	Automotive – 1.4%
1,090,000	ArvinMeritor, Inc., (Step to Zero Coupon on 2/15/2019), 4.000%, 2/15/2027(i)	798,425
3,530,000	Ford Motor Co., 4.250%, 11/15/2016	4,906,700
2,955,000	Navistar International Corp., 3.000%, 10/15/2014	2,755,537

		8,460,662

	Brokerage – 0.1%
1,050,000	Jefferies Group, Inc., 3.875%, 11/01/2029	948,937

	Diversified Manufacturing – 0.9%
3,765,000	Owens-Brockway Glass Container, Inc., 3.000%, 6/01/2015, 144A	3,595,575
2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	2,283,169

		5,878,744

	Electric – 0.1%
250,000	CMS Energy Corp., 5.500%, 6/15/2029	425,313

	Gaming – 0.0%
130,000	MGM Resorts International, 4.250%, 4/15/2015	131,788

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 2.0%
$3,325,000	Health Management Associates, Inc., 3.750%, 5/01/2028, 144A	$3,495,406
2,470,000	Hologic, Inc., (accretes to principal after 12/15/2013), 2.000%, 12/15/2037(i)	2,414,425
1,325,000	Hologic, Inc., (accretes to principal after 3/1/2018), 2.000%, 3/01/2042(i)	1,227,281
660,000	Illumina, Inc., 0.250%, 3/15/2016, 144A	589,050
345,000	LifePoint Hospitals, Inc., 3.250%, 8/15/2025	347,156
860,000	LifePoint Hospitals, Inc., 3.500%, 5/15/2014	919,125
2,646,000	Omnicare, Inc., 3.250%, 12/15/2035	2,517,008
610,000	Omnicare, Inc., 3.750%, 12/15/2025	801,388

		12,310,839

	Home Construction – 0.5%
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	3,456,844

	Independent Energy – 1.1%
5,045,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	4,054,918
2,415,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	2,067,844
625,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	571,094

		6,693,856

	Life Insurance – 0.9%
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	5,879,700

	Media Non-Cable – 0.0%
46,686	Liberty Media LLC, 3.500%, 1/15/2031	20,425

	Metals & Mining – 0.6%
1,250,000	Steel Dynamics, Inc., 5.125%, 6/15/2014	1,306,250
2,280,000	United States Steel Corp., 4.000%, 5/15/2014	2,308,500

		3,614,750

	Pharmaceuticals – 1.4%
2,940,000	Human Genome Sciences, Inc., 2.250%, 8/15/2012	2,940,000
4,805,000	Human Genome Sciences, Inc., 3.000%, 11/15/2018	5,735,969

		8,675,969

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 4.8%
$740,000	Alcatel-Lucent USA, Inc., Series B, 2.875%, 6/15/2025	$729,825
7,895,000	Ciena Corp., 0.875%, 6/15/2017	6,750,225
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,605,750
175,000	Ciena Corp., 4.000%, 3/15/2015, 144A	195,563
5,750,000	Intel Corp., 3.250%, 8/01/2039	7,740,937
280,000	Micron Technology, Inc., 1.875%, 6/01/2014	274,400
5,360,000	Micron Technology, Inc., Series B, 1.875%, 8/01/2031, 144A	4,790,500
1,880,000	Micron Technology, Inc., Series C, 2.375%, 5/01/2032, 144A	1,731,950
230,000	SanDisk Corp., 1.500%, 8/15/2017	236,613
1,050,000	Teradyne, Inc., 4.500%, 3/15/2014	2,741,812

		29,797,575

	Textile – 0.5%
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016, 144A	2,968,350

	Wirelines – 0.7%
2,210,000	Level 3 Communications, Inc., 7.000%, 3/15/2015, 144A(b)	2,640,950
1,190,000	Level 3 Communications, Inc., Series B, 7.000%, 3/15/2015(b)	1,422,050
400,000	Portugal Telecom International Finance BV, Series PTC, 4.125%, 8/28/2014, (EUR)	477,093

		4,540,093

	Total Convertible Bonds (Identified Cost $84,004,822)	95,441,753

Municipals – 0.1%
	District of Columbia – 0.1%
540,000	Metropolitan Washington DC Airports Authority, Series D, 8.000%, 10/01/2047 (Identified Cost $540,000)	669,416

	Total Bonds and Notes (Identified Cost $486,896,918)	527,779,581

Senior Loans – 1.6%
	Automotive – 0.2%
997,500	TI Group Automotive Systems, LLC, New Term Loan, 6.750%, 3/14/2018(d)	973,390

	Food & Beverage – 0.1%
575,521	DS Waters Enterprises, L.P., 1st Lien Term Loan, 10.500%, 8/29/2017(d)	576,960

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Media Non-Cable – 0.0%
$154,372	SuperMedia, Inc., Exit Term Loan, 11.000%, 12/31/2015(d)	$87,558

	Non-Captive Consumer – 0.5%
2,890,000	Chesapeake Energy Corporation, Unsecured Term Loan, 8.500%, 12/01/2017(d)	2,864,394

	Non-Captive Diversified – 0.6%
4,000,000	Istar Financial, Inc., Add on Term Loan A2, 7.000%, 3/17/2017(d)	3,985,000

	Wireless – 0.1%
825,000	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 2/28/2017(d)	819,844

	Wirelines – 0.1%
767,128	FairPoint Communications, Inc., New Term Loan B, 6.500%, 1/22/2016(d)	678,333

	Total Senior Loans (Identified Cost $10,047,097)	9,985,479

Shares
Common Stocks – 7.1%
	Automobiles – 0.7%
465,000	Ford Motor Co.	4,459,350

	Biotechnology – 1.5%
165,617	Vertex Pharmaceuticals, Inc.(g)	9,261,303

	Chemicals – 1.3%
156,958	Dow Chemical Co. (The)	4,944,177
30,167	PPG Industries, Inc.	3,201,322

		8,145,499

	Containers & Packaging – 0.1%
40,621	Owens-Illinois, Inc.(g)	778,704
1,772	Rock-Tenn Co., Class A	96,663

		875,367

	Diversified Telecommunication Services – 0.3%
22,208	FairPoint Communications, Inc.(g)	136,579
2,627	Hawaiian Telcom Holdco, Inc.(g)	51,253
117,962	Telefonica S.A., Sponsored ADR	1,545,302

		1,733,134

	Electronic Equipment, Instruments & Components – 0.2%
69,766	Corning, Inc.	902,074

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	80,383

	Household Durables – 0.0%
6,775	KB Home	66,395

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.0%
849	Dex One Corp.(g)	$794
961	SuperMedia, Inc.(g)	2,402

		3,196

	Oil, Gas & Consumable Fuels – 0.6%
2,846	Chesapeake Energy Corp.	52,936
79,377	Repsol YPF S.A., Sponsored ADR	1,268,444
33,796	Royal Dutch Shell PLC, ADR	2,278,864

		3,600,244

	Pharmaceuticals – 1.2%
64,900	Bristol-Myers Squibb Co.	2,333,155
117,041	Valeant Pharmaceuticals International, Inc.(g)	5,242,267

		7,575,422

	REITs - Apartments – 0.1%
6,185	Apartment Investment & Management Co., Class A	167,180
32,565	Associated Estates Realty Corp.	486,847

		654,027

	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	115,188

	Semiconductors & Semiconductor Equipment – 1.1%
245,350	Intel Corp.	6,538,578

	Total Common Stocks (Identified Cost $34,562,975)	44,010,160

Preferred Stocks – 3.2%
Convertible Preferred Stocks – 2.2%
	Automotive – 0.9%
141,670	General Motors Co., Series B, 4.750%	4,703,444
20,395	Goodyear Tire & Rubber Co. (The), 5.875%	881,064

		5,584,508

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	155,250

	Construction Machinery – 0.1%
17,160	United Rentals Trust I, 6.500%	870,870

	Consumer Products – 0.2%
26,350	Newell Financial Trust I, 5.250%	1,324,088

	Electric – 0.1%
17,119	AES Trust III, 6.750%	844,138

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Home Construction – 0.0%
11,000	Hovnanian Enterprises, Inc., 7.250%	$178,750

	Pipelines – 0.5%
54,200	El Paso Energy Capital Trust I, 4.750%	2,745,230

	Technology – 0.4%
3,260	Lucent Technologies Capital Trust I, 7.750%	2,200,500

	Total Convertible Preferred Stocks (Identified Cost $15,404,432)	13,903,334

Non-Convertible Preferred Stocks – 1.0%
	Banking – 0.2%
18,000	Bank of America Corp., 6.375%	439,200
23,925	Citigroup Capital XIII, (fixed rate to 10/30/2015, variable rate thereafter), 7.875%	652,913
7,075	Countrywide Capital IV, 6.750%	173,762

		1,265,875

	Home Construction – 0.1%
96,887	Hovnanian Enterprises, Inc., 7.625%(g)	592,948

	Independent Energy – 0.0%
400	Chesapeake Energy Corp., 5.000%	29,900

	Non-Captive Consumer – 0.1%
12,475	SLM Corp., Series A, 6.970%	573,226

	Non-Captive Diversified – 0.6%
4,153	Ally Financial, Inc., Series G, 7.000%, 144A	3,699,934

	REITs - Warehouse/Industrials – 0.0%
3,363	ProLogis, Inc., Series Q, 8.540%	200,099

	Total Non-Convertible Preferred Stocks (Identified Cost $5,401,515)	6,361,982

	Total Preferred Stocks (Identified Cost $20,805,947)	20,265,316

Warrants – 0.0%
33,185	FairPoint Communications, Inc., Expiration on 1/24/2018(b)(f)(g) (Identified Cost $0)	—

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 3.0%
$49,564	Repurchase Agreement with State Street Bank and Trust Company, dated 6/29/2012 at 0.000% to be repurchased at $49,564 on 7/02/2012 collateralized by $50,000 U.S. Treasury Note, 1.750% due 3/31/2014 valued at $51,450 including accrued interest(j)	$49,564
18,737,661	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $18,737,661 on 7/02/2012 collateralized by $19,090,000 Federal Home Loan Bank, 0.370% due 5/01/2013 valued at $19,113,863 including accrued interest(j)	18,737,661

	Total Short-Term Investments (Identified Cost $18,787,225)	18,787,225

	Total Investments – 99.4% (Identified Cost $571,100,162)(a)	620,827,761
	Other assets less liabilities – 0.6%	3,751,817

	Net Assets – 100.0%	$624,579,578

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $571,371,683 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$75,326,333
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(25,870,255)

Net unrealized appreciation	$49,456,078

(b)	Illiquid security. At June 30, 2012, the value of these securities amounted to $15,237,819 or 2.4% of net assets.
(c)	All or a portion of interest payment is paid-in-kind.
(d)	Variable rate security. Rate as of June 30, 2012 is disclosed.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Fair valued security by the Fund’s investment adviser. At June 30, 2012, the value of these securities amounted to $240,000 or less than 0.1% of net assets.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $121,993,505 or 19.5% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

EMTN	Euro Medium Term Note

GMTN	Global Medium Term Note

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

IDR	Indonesian Rupiah

ISK	Icelandic Krona

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$28,671,157	$3,612,970	$32,284,127
Chemicals	—	10,437,845	3,977,944	14,415,789
Electric	—	6,502,856	240,000	6,742,856
All Other Non-Convertible Bonds*	—	378,225,640	—	378,225,640

Total Non-Convertible Bonds	—	423,837,498	7,830,914	431,668,412

Convertible Bonds*	—	95,441,753	—	95,441,753
Municipals*	—	669,416	—	669,416

Total Bonds and Notes	—	519,948,667	7,830,914	527,779,581

Senior Loans*	—	9,985,479	—	9,985,479
Common Stocks*	44,010,160	—	—	44,010,160
Preferred Stocks

Convertible Preferred Stocks
Construction Machinery	—	870,870	—	870,870
Consumer Products	—	1,324,088	—	1,324,088
All Other Convertible Preferred Stocks*	11,708,376	—	—	11,708,376

Total Convertible Preferred Stocks	11,708,376	2,194,958	—	13,903,334

Non-Convertible Preferred Stocks*	2,662,048	3,699,934		6,361,982

Total Preferred Stocks	14,370,424	5,894,892	—	20,265,316

Warrants**	—	—	—	—
Short-Term Investments	—	18,787,225	—	18,787,225

Total	$58,380,584	$554,616,263	$7,830,914	$620,827,761

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.

A preferred stock valued at $573,120 was transferred from Level 1 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued at market price in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$—	$—	$55,956	$3,557,014	$—	$—	$—	$3,612,970	$55,956
Chemicals	—	9,783	—	(1,291,163)	5,259,324	—	—	—	3,977,944	(1,291,163)
Consumer Cyclical Services	73,350	—	—	—	—	—	—	(73,350)	—	—
Electric	—	—	—	(730,050)	—	—	970,050	—	240,000	(730,050)
Technology	347,500	19,868	(794,781)	882,838	—	(455,425)	—	—	—	—
Treasuries	27,508	744	(34,299)	21,528	—	(15,481)	—	—	—	—
Preferred Stocks
Convertible Preferred Stocks Electric	186,750	—	77,422	12,328	621,000	(897,500)	—	—	—	—
Non-Convertible Preferred Stocks Non-Captive Diversified	268,800	—	—	—	—	—	—	(268,800)	—	—

Total	$903,908	$30,395	$(751,658)	$(1,048,563)	$9,437,338	$(1,368,406)	$970,050	$(342,150)	$7,830,914	$(1,965,257)

A debt security ($73,350) and a preferred stock ($268,800) valued at $342,150 were transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, these securities were valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the securities or did not provide reliable prices for the securities; at June 30, 2012, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $970,050 was transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Wirelines	7.1%
Technology	7.0
Banking	5.4
Healthcare	5.4
Automotive	4.1
Metals & Mining	4.0
Non-Captive Consumer	3.9
Non-Captive Diversified	3.8
Home Construction	3.7
Chemicals	3.6
Airlines	3.4
Life Insurance	3.2
Supermarkets	2.8
Retailers	2.7
Pharmaceuticals	2.6
Local Authorities	2.5
Treasuries	2.3
Independent Energy	2.0
Other Investments, less than 2% each	26.9
Short-Term Investments	3.0

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 97.9% of Net Assets
	ABS Car Loan – 5.3%
$335,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$341,074
150,000	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	150,841
180,000	AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2, 0.760%, 10/08/2015	180,175
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	129,737
310,000	BMW Vehicle Lease Trust, Series 2011-1, Class A3, 1.060%, 2/20/2014	310,962
280,000	CarMax Auto Owner Trust, Series 2011-1, Class A3, 1.290%, 9/15/2015	281,582
620,000	CarMax Auto Owner Trust, Series 2012-2, Class A3, 0.840%, 3/15/2017	620,550
126,969	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	126,969
260,000	Ford Credit Floorplan Master Owner Trust, Series 2010-5, Class A1, 1.500%, 9/15/2015	262,416
200,000	Honda Auto Receivables Owner Trust, Series 2012-2, Class A3, 0.700%, 2/16/2016	200,258
225,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	229,451
420,000	Nissan Master Owner Trust Receivables, Series 2012-A, Class A, 0.712%, 5/15/2017(b)	420,843
320,000	Santander Drive Auto Receivables Trust, Series 2011-1, Class A3, 1.280%, 1/15/2015	321,370
270,000	World Omni Auto Receivables Trust, Series 2011-A, Class A3, 1.110%, 5/15/2015	270,988
110,000	World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A3, 0.930%, 11/16/2015	110,105

		3,957,321

	ABS Credit Card – 1.2%
60,000	Capital One Multi-Asset Execution Trust, Series 2004-A4, Class A4, 0.462%, 3/15/2017(b)	60,113
210,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/2016	221,966
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	585,916

		867,995

	ABS Home Equity – 0.1%
62,842	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	59,817

	ABS Student Loan – 3.3%
1,358,924	Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1, 0.844%, 9/20/2022(b)	1,358,924
450,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.266%, 7/25/2025(b)	448,308

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Student Loan – continued
$650,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.466%, 7/25/2025(b)	$655,629

		2,462,861

	Aerospace & Defense – 1.3%
285,000	Goodrich Corp., 4.875%, 3/01/2020	326,754
240,000	L-3 Communications Corp., 3.950%, 11/15/2016	254,891
355,000	Raytheon Co., 3.125%, 10/15/2020	372,575

		954,220

	Airlines – 0.2%
160,151	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 12/17/2021	181,772

	Automotive – 1.3%
235,000	Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	250,750
305,000	Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	372,533
315,000	Toyota Motor Credit Corp., MTN, 2.000%, 9/15/2016	320,076

		943,359

	Banking – 6.7%
310,000	Bank of America Corp., 5.650%, 5/01/2018	331,481
210,000	Bank of New York Mellon Corp. (The), 1.969%, 6/20/2017	212,464
495,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	591,786
365,000	Capital One Financial Corp., 2.125%, 7/15/2014	368,107
270,000	Citigroup, Inc., 6.010%, 1/15/2015	290,094
370,000	Goldman Sachs Group, Inc. (The), 6.150%, 4/01/2018	401,110
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	315,662
430,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	481,143
205,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.400%, 8/28/2017	222,989
750,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	784,176
100,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	102,716
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	38,654
330,000	U.S. Bancorp, MTN, 2.200%, 11/15/2016	340,348
170,000	U.S. Bancorp, Series T, MTN, 1.650%, 5/15/2017	171,241

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$340,000	Wells Fargo & Co., 3.676%, 6/15/2016	$361,896

		5,013,867

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	33,101

	Chemicals – 0.3%
200,000	Eastman Chemical Co., 4.500%, 1/15/2021	219,112
25,000	Methanex Corp., 5.250%, 3/01/2022	25,938

		245,050

	Collateralized Mortgage Obligations – 6.9%
106,011	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.271%, 7/25/2021(b)	96,033
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	813,096
355,000	FHLMC Multifamily Structured Pass Through Certificates, Series K501, Class A2, 1.655%, 11/25/2016	361,731
435,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018	468,194
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	435,986
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,055,676
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	366,138
140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	149,275
353,001	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.696%, 10/07/2020(b)	353,718
1,083,967	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.806%, 12/08/2020(b)	1,088,541

		5,188,388

	Commercial Mortgage-Backed Securities – 6.1%
40,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	45,625
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(b)	428,308
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	386,101
110,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	120,406
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	360,149
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	415,998
330,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.790%, 8/10/2045(b)	366,239
410,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.815%, 6/15/2049(b)	450,100

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$210,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	$234,963
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	258,055
475,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	521,520
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	440,244
510,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	550,345

		4,578,053

	Construction Machinery – 0.5%
290,000	Caterpillar Financial Services Corp., MTN, 6.125%, 2/17/2014	314,919
65,000	John Deere Capital Corp., 2.250%, 4/17/2019	66,437

		381,356

	Diversified Manufacturing – 0.5%
90,000	Snap-On, Inc., 4.250%, 1/15/2018	99,696
220,000	Tyco International Finance S.A., 4.125%, 10/15/2014	237,433

		337,129

	Electric – 3.2%
260,000	Carolina Power & Light Co., 5.250%, 12/15/2015	295,859
5,000	Carolina Power & Light Co., 6.500%, 7/15/2012	5,008
245,000	Consolidated Edison Co. of NY, Inc., 7.125%, 12/01/2018	317,211
375,000	Dominion Resources, Inc., 1.950%, 8/15/2016	382,138
150,000	Duke Energy Corp., 5.625%, 11/30/2012	153,030
180,000	Duke Energy Corp., 5.650%, 6/15/2013	188,128
140,000	NextEra Energy Capital Holdings, Inc., 0.866%, 11/09/2012(b)	139,863
215,000	NextEra Energy Capital Holdings, Inc., 1.611%, 6/01/2014	215,583
265,000	Southern California Edison Co., 5.750%, 3/15/2014	287,189
375,000	Southern Co., 1.950%, 9/01/2016	384,045

		2,368,054

	Entertainment – 0.8%
330,000	Time Warner, Inc., 4.875%, 3/15/2020	371,494
225,000	Viacom, Inc., 3.125%, 6/15/2022	225,284

		596,778

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Environmental – 0.1%
$90,000	Waste Management, Inc., 6.375%, 3/11/2015	$101,205

	Food & Beverage – 1.2%
455,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	488,083
270,000	Kraft Foods, Inc., 6.125%, 8/23/2018	328,564
80,000	Tyson Foods, Inc., 4.500%, 6/15/2022	82,400

		899,047

	Government Owned - No Guarantee – 0.2%
150,000	Federal National Mortgage Association, 5.375%, 6/12/2017	181,738

	Health Insurance – 0.4%
275,000	UnitedHealth Group, Inc., 4.875%, 2/15/2013	281,994
35,000	WellPoint, Inc., 6.000%, 2/15/2014	37,651

		319,645

	Healthcare – 2.0%
75,000	Baxter International, Inc., 1.850%, 1/15/2017	76,638
400,000	Express Scripts, Inc., 3.125%, 5/15/2016	416,469
20,000	Express Scripts, Inc., 6.250%, 6/15/2014	21,868
425,000	McKesson Corp., 3.250%, 3/01/2016	456,207
105,000	McKesson Corp., 6.500%, 2/15/2014	114,443
375,000	Stryker Corp., 2.000%, 9/30/2016	384,204

		1,469,829

	Hybrid ARMs – 0.8%
128,027	FHLMC, 2.379%, 1/01/2035(b)	133,931
451,213	FNMA, 2.825%, 4/01/2037(b)	483,241

		617,172

	Independent Energy – 2.2%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	113,478
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	127,780
330,000	Canadian Natural Resources Ltd., 1.450%, 11/14/2014	334,023
215,000	Encana Corp., 6.500%, 5/15/2019	256,050
155,000	EQT Corp., 8.125%, 6/01/2019	185,886

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Independent Energy – continued
$70,000	Hess Corp., 7.000%, 2/15/2014	$76,557
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	120,175
375,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	381,328
55,000	XTO Energy, Inc., 4.900%, 2/01/2014	58,744

		1,654,021

	Integrated Energy – 1.1%
255,000	Total Capital International, S.A., 1.550%, 6/28/2017	255,597
340,000	Total Capital S.A., 4.450%, 6/24/2020	388,427
170,000	XTO Energy, Inc., 5.750%, 12/15/2013	182,403

		826,427

	Life Insurance – 1.0%
85,000	Aflac, Inc., 2.650%, 2/15/2017	86,964
125,000	American International Group, Inc., 4.875%, 9/15/2016	132,592
190,000	American International Group, Inc., 4.875%, 6/01/2022	194,412
220,000	American International Group, Inc., Series MP, MTN, 5.450%, 5/18/2017	238,829
30,000	Lincoln National Corp., 4.300%, 6/15/2015	31,607
70,000	Unum Group, 5.625%, 9/15/2020	75,293

		759,697

	Lodging – 0.0%
15,000	Wyndham Worldwide Corp., 5.750%, 2/01/2018	16,678

	Media Cable – 1.1%
100,000	Cox Communications, Inc., 4.625%, 6/01/2013	103,509
295,000	Cox Communications, Inc., 5.450%, 12/15/2014	324,615
390,000	Time Warner Cable, Inc., 4.000%, 9/01/2021	409,832

		837,956

	Media Non-Cable – 0.2%
175,000	Thomson Reuters Corp., 5.950%, 7/15/2013	183,116

	Metals & Mining – 0.8%
110,000	Alcoa, Inc., 6.150%, 8/15/2020	115,796
315,000	ArcelorMittal, 9.850%, 6/01/2019	374,862

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Metals & Mining – continued
$110,000	Teck Resources Ltd., 3.150%, 1/15/2017	$113,467

		604,125

	Mortgage Related – 4.5%
388,227	FHLMC, 2.674%, 5/01/2036(b)	415,681
504,253	FHLMC, 4.500%, with various maturities from 2019 to 2024(c)	536,222
513	FHLMC, 6.000%, 11/01/2012	519
2,030	FHLMC, 6.500%, 1/01/2024	2,292
219	FHLMC, 8.000%, 7/01/2025	265
193,881	FNMA, 3.000%, with various maturities in 2027(c)	203,473
184,270	FNMA, 4.000%, 4/01/2024	196,087
216,871	FNMA, 4.500%, 4/01/2024	232,608
2,318	FNMA, 6.000%, 9/01/2021	2,549
739	FNMA, 7.500%, 6/01/2016	795
1,030	FNMA, 8.000%, 6/01/2015	1,099
340,000	GNMA, 4.514%, 5/20/2062	380,290
325,000	GNMA, 4.520%, 5/20/2062	363,350
347,586	GNMA, 4.528%, 3/20/2062	387,619
338,761	GNMA, 4.560%, 3/20/2062	377,687
250,000	GNMA, 4.700%, 5/01/2062	280,430
5,684	GNMA, 6.500%, 12/15/2023	6,492
1,494	GNMA, 8.500%, 9/15/2022	1,724
3,307	GNMA, 9.500%, 1/15/2019	3,878

		3,393,060

	Non-Captive Consumer – 0.3%
225,000	SLM Corp., MTN, 6.250%, 1/25/2016	236,250

	Non-Captive Diversified – 1.0%
645,000	General Electric Capital Corp., 5.625%, 5/01/2018	741,453

	Oil Field Services – 1.7%
305,000	Cameron International Corp., 1.397%, 6/02/2014(b)	304,554

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Oil Field Services – continued
$355,000	Ensco PLC, 3.250%, 3/15/2016	$372,780
285,000	Nabors Industries, Inc., 9.250%, 1/15/2019	370,021
175,000	Rowan Cos., Inc., 5.000%, 9/01/2017	188,380

		1,235,735

	Pharmaceuticals – 0.9%
275,000	Eli Lilly & Co., 4.200%, 3/06/2014	291,675
355,000	GlaxoSmithKline Capital PLC, 0.750%, 5/08/2015	354,959

		646,634

	Pipelines – 1.4%
290,000	Energy Transfer Partners LP, 6.000%, 7/01/2013	302,355
245,000	NiSource Finance Corp., 6.125%, 3/01/2022	287,418
175,000	Questar Corp., 2.750%, 2/01/2016	181,829
265,000	Spectra Energy Capital LLC, 5.668%, 8/15/2014	286,732

		1,058,334

	Property & Casualty Insurance – 0.4%
105,000	Berkshire Halthaway Finance Corp., 3.000%, 5/15/2022	106,253
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	162,039
15,000	Willis North America, Inc., 7.000%, 9/29/2019	17,383

		285,675

	Railroads – 1.9%
350,000	Burlington Northern Santa Fe Corp., 7.000%, 2/01/2014	383,741
420,000	Canadian National Railway Co., 1.450%, 12/15/2016	422,330
245,000	CSX Corp., 3.700%, 10/30/2020	258,275
30,000	CSX Corp., 6.150%, 5/01/2037	36,802
260,000	Union Pacific Corp., 5.750%, 11/15/2017	309,165

		1,410,313
	REITs - Healthcare – 0.5%
375,000	Health Care REIT, Inc., 4.125%, 4/01/2019	380,908

	REITs - Shopping Centers – 0.4%
280,000	Federal Realty Investment Trust, 5.400%, 12/01/2013	292,614

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Retailers – 0.5%
$375,000	Lowe’s Cos., Inc., 1.625%, 4/15/2017	$377,780

	Supermarket – 0.4%
285,000	Delhaize Group S.A., 4.125%, 4/10/2019	275,742

	Technology – 2.5%
305,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	366,256
150,000	Altera Corp., 1.750%, 5/15/2017	151,110
210,000	Corning, Inc., 4.250%, 8/15/2020	232,595
160,000	Equifax, Inc., 7.000%, 7/01/2037	189,041
290,000	Hewlett-Packard Co., 0.867%, 5/30/2014(b)	287,454
230,000	IBM International Group Capital, 5.050%, 10/22/2012	233,364
275,000	Oracle Corp., 4.950%, 4/15/2013	284,758
140,000	Symantec Corp., 2.750%, 6/15/2017	140,629

		1,885,207

	Tobacco – 1.0%
270,000	Altria Group, Inc., 9.700%, 11/10/2018	373,617
365,000	Philip Morris International, Inc., 2.500%, 5/16/2016	382,988

		756,605

	Transportation Services – 0.4%
300,000	ERAC USA Finance LLC, 2.250%, 1/10/2014, 144A	301,801

	Treasuries – 29.5%
255,000	U.S. Treasury Note, 0.875%, 1/31/2017	257,211
1,245,000	U.S. Treasury Note, 0.875%, 4/30/2017	1,254,435
2,995,000	U.S. Treasury Note, 1.750%, 5/31/2016	3,131,647
980,000	U.S. Treasury Note, 1.750%, 5/15/2022	987,962
5,445,000	U.S. Treasury Note, 1.875%, 4/30/2014	5,598,141
2,250,000	U.S. Treasury Note, 1.875%, 6/30/2015	2,345,976
85,000	U.S. Treasury Note, 2.000%, 2/15/2022	87,862
560,000	U.S. Treasury Note, 2.125%, 2/29/2016	592,244
2,230,000	U.S. Treasury Note, 2.125%, 8/15/2021	2,343,940

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$550,000	U.S. Treasury Note, 2.375%, 7/31/2017	$593,914
2,485,000	U.S. Treasury Note, 2.500%, 4/30/2015	2,630,412
160,000	U.S. Treasury Note, 2.625%, 11/15/2020	175,863
1,825,000	U.S. Treasury Note, 3.125%, 5/15/2021	2,077,649

		22,077,256

	Wireless – 0.6%
250,000	America Movil SAB de CV, 3.625%, 3/30/2015	265,891
5,000	Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	5,006
170,000	Sprint Nextel Corp., 6.000%, 12/01/2016	162,775

		433,672

	Wirelines – 1.2%
515,000	AT&T, Inc., 5.800%, 2/15/2019	628,126
255,000	Embarq Corp., 7.995%, 6/01/2036	266,372

		894,498

	Total Bonds and Notes (Identified Cost $71,373,783)	73,323,314

Short-Term Investments – 1.7%
1,298,033	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $1,298,033 on 7/02/2012 collateralized by $1,325,000 Federal Home Loan Bank, 0.200% due 3/01/2013 valued at $1,326,656 including accrued interest(d) (Identified Cost $1,298,033)	1,298,033

Total Investments – 99.6% (Identified Cost $72,671,816)(a)	74,621,347
Other assets less liabilities – 0.4%	265,809

Net Assets – 100.0%	$74,887,156

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $72,975,024 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,767,778
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(121,455)

Net unrealized appreciation	$1,646,323

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $558,507 or 0.7% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

GNMA	Government National Mortgage Association

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$4,822,250	$366,138	**	$5,188,388
Mortgage Related	—	2,368,990	1,024,070	**	3,393,060
All Other Bonds and Notes *	—	64,741,866	—		64,741,866

Total Bonds and Notes	—	71,933,106	1,390,208		73,323,314

Short-Term Investments	—	1,298,033	—		1,298,033

Total	$—	$73,231,139	$1,390,208		$74,621,347

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Valued using broker-dealer bid quotations.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the investment adviser and approved by the Board of Trustees. Debt securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid quotations may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid quotations for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, are reviewed on a daily basis by the investment adviser, subject to oversight by Fund management and the Board of Trustees. If the investment adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid quotations may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid quotations, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Collateralized Mortgage Obligations	$—	$—	$—	$759	$365,379	$—	$—	$—	$366,138	$759
Mortgage Related	—	—	—	2,512	1,021,558	—	—	—	1,024,070	2,512

Total	$—	$—	$—	$3,271	$1,386,937	$—	$—	$—	$1,390,208	$3,271

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	29.5%
Collateralized Mortgage Obligations	6.9
Banking	6.7
Commercial Mortgage-Backed Securities	6.1
ABS Car Loan	5.3
Mortgage Related	4.5
ABS Student Loan	3.3
Electric	3.2
Technology	2.5
Independent Energy	2.2
Healthcare	2.0
Other Investments, less than 2% each	25.7
Short-Term Investments	1.7

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 90.8% of Net Assets
Non-Convertible Bonds – 86.7%
	ABS Credit Card – 0.2%
$1,000,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.750%, 4/15/2019	$1,107,384

	ABS Other – 1.4%
2,449,600	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029	2,476,937
2,330,520	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	2,400,853
897,754	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	1,035,372
3,029,081	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	3,083,512

		8,996,674

	Airlines – 3.1%
336,037	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	365,441
998,642	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	1,083,527
4,423,752	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	5,065,196
160,000	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/22/2021	161,600
1,661,104	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,679,874
4,402,109	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	4,996,394
2,000,907	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	2,165,982
3,170,000	Qantas Airways Ltd., 6.050%, 4/15/2016, 144A	3,253,289
847,169	US Airways Pass Through Trust, Series 2011-1A, Class A, 7.125%, 4/22/2025	897,999

		19,669,302

	Automotive – 0.8%
1,930,000	Cummins, Inc., 5.650%, 3/01/2098	1,986,620
2,665,000	Ford Motor Co., 6.375%, 2/01/2029	2,891,445

		4,878,065

	Banking – 11.4%
2,670,000	Associates Corp. of North America, 6.950%, 11/01/2018	3,010,452
230,000	Bank of America Corp., 5.420%, 3/15/2017	238,150
1,000,000	Bank of America Corp., 5.490%, 3/15/2019	1,018,398
530,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	546,805

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$985,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	$1,158,243
500,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	505,221
2,770,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,424,690
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	81,139
85,000	Citigroup, Inc., 5.850%, 12/11/2034	91,240
185,000	Citigroup, Inc., 5.875%, 2/22/2033	178,936
2,515,000	Citigroup, Inc., 6.125%, 8/25/2036	2,473,696
4,670,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,732,869
860,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 1/19/2017	885,101
695,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.875%, 2/08/2022	706,977
5,625,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,512,798
870,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	895,598
4,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,868,161
60,000	JPMorgan Chase & Co., 4.750%, 5/01/2013	61,861
400,000	JPMorgan Chase & Co., EMTN, 1.176%, 5/30/2017, (GBP)(c)	546,587
5,000,000,000	JPMorgan Chase & Co., EMTN, 7.070%, 3/22/2014, (IDR)	517,541
7,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	772,105
900,000	Merrill Lynch & Co., Inc., 6.050%, 5/16/2016	930,500
6,570,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,190,668
235,000	Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015	243,143
1,700,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,619,354
100,000	Morgan Stanley, 0.947%, 10/15/2015(c)	89,085
5,000,000	Morgan Stanley, 5.500%, 7/24/2020	4,891,830
3,800,000	Morgan Stanley, 5.750%, 1/25/2021	3,746,960
2,000,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	2,129,978
100,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	97,942
2,000,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	2,125,993

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$2,900,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	$2,857,141
600,000	Morgan Stanley, MTN, 7.250%, 5/26/2015, (AUD)	620,486
1,600,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	1,583,520
600,000	Morgan Stanley, Series F, MTN, 0.916%, 10/18/2016(c)	522,917
695,000	Morgan Stanley, Series F, MTN, 5.950%, 12/28/2017	713,877
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	448,083
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	54,173
400,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	467,403
100,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	91,167
200,000	Santander Financial Issuances Ltd., 7.250%, 11/01/2015	194,796
825,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	797,242
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	114,660
400,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	369,292
400,000	Santander Issuances SAU, (fixed rate to 8/11/2014, variable rate thereafter), 6.500%, 8/11/2019, 144A	346,081
2,000,000	Societe Generale S.A., (fixed rate to 12/19/2017, variable rate thereafter), 6.999%, 12/29/2049, (EUR)	1,809,664
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,778,310
300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	331,788
4,500,000	Standard Chartered PLC, 5.500%, 11/18/2014, 144A	4,870,350

		72,262,971

	Brokerage – 1.5%
2,955,000	Cantor Fitzgerald LP, 6.375%, 6/26/2015, 144A	2,980,407
2,645,000	Cantor Fitzgerald LP, 7.875%, 10/15/2019, 144A(b)	2,610,819
755,000	Jefferies Group, Inc., 6.250%, 1/15/2036	679,500
480,000	Jefferies Group, Inc., 6.450%, 6/08/2027	456,000
105,000	Jefferies Group, Inc., 6.875%, 4/15/2021	105,589
2,250,000	Jefferies Group, Inc., 8.500%, 7/15/2019	2,441,250

		9,273,565

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – 1.5%
$1,175,000	Masco Corp., 4.800%, 6/15/2015	$1,207,283
730,000	Masco Corp., 5.850%, 3/15/2017	765,214
1,695,000	Masco Corp., 6.125%, 10/03/2016	1,808,904
1,330,000	Masco Corp., 6.500%, 8/15/2032	1,278,475
375,000	Masco Corp., 7.750%, 8/01/2029	392,900
1,235,000	Owens Corning, Inc., 6.500%, 12/01/2016	1,373,222
2,255,000	Owens Corning, Inc., 7.000%, 12/01/2036	2,396,490

		9,222,488

	Chemicals – 1.2%
4,450,000	Chevron Phillips Chemical Co. LLC, 8.250%, 6/15/2019, 144A	6,136,893
185,000	Methanex Corp., 5.250%, 3/01/2022	191,939
980,000	Methanex Corp., Senior Note, 6.000%, 8/15/2015	1,038,741

		7,367,573

	Collateralized Mortgage Obligations – 0.2%
675,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	802,051
226,047	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.498%, 7/25/2035(c)	201,927
171,671	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.630%, 3/25/2035(c)	167,791

		1,171,769

	Commercial Mortgage-Backed Securities – 4.0%
160,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.193%, 9/10/2047(c)	178,899
600,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	683,270
360,000	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	411,357
200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	215,255
407,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(c)	465,363
39,398	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	40,058
1,055,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	1,171,808
480,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.749%, 6/10/2046(c)	540,468
3,525,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(c)	3,774,468

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Commercial Mortgage-Backed Securities – continued
$2,030,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.772%, 9/15/2039(c)	$2,166,317
685,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	734,665
3,125,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,617,550
1,500,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,662,228
805,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	869,047
350,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	397,602
1,180,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	1,318,899
1,090,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.815%, 6/15/2049(c)	1,196,606
1,405,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,572,014
480,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	520,345
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.869%, 6/15/2038(c)	433,715
390,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	443,001
235,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.898%, 6/12/2046(c)	266,388
350,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	383,323
425,000	Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	465,956
250,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	275,153
800,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.278%, 1/11/2043(c)	959,854
200,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.308%, 11/15/2048	225,086
400,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	431,643

		25,420,338

	Consumer Products – 0.3%
605,000	Hasbro, Inc., 6.600%, 7/15/2028	667,968
780,000	Snap-on, Inc., 6.700%, 3/01/2019	942,964

		1,610,932

	Diversified Manufacturing – 0.3%
700,000	Textron, Inc., 3.875%, 3/11/2013, (EUR)	895,771

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Diversified Manufacturing – continued
540,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	$930,032

		1,825,803

	Electric – 2.6%
1,900,000	AmerenEnergy Generating Co., Series H, 7.000%, 4/15/2018	1,643,500
1,433,747	Bruce Mansfield Unit, 6.850%, 6/01/2034	1,501,047
1,185,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	1,332,485
555,000	Commonwealth Edison Co., 4.700%, 4/15/2015	607,041
2,300,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,831,989
800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	695,935
600,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	831,626
1,000,000	Endesa S.A./Cayman Islands, 7.875%, 2/01/2027	1,231,332
900,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	859,737
6,812,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	5,347,815
700,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	605,606

		16,488,113

	Financial Other – 1.2%
4,165,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,178,036
2,500,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	3,328,973

		7,507,009

	Government Guaranteed – 0.8%
1,000,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	827,040
840,000	Instituto de Credito Oficial, MTN, 5.500%, 10/11/2012, (AUD)	853,934
2,500,000	Instituto de Credito Oficial, MTN, 6.125%, 2/27/2014, (AUD)	2,408,351
970,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	887,223

		4,976,548

	Government Owned - No Guarantee – 1.5%
2,565,000	Abu Dhabi National Energy Co., 7.250%, 8/01/2018, 144A	3,042,731
4,500,000	DP World Ltd., 6.850%, 7/02/2037, 144A	4,421,250
9,000,000,000	Export-Import Bank of Korea, 6.600%, 11/04/2013, 144A, (IDR)	944,222

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
10,400,000,000	Export-Import Bank of Korea, 8.300%, 3/15/2014, 144A, (IDR)	$1,116,678

		9,524,881

	Health Insurance – 0.0%
20,000	CIGNA Corp., 7.875%, 5/15/2027	24,942

	Healthcare – 0.9%
3,330,000	Aristotle Holding, Inc., 4.750%, 11/15/2021, 144A	3,684,908
855,000	Boston Scientific Corp., 6.000%, 1/15/2020	1,019,694
55,000	HCA, Inc., 5.875%, 3/15/2022	57,475
95,000	HCA, Inc., 6.375%, 1/15/2015	100,938
100,000	HCA, Inc., 7.050%, 12/01/2027	90,000
190,000	HCA, Inc., 7.190%, 11/15/2015	200,450
75,000	HCA, Inc., 7.500%, 12/15/2023	72,094
175,000	HCA, Inc., 7.690%, 6/15/2025	168,437
305,000	HCA, Inc., 8.360%, 4/15/2024	309,575
10,000	HCA, Inc., MTN, 7.580%, 9/15/2025	9,550
305,000	HCA, Inc., MTN, 7.750%, 7/15/2036	286,700

		5,999,821

	Home Construction – 0.8%
1,116,000	Pulte Group, Inc., 5.200%, 2/15/2015	1,149,480
3,340,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,672,000
1,455,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,200,375

		5,021,855

	Hybrid ARMs – 0.0%
59,160	FNMA, 2.256%, 2/01/2037(c)	62,513
107,117	FNMA, 2.669%, 9/01/2036(c)	114,863

		177,376

	Independent Energy – 1.5%
1,195,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	1,388,153
60,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	59,400

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$45,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$44,325
3,000,000	EQT Corp., 8.125%, 6/01/2019	3,597,789
2,150,000	Equitable Resources, Inc., 6.500%, 4/01/2018	2,444,148
1,735,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,774,037

		9,307,852

	Industrial Other – 0.2%
1,150,000	Worthington Industries, Inc., 6.500%, 4/15/2020	1,273,976

	Life Insurance – 2.4%
1,600,000	American International Group, Inc., 6.250%, 3/15/2087	1,480,000
2,600,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,821,000
390,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	431,154
110,000	American International Group, Inc., Series MP, GMTN, 5.450%, 5/18/2017	119,414
355,000	ASIF III Jersey Ltd., Series 2003-G, EMTN, 4.750%, 9/11/2013, (EUR)	460,716
2,355,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,427,428
1,095,000	MetLife, Inc., 6.400%, 12/15/2066	1,073,402
2,620,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,687,947
2,885,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	3,558,988

		15,060,049

	Local Authorities – 2.5%
4,635,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	3,997,581
4,495,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	5,137,202
4,000,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	4,502,178
254,820	Province of Alberta, 5.930%, 9/16/2016, (CAD)	277,496
1,185,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	1,039,663
670,000	Queensland Treasury Corp., Series 14, 5.750%, 11/21/2014, (AUD)	724,092

		15,678,212

	Lodging – 0.6%
1,480,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	1,646,334

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$1,660,000	Wyndham Worldwide Corp., 7.375%, 3/01/2020	$1,973,154

		3,619,488

	Media Non-Cable – 0.1%
240,000	News America, Inc., 8.150%, 10/17/2036	297,711
580,000	R.R. Donnelley & Sons Co., 8.250%, 3/15/2019	568,400

		866,111

	Metals & Mining – 0.8%
420,000	ArcelorMittal, 6.250%, 2/25/2022	411,351
1,995,000	ArcelorMittal, 6.750%, 3/01/2041	1,862,115
510,000	ArcelorMittal, 7.000%, 10/15/2039	495,033
2,070,000	United States Steel Corp., 7.500%, 3/15/2022	1,987,200

		4,755,699

	Mortgage Related – 0.0%
18,537	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	20,642
3,287	FHLMC, 10.000%, with various maturities in 2018(d)	3,873
10,792	FNMA, 6.000%, 12/01/2018	11,866
39,499	GNMA, 10.000%, with various maturities in 2018(d)	40,621

		77,002

	Non-Captive Consumer – 1.8%
470,000	SLM Corp., MTN, 5.050%, 11/14/2014	484,079
1,820,000	SLM Corp., MTN, 7.250%, 1/25/2022	1,924,650
240,000	SLM Corp., Series A, MTN, 5.000%, 4/15/2015	242,206
995,000	SLM Corp., Series A, MTN, 5.375%, 1/15/2013	1,013,640
1,295,000	SLM Corp., Series A, MTN, 5.625%, 8/01/2033	1,094,275
2,385,000	SLM Corp., Series A, MTN, 8.450%, 6/15/2018	2,671,200
45,000	Springleaf Finance Corp., Series H, MTN, 5.375%, 10/01/2012	44,606
1,300,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,027,000
3,615,000	Springleaf Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,885,204

		11,386,860

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Captive Diversified – 2.8%
$97,000	Ally Financial, Inc., 8.000%, 12/31/2018	$107,427
820,000	General Electric Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	899,920
65,000	General Electric Capital Corp., 5.625%, 5/01/2018	74,720
300,000	General Electric Capital Corp., MTN, 5.875%, 1/14/2038	344,401
790,000	General Electric Capital Corp., Series A, EMTN, 5.500%, 2/01/2017, (NZD)	659,690
470,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	404,263
2,205,000	General Electric Capital Corp., Series A, GMTN, 7.625%, 12/10/2014, (NZD)	1,893,389
655,000	General Electric Capital Corp., Series A, MTN, 0.767%, 5/13/2024(c)	545,046
5,650,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	4,774,490
175,000	International Lease Finance Corp., 5.875%, 4/01/2019	175,170
3,550,000	International Lease Finance Corp., 6.250%, 5/15/2019	3,616,562
3,683,000	International Lease Finance Corp., 6.375%, 3/25/2013	3,761,264
25,000	International Lease Finance Corp., 8.625%, 9/15/2015	27,625
315,000	International Lease Finance Corp., Series R, MTN, 5.650%, 6/01/2014	322,875

		17,606,842

	Oil Field Services – 0.2%
1,090,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,315,809

	Paper – 0.4%
1,500,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,839,667
230,000	Mead Corp. (The), 7.550%, 3/01/2047	239,444
200,000	Westvaco Corp., 8.200%, 1/15/2030	237,433

		2,316,544

	Pipelines – 0.9%
210,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	249,012
200,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	253,111
800,000	IFM US Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	880,665
965,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	965,000
2,000,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,346,272

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pipelines – continued
$810,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	$927,290

		5,621,350

	Property & Casualty Insurance – 1.7%
1,695,000	Hanover Insurance Group, Inc. (The), 7.500%, 3/01/2020	1,966,317
2,465,000	Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	2,883,518
60,000	MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A	32,400
800,000	Nationwide Mutual Insurance Co., 6.600%, 4/15/2034, 144A	781,226
150,000	Progressive Corp., 7.000%, 10/01/2013	160,671
220,000	White Mountains Re Group Ltd., 6.375%, 3/20/2017, 144A	232,846
805,000	Willis North America, Inc., 7.000%, 9/29/2019	932,873
2,015,000	XL Group PLC, 6.250%, 5/15/2027	2,214,384
1,595,000	XL Group PLC, 6.375%, 11/15/2024	1,778,101

		10,982,336

	Railroads – 0.0%
190,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	155,800

	Refining – 0.1%
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	749,954

	REITs - Apartments – 0.0%
30,000	ERP Operating LP, 5.125%, 3/15/2016	33,073
115,000	ERP Operating LP, 5.750%, 6/15/2017	132,682

		165,755

	REITs - Office Property – 0.2%
80,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	85,844
1,075,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	1,236,136

		1,321,980

	REITs - Shopping Centers – 0.4%
1,000,000	Equity One, Inc., 6.000%, 9/15/2017	1,085,044
1,350,000	Federal Realty Investment Trust, 5.650%, 6/01/2016	1,488,159

		2,573,203

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Single Tenant – 0.1%
$95,000	Realty Income Corp., 5.750%, 1/15/2021	$106,196
405,000	Realty Income Corp., 6.750%, 8/15/2019	477,160

		583,356

	REITs - Warehouse/Industrials – 0.2%
55,000	ProLogis LP, 5.625%, 11/15/2015	59,941
240,000	ProLogis LP, 5.625%, 11/15/2016	263,802
265,000	ProLogis LP, 5.750%, 4/01/2016	289,392
785,000	ProLogis LP, 7.375%, 10/30/2019	951,060

		1,564,195

	Restaurants – 0.1%
610,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	617,542

	Retailers – 0.5%
118,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	89,090
2,803,000	Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037	3,311,579

		3,400,669

	Sovereigns – 1.5%
5,250,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,849,141
3,100,000	Republic of Croatia, 6.750%, 11/05/2019, 144A	3,111,532
22,300,000	Republic of Iceland, 4.250%, 8/24/2012, (ISK)	108,711
3,200,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	3,103,299
101,800,000	Republic of Iceland, 7.250%, 5/17/2013, (ISK)	515,878

		9,688,561

	Supermarkets – 0.2%
260,000	New Albertson’s, Inc., 7.450%, 8/01/2029	191,100
1,340,000	New Albertson’s, Inc., 8.000%, 5/01/2031	1,038,500
115,000	New Albertson’s, Inc., 8.700%, 5/01/2030	93,725

		1,323,325

	Supranational – 1.6%
4,000,000	European Bank for Reconstruction & Development, GMTN, 9.250%, 9/10/2012, (BRL)	1,999,801
45,300,000,000	Inter-American Development Bank, EMTN, Zero Coupon, 9/23/2013, (IDR)	4,425,100

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Supranational – continued
4,375,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	$3,891,623

		10,316,524

	Technology – 1.6%
210,000	Corning, Inc., 6.850%, 3/01/2029	251,764
810,000	Corning, Inc., 7.000%, 5/15/2024	1,044,791
3,565,000	Corning, Inc., 7.250%, 8/15/2036	4,403,948
3,550,000	Ingram Micro, Inc., 5.250%, 9/01/2017	3,805,770
49,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	51,920
400,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	484,856

		10,043,049

	Tobacco – 0.2%
735,000	Reynolds American, Inc., 6.750%, 6/15/2017	882,419
195,000	Reynolds American, Inc., 7.250%, 6/15/2037	235,649

		1,118,068

	Transportation Services – 0.4%
100,000	APL Ltd., 8.000%, 1/15/2024(b)	68,500
1,547,180	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 7/02/2015	1,469,821
945,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	1,084,740

		2,623,061

	Treasuries – 26.3%
135,000	Canadian Government, 1.750%, 3/01/2013, (CAD)	133,275
10,935,000	Canadian Government, 2.500%, 6/01/2015, (CAD)	11,167,534
40,000,000	Canadian Government, 3.000%, 12/01/2015, (CAD)	41,680,778
31,580,000	Canadian Government, 3.750%, 6/01/2019, (CAD)	35,658,941
1,000,000	Canadian Government, 4.000%, 6/01/2016, (CAD)	1,086,426
1,850,000	Ireland Government Bond, 4.500%, 10/18/2018, (EUR)	2,142,642
3,420,000	Ireland Government Bond, 4.500%, 4/18/2020, (EUR)	3,849,676
1,590,000	Ireland Government Bond, 5.000%, 10/18/2020, (EUR)	1,832,008
1,750,000	Ireland Government Bond, 5.400%, 3/13/2025, (EUR)	2,015,062

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
50,000		Italy Buoni Poliennali Del Tesoro, 5.000%, 8/01/2034, (EUR)	$54,133
50,000		Italy Buoni Poliennali Del Tesoro, 5.250%, 11/01/2029, (EUR)	57,646
50,000		Italy Buoni Poliennali Del Tesoro, 5.750%, 2/01/2033, (EUR)	59,524
140,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	1,268,904
23,620,000		Norwegian Government, 4.250%, 5/19/2017, (NOK)	4,472,936
57,675,000		Norwegian Government, 6.500%, 5/15/2013, (NOK)	10,105,596
305,000		Portugal Obrigacoes do Tesouro OT, 3.850%, 4/15/2021, (EUR)	247,797
100,000		Portugal Obrigacoes do Tesouro OT, 4.800%, 6/15/2020, (EUR)	87,879
85,235,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	430,707
50,000,000		U.S. Treasury Note, 0.250%, 5/31/2014	49,937,500

			166,288,964

		Wireless – 0.2%
220,000		Nextel Communications, Inc., Series C, 5.950%, 3/15/2014	220,275
360,000		Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	360,450
11,000		Nextel Communications, Inc., Series E, 6.875%, 10/31/2013	11,041
234,000		Sprint Capital Corp., 6.875%, 11/15/2028	188,370
120,000		Sprint Capital Corp., 6.900%, 5/01/2019	112,800
366,000		Sprint Nextel Corp., 6.000%, 12/01/2016	350,445

			1,243,381

		Wirelines – 3.5%
1,310,000		AT&T Corp., 6.500%, 3/15/2029	1,562,492
2,000,000		BellSouth Telecommunications, Inc., 5.850%, 11/15/2045	2,042,282
2,870,000		CenturyLink, Inc., 6.450%, 6/15/2021	2,986,453
245,000		CenturyLink, Inc., Series G, 6.875%, 1/15/2028	240,826
2,265,000		CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,187,335
1,220,000		Embarq Corp., 7.995%, 6/01/2036	1,274,406
300,000		Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	269,126
100,000		Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	103,176

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$500,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	$531,419
2,875,000	Qwest Corp., 6.875%, 9/15/2033	2,860,625
195,000	Qwest Corp., 7.500%, 6/15/2023	196,073
1,880,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,442,900
500,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	567,795
1,700,000	Telefonica Emisiones SAU, EMTN, 5.597%, 3/12/2020, (GBP)	2,293,025
145,000	Verizon Maryland, Inc., Series B, 5.125%, 6/15/2033	150,068
2,170,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,656,482
695,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	759,292

		22,123,775

	Total Non-Convertible Bonds (Identified Cost $494,802,176)	548,296,701

Convertible Bonds – 3.4%
	Automotive – 0.2%
1,035,000	Ford Motor Co., 4.250%, 11/15/2016	1,438,650

	Independent Energy – 0.2%
1,050,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	899,062
625,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	571,094

		1,470,156

	Life Insurance – 1.3%
8,975,000	Old Republic International Corp., 3.750%, 3/15/2018	8,077,500

	Technology – 1.7%
3,505,000	Intel Corp., 2.950%, 12/15/2035	3,965,031
4,700,000	Intel Corp., 3.250%, 8/01/2039	6,327,375
530,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	522,713
40,000	Micron Technology, Inc., 1.875%, 6/01/2014	39,200

		10,854,319

	Total Convertible Bonds (Identified Cost $20,094,887)	21,840,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 0.7%
	Illinois – 0.2%
$1,105,000	State of Illinois, 5.100%, 6/01/2033	$1,044,446

	Michigan – 0.1%
1,030,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034(b)	763,199

	Ohio – 0.1%
750,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047(b)	574,080

	Virginia – 0.3%
2,815,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046(b)	1,799,658

	Total Municipals (Identified Cost $5,403,189)	4,181,383

	Total Bonds and Notes (Identified Cost $520,300,252)	574,318,709

Senior Loans – 0.5%
	Non-Captive Diversified – 0.5%
2,950,000	Flying Fortress, Inc., 1st Lien Term Loan, 5.000%, 6/30/2017(c) (Identified Cost $2,922,332)	2,953,687

Shares
Common Stocks – 3.1%
	Biotechnology – 0.1%
13,708	Vertex Pharmaceuticals, Inc.(e)	766,551

	Chemicals – 0.5%
31,080	PPG Industries, Inc.	3,298,210

	Electronic Equipment, Instruments & Components – 1.9%
950,000	Corning, Inc.	12,283,500

	Oil, Gas & Consumable Fuels – 0.6%
81,779	Repsol YPF S.A., Sponsored ADR	1,306,829
34,819	Royal Dutch Shell PLC, ADR	2,347,845

		3,654,674

	Total Common Stocks (Identified Cost $19,120,394)	20,002,935

Preferred Stocks – 1.3%
Convertible Preferred Stocks – 0.8%
	Banking – 0.3%
940	Bank of America Corp., Series L, 7.250%	916,500

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Banking – continued
25,000	Sovereign Capital Trust IV, 4.375%	$1,268,750

		2,185,250

	Consumer Products – 0.3%
33,050	Newell Financial Trust I, 5.250%	1,660,762

	Pipelines – 0.2%
20,775	El Paso Energy Capital Trust I, 4.750%	1,052,254

	Total Convertible Preferred Stocks (Identified Cost $3,527,589)	4,898,266

Non-Convertible Preferred Stocks – 0.5%
	Electric – 0.0%
263	Connecticut Light & Power Co., 2.200%	12,690
11	MDU Resources Group, Inc., 5.100%	1,098
100	San Diego Gas & Electric Co., 4.500%	2,183
3,160	Union Electric Co., 4.500%	288,192

		304,163

	Government Sponsored – 0.5%
3,000	Falcons Funding Trust I, (Step to 10.875% on 3/15/2015, variable rate after 3/15/2020), 8.875%, 144A(f)	3,138,750

	Non-Captive Diversified – 0.0%
161	Ally Financial, Inc., Series G, 7.000%, 144A	143,436

	Total Non-Convertible Preferred Stocks (Identified Cost $3,217,161)	3,586,349

	Total Preferred Stocks (Identified Cost $6,744,750)	8,484,615

Principal Amount (‡)
Short-Term Investments – 3.3%
$20,703,439	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $20,703,439 on 7/02/2012 collateralized by $21,130,000 Federal Home Loan Bank Discount Note, due 8/29/2012 valued at $21,119,435 including accrued interest(g) (Identified Cost $20,703,439)	20,703,439

Total Investments – 99.0% (Identified Cost $569,791,167)(a)	626,463,385
Other assets less liabilities – 1.0%	6,200,875

Net Assets – 100.0%	$632,664,260

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Senior loans are priced at bid prices supplied by an independent pricing service, if available.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated prices determined from information provided by an independent pricing service.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $571,871,292 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$63,293,215
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,701,122)

Net unrealized appreciation	$54,592,093

(b)	Illiquid security. At June 30, 2012, the value of these securities amounted to $6,053,195 or 1.0% of net assets.
(c)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	Non-income producing security.
(f)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(g)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $96,717,586 or 15.3% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

GNMA	Government National Mortgage Association

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

ISK	Icelandic Krona

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$68,530,102	$3,732,869	$72,262,971
Restaurants	—	—	617,542	617,542
All Other Non-Convertible Bonds*	—	475,416,188	—	475,416,188

Total Non-Convertible Bonds	—	543,946,290	4,350,411	548,296,701

Convertible Bonds*	—	21,840,625	—	21,840,625
Municipals*	—	4,181,383	—	4,181,383

Total Bonds and Notes	—	569,968,298	4,350,411	574,318,709

Senior Loans*	—	2,953,687	—	2,953,687
Common Stocks*	20,002,935	—	—	20,002,935
Preferred Stocks
Convertible Preferred Stocks
Banking	916,500	1,268,750	—	2,185,250
Consumer Products	—	1,660,762	—	1,660,762
Pipelines	1,052,254	—	—	1,052,254

Total Convertible Preferred Stocks	1,968,754	2,929,512	—	4,898,266

Non-Convertible Preferred Stocks

Electric	290,375	13,788	—	304,163
Government Sponsored	—	3,138,750	—	3,138,750
Non-Captive Diversified	—	143,436	—	143,436

Total Non-Convertible Preferred Stocks	290,375	3,295,974	—	3,586,349

Total Preferred Stocks	2,259,129	6,225,486	—	8,484,615

Short-Term Investments	—	20,703,439	—	20,703,439

Total	$22,262,064	$599,850,910	$4,350,411	$626,463,385

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
Banking	$—	$—	$—	$57,812	$3,675,057	$—	$—	$—	$3,732,869	$57,812
Restaurants	—	991	—	(33,660)	—	—	650,211	—	617,542	(33,660)
Treasuries	27,508	744	(34,299)	21,528	—	(15,481)	—	—	—	—
Preferred Stocks
Non-Convertible Preferred Stocks
Non-Captive Diversified	96,600	—	—	—	—	—	—	(96,600)	—	—

Total	$124,108	$1,735	$(34,299)	$45,680	$3,675,057	$(15,481)	$650,211	$(96,600)	$4,350,411	$24,152

A debt security valued at $650,211 was transferred from Level 2 to Level 3 during the period ended June 30, 2012. At September 30, 2011, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies; at June 30, 2012, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security.

A preferred stock valued at $96,600 was transferred from Level 3 to Level 2 during the period ended June 30, 2012. At September 30, 2011, this security was valued using broker-dealer bid quotations based on inputs unobservable to the Fund as an independent pricing service either was unable to price the security or did not provide a reliable price for the security; at June 30, 2012, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Treasuries	26.3%
Banking	11.7
Commercial Mortgage-Backed Securities	4.0
Life Insurance	3.7
Wirelines	3.5
Technology	3.3
Non-Captive Diversified	3.3
Airlines	3.1
Electric	2.6
Local Authorities	2.5
Other Investments, less than 2% each	31.7
Short-Term Investments	3.3

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2012 (Unaudited)

United States Dollar	70.2%
Canadian Dollar	14.4
New Zealand Dollar	3.4
Australian Dollar	2.9
Norwegian Krone	2.3
Euro	2.2
Other, less than 2% each	3.6

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 118.4% of Net Assets
	ABS Car Loan – 9.6%
$7,250,000	Ally Master Owner Trust, Series 2011-1, Class A2, 2.150%, 1/15/2016	$7,381,457
2,455,000	AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A3, 1.390%, 9/08/2015	2,468,767
4,235,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.640%, 5/20/2016, 144A	4,578,621
2,314,417	CarNow Auto Receivables Trust, Series 2012-1A, Class A, 2.090%, 1/15/2015, 144A	2,314,416
498,129	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	521,914
3,455,000	Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A, 2.200%, 9/16/2019, 144A	3,465,294
8,170,000	DSC Floorplan Master Owner Trust, Series 2011-1, Class A, 3.910%, 3/15/2016, 144A	8,384,248
4,976,294	Exeter Automobile Receivables Trust, Series 2012-1A, Class A, 2.020%, 8/15/2016, 144A	4,978,190
9,000,000	Ford Motor Credit Co. LLC, 4.207%, 4/15/2016, 144A	9,345,402
2,740,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A1, 4.260%, 3/25/2014, 144A	2,789,377
3,190,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.290%, 3/25/2016, 144A	3,501,663
2,440,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class B2, 5.930%, 3/25/2016, 144A	2,638,979
3,000,000	Hyundai Auto Receivables Trust, Series 2011-B, Class A4, 1.650%, 2/15/2017	3,059,348
1,500,000	Hyundai Capital Auto Funding Ltd., Series 2010-8A, Class A, 1.243%, 9/20/2016, 144A(b)	1,475,602
550,018	Merrill Auto Trust Securitization Asset, Series 2008-1, Class B, 6.750%, 4/15/2015	551,528
5,176,174	Santander Drive Auto Receivables Trust, Series 2011-S1A, Class D, 3.100%, 5/15/2017, 144A	5,189,839
1,933,710	Santander Drive Auto Receivables Trust, Series 2011-S2A, Class D, 3.350%, 6/15/2017, 144A	1,933,710
2,110,000	SNAAC Auto Receivables Trust, Series 2012-1A, Class A, 1.780%, 6/15/2016, 144A	2,113,524

		66,691,879

	ABS Credit Card – 6.2%
11,410,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.992%, 8/15/2018, 144A(b)	11,981,885
2,815,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class B, 5.390%, 11/15/2017, 144A	3,051,644
4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	5,691,359
1,520,000	World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 0.372%, 2/15/2017, 144A(b)	1,516,695
9,695,000	World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 4/15/2019	10,480,895
10,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	10,687,735

		43,410,213

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – 0.4%
$463,170	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	$440,872
1,374,621	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035	981,124
1,857,017	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A3, 0.395%, 7/25/2036(b)	1,145,938

		2,567,934

	ABS Other – 4.7%
4,787,246	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	4,835,733
3,180,000	GE Dealer Floorplan Master Note Trust, Series 2011-1, Class A, 0.844%, 7/20/2016(b)	3,193,157
795,430	Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 7/20/2031, 144A	830,412
6,394,780	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	6,471,821
2,330,112	Premium Yield Facility, Series 2010-A, 6.080%, 2/20/2026, 144A(c)	2,458,268
961,402	Sierra Receivables Funding Co., Series 2007-1A, Class A2, 0.394%, 3/20/2019, 144A(b)	939,542
707,882	Sierra Receivables Funding Co., Series 2010-1A, Class A1, 4.480%, 7/20/2026, 144A	725,820
1,180,432	Sierra Receivables Funding Co., Series 2010-2A, Class A, 3.840%, 11/20/2025, 144A	1,202,450
1,462,262	Sierra Receivables Funding Co., Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	1,491,728
1,753,439	Sierra Receivables Funding Co., Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	1,788,402
3,658,861	Sierra Receivables Funding Co., Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	3,680,840
4,810,894	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.742%, 7/15/2041, 144A(b)	4,810,772

		32,428,945

	ABS Student Loan – 3.0%
4,900,000	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.418%, 7/01/2024(b)	4,911,259
15,565,000	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.466%, 7/25/2025(b)	15,699,793

		20,611,052

	Collateralized Mortgage Obligations – 29.0%
882,644	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036	495,959
533,795	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 5.271%, 7/25/2021(b)	483,556
436,887	Countrywide Home Loans, Series 2004-HYB5, Class 6A2, 2.686%, 4/20/2035(b)	159,114
455,012	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(d)	508,549
654,511	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(d)(e)	153,719
6,500,000	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019(d)	7,195,211
7,157,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(d)	8,504,114

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$10,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020(d)	$11,331,066
5,762,328	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 5.133%, 6/15/2048(b)(d)(e)	5,949,670
6,026,117	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 5.052%, 12/15/2036(b)(d)(e)	6,176,778
2,854,061	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(d)(e)	545,312
3,901,713	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(d)(e)	242,187
1,364,815	Federal National Mortgage Association, REMIC, Series 2004-1, Class CK, 5.500%, 11/25/2031(d)	1,378,409
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(d)	1,141,597
10,000,000	Federal National Mortgage Association, REMIC, Series 2008-42, Class AY, 5.000%, 5/25/2023(d)	11,264,957
10,641,579	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 4.811%, 8/25/2038(b)(d)	10,760,631
2,842,620	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 5.101%, 3/25/2039(b)(d)	2,986,972
3,258,489	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/01/2033(d)(e)	630,208
590,086	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/01/2033(d)(e)	118,839
3,603,257	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 8/01/2033(d)(e)	670,773
739,874	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 8/01/2033(d)(e)	100,760
8,587,990	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/01/2035(d)(e)	1,213,011
3,535,033	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/01/2035(d)(e)	565,036
3,151,933	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/01/2036(d)(e)	624,820
6,070,223	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/01/2036(d)(e)	1,119,162
2,204,040	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/01/2036(d)(e)	374,600
2,715,396	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/01/2036(d)(e)	462,214
3,212,942	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/01/2037(d)(e)	547,228
2,759,028	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(d)(e)	445,956
1,267,438	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(d)(e)	203,858
2,298,424	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(d)(e)	378,373
1,393,671	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(d)(e)	247,727
556,963	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/01/2038(d)(e)	82,008
10,404,294	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(d)(e)	1,423,886
3,744,061	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(d)(e)	696,515

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$2,432,189	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(d)(e)	$408,044
3,660,115	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(d)(e)	418,789
1,971,604	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(d)(e)	301,605
440,675	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(d)(e)	89,519
11,745,000	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(d)	13,321,484
9,616,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021(d)	10,784,450
16,860,000	FHLMC Multifamily Structured Pass Through Certificates, Series K702, Class A2, 3.154%, 2/25/2018(d)	18,146,553
2,670,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018(d)	2,814,420
4,865,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018(d)	5,023,628
26,600,000	FHLMC Multifamily Structured Pass Through Certificates, Series KAIV, Class A2, 3.989%, 6/25/2046(d)	29,873,635
3,508,795	First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 2.549%, 6/25/2036(b)	2,071,245
28,854,809	Government National Mortgage Association, Series 2006-51, Class IO, 0.549%, 8/16/2046(b)(d)(e)	704,981
500,000	Government National Mortgage Association, Series 2007-75, Class C, 5.533%, 9/16/2038	543,326
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042	5,020,340
87,825,074	Government National Mortgage Association, Series 2010-I24, Class X, 1.069%, 12/16/2052(b)(d)(e)	6,715,017
23,706,714	Government National Mortgage Association, Series 2011-38, Class IO, 0.975%, 4/16/2053(b)(d)(e)	1,338,291
14,236,308	Government National Mortgage Association, Series 2011-53, Class IO, 1.357%, 5/16/2051(b)(d)(e)	967,770
34,839,093	Government National Mortgage Association, Series 2012-23, Class IO, 1.562%, 6/16/2053(b)(d)(e)	2,749,362
34,892,836	Government National Mortgage Association, Series 2012-53, Class IO, 1.085%, 3/16/2047(b)(d)(e)	2,715,605
39,893,396	Government National Mortgage Association, Series 2012-55, Class IO, 1.241%, 4/16/2052(b)(d)(e)	2,695,637
29,964,365	Government National Mortgage Association, Series 2012-58, Class IO, 1.029%, 2/16/2053(b)(d)(e)	2,635,396
29,964,542	Government National Mortgage Association, Series 2012-70, Class IO, 0.961%, 8/16/2052(b)(d)(e)	2,104,739
25,000,000	Government National Mortgage Association, Series 2012-79, Class IO, IO, 1.051%, 3/16/2053(b)	2,146,750
558,597	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.498%, 7/25/2035(b)	498,994
330,696	Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021	296,937
1,385,027	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	1,257,722
70,850	Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021	63,244
7,682,956	Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.722%, 11/25/2036(b)	6,052,618

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$474,436	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 2.630%, 3/25/2035(b)	$463,713

		201,406,589

	Commercial Mortgage-Backed Securities – 30.9%
189,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.193%, 9/10/2047(b)	211,324
350,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.727%, 5/10/2045(b)	399,025
122,756	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046	122,731
1,502,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,713,219
1,090,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	1,173,138
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.715%, 6/11/2040(b)	1,372,078
7,500,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.431%, 10/15/2049	8,533,695
8,870,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	9,852,069
250,000	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.749%, 6/10/2046(b)	281,494
4,860,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 5.813%, 6/15/2038(b)	5,507,109
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	5,653,336
7,038,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.679%, 6/15/2039(b)	7,536,086
5,000,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.772%, 9/15/2039(b)	5,335,755
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	11,972,362
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.201%, 2/15/2041(b)	4,519,667
4,615,000	CW Capital Cobalt Ltd., Series 2007-C2, Class A3, 5.484%, 4/15/2047	5,051,588
6,600,000	Extended Stay America Trust, Series 2010-ESHA, Class B, 4.221%, 11/05/2027, 144A	6,663,314
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	15,181,682
8,745,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	9,701,082
125,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038	133,895
205,527	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038	206,336
6,730,000	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.553%, 4/10/2038	7,484,231
7,500,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	8,520,045
12,500,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.790%, 8/10/2045(b)	13,872,675

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Commercial Mortgage-Backed Securities – continued
$7,980,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/2043	$8,906,135
3,200,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,611,341
7,585,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	8,486,637
2,440,000	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039	2,740,676
7,500,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.347%, 11/15/2038	8,443,635
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.430%, 2/12/2039(b)	1,121,526
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046	1,130,189
4,700,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	5,087,473
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	8,193,506
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	7,389,116
224,675	Morgan Stanley Capital I, Series 2006-T23, Class A2, 5.743%, 8/12/2041(b)	227,965
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	10,048,569
7,381,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4, 5.880%, 6/11/2049(b)	8,361,942
4,912	Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041	4,910
6,600,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.418%, 1/15/2045	7,336,223
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,611,439

		214,699,218

	Hybrid ARMs – 7.3%
188,567	FHLMC, 2.379%, 1/01/2035(b)(d)	197,263
2,128,849	FHLMC, 2.398%, 4/01/2035(b)(d)	2,268,064
4,754,196	FHLMC, 2.428%, 6/01/2035(b)(d)	5,037,091
2,818,739	FHLMC, 2.506%, 5/01/2037(b)(d)	2,997,887
3,623,059	FHLMC, 3.005%, 11/01/2036(b)(d)	3,856,695
2,507,393	FHLMC, 3.177%, 2/01/2037(b)(d)	2,676,888
907,943	FHLMC, 5.073%, 1/01/2036(b)(d)	975,865
1,380,394	FHLMC, 6.017%, 11/01/2036(b)(d)	1,467,514
1,136,812	FNMA, 2.256%, 2/01/2037(b)(d)	1,201,251

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$2,209,206	FNMA, 2.272%, 9/01/2034(b)(d)	$2,338,642
1,041,632	FNMA, 2.669%, 9/01/2036(b)(d)	1,116,954
7,408,730	FNMA, 4.940%, 8/01/2038(b)(d)	7,963,829
1,043,645	FNMA, 5.288%, 10/01/2035(b)(d)	1,130,706
16,188,117	FNMA, 5.771%, 9/01/2037(b)(d)	17,497,051

		50,725,700

	Mortgage Related – 27.3%
493,991	FHLMC, 5.000%, with various maturities from 2035 to 2036(d)(f)	532,489
26,700,000	FHLMC (TBA), 4.500%, 8/01/2042(g)	28,502,251
19,000,000	FHLMC (TBA), 5.000%, 8/01/2042(g)	20,416,095
1,879,466	FNMA, 5.500%, 8/01/2034(d)	2,087,979
189,334	FNMA, 6.000%, with various maturities from 2034 to 2036(d)(f)	209,044
10,239	FNMA, 7.000%, 12/01/2037(d)	11,917
35,500,000	FNMA (TBA), 2.500%, 8/01/2027(g)	36,498,438
13,000,000	FNMA (TBA), 4.000%, 8/01/2042(g)	13,810,469
34,000,000	FNMA. (TBA), 3.500%, 8/01/2042(g)	35,641,564
706,266	GNMA, 1.976%, 7/20/2060(b)	725,909
486,887	GNMA, 2.000%, 9/20/2060(b)	500,429
2,833,244	GNMA, 2.068%, 2/20/2061(b)	2,953,656
1,931,440	GNMA, 4.479%, 2/20/2062	2,125,262
1,801,652	GNMA, 4.500%, 9/20/2060	1,998,805
513,081	GNMA, 4.570%, 10/20/2061	570,719
510,122	GNMA, 4.578%, 11/20/2061	567,728
1,036,875	GNMA, 4.600%, 10/20/2061	1,154,955
11,595,166	GNMA, 4.659%, 2/20/2062	12,979,130
13,179,068	GNMA, 4.670%, 12/20/2061	14,734,515
708,417	GNMA, 4.684%, 1/20/2062	793,008
2,542,884	GNMA, 4.700%, with various maturities in 2061(f)	2,840,084
3,072,460	GNMA, 4.720%, 6/20/2061	3,426,346

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$1,045,123	GNMA, 4.798%, 5/20/2061	$1,168,139
1,024,884	GNMA, 4.951%, 1/20/2062	1,155,047
915,403	GNMA, 5.500%, with various maturities in 2059(f)	1,002,902
3,087,928	GNMA, 6.514%, 5/20/2061	3,491,464

		189,898,344

	Total Bonds and Notes (Identified Cost $788,567,371)	822,439,874

Short-Term Investments – 0.5%
2,956,983	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $2,956,983 on 7/02/2012 collateralized by $3,015,000 Federal National Mortagage Association, 0.375% due 12/28/2012 valued at $3,018,015 including accrued interest(h)	2,956,983
500,000	U.S. Treasury Bill 0.145% - 0.150%, 9/13/2012(i)(j)(k)	499,922

	Total Short-Term Investments (Identified Cost $3,456,831)	3,456,905

	Total Investments – 118.9% (Identified Cost $792,024,202)(a)	825,896,779
	Other assets less liabilities – (18.9)%	(131,012,637)

	Net Assets – 100.0%	$694,884,142

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at their most recent settlement price.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $792,024,202 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$40,898,050
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,025,473)

Net unrealized appreciation	$33,872,577

(b)	Variable rate security. Rate as of June 30, 2012 is disclosed.
(c)	Illiquid security. At June 30, 2012, the value of this security amounted to $2,458,268 or 0.4% of net assets.
(d)	All or a portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles. When the Fund enters into such a transaction, collateral consisting of liquid securities or cash and cash equivalents is required to be segregated or earmarked at the custodian in an amount at least equal to the amount of the Fund’s commitment. No interest accrues to the Fund until the transaction settles.
(h)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(i)	All or a portion of this security has been pledged as initial margin for open futures contracts.
(j)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(k)	The Fund’s investment in U.S. Treasury Bills is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the value of Rule 144A holdings amounted to $105,680,105 or 15.2% of net assets.

ABS	Asset-Backed Securities

ARMs	Adjustable Rate Mortgages

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

REMIC	Real Estate Mortgage Investment Conduit

TBA	To Be Announced

At June 30, 2012, open futures contracts sold were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/28/2012	574	$71,158,063	$(127,707)
10 Year U.S. Treasury Note	9/19/2012	98	13,070,750	(58,001)

Total				$(185,708)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Car Loan	$—	$64,578,355	$2,113,524	$66,691,879
ABS Other	—	29,970,677	2,458,268	32,428,945
Mortgage Related	—	188,672,006	1,226,338	189,898,344
All Other Bonds and Notes*	—	533,420,706	—	533,420,706

Total Bonds and Notes	—	816,641,744	5,798,130	822,439,874

Short-Term Investments	—	3,456,905	—	3,456,905

Total	$—	$820,098,649	$5,798,130	$825,896,779

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(185,708)	$—	$—	$(185,708)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2012:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2011	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2012
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$—	$—	$3,699	$2,109,825	$—	$—	$—	$2,113,524	$3,699
ABS Other	3,125,850	—	—	128,156	—	(795,738)	—	—	2,458,268	128,156
Mortgage Related	—	—	(783)	(300)	1,255,003	(27,582)	—	—	1,226,338	(300)

Total	$3,125,850	$—	$(783)	$131,555	$3,364,828	$(823,320)	$—	$—	$5,798,130	$131,555

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that Securitized Asset Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage their duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2012, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for Securitized Asset Fund as of June 30, 2012:

Liability Derivatives	Interest Rate Contracts
Futures (unrealized depreciation)	$(185,708)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Commercial Mortgage-Backed Securities	30.9%
Collateralized Mortgage Obligations	29.0
Mortgage Related	27.3
ABS Car Loan	9.6
Hybrid ARMs	7.3
ABS Credit Card	6.2
ABS Other	4.7
ABS Student Loan	3.0
ABS Home Equity	0.4
Short-Term Investments	0.5

Total Investments	118.9
Other assets less liabilities (including open futures contracts)	(18.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2012 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 96.2% of Net Assets
	Auto Components – 1.2%
534,579	Dana Holding Corp.	$6,847,957
172,744	Tenneco, Inc.(b)	4,632,994

		11,480,951

	Building Products – 1.0%
136,504	Armstrong World Industries, Inc.	6,710,537
376,559	Griffon Corp.	3,230,876

		9,941,413

	Capital Markets – 1.7%
777,711	Fifth Street Finance Corp.	7,761,556
269,619	Stifel Financial Corp.(b)	8,331,227

		16,092,783

	Chemicals – 2.4%
112,430	Koppers Holdings, Inc.	3,822,620
97,033	Minerals Technologies, Inc.	6,188,765
282,814	Olin Corp.	5,907,984
83,411	WR Grace & Co.(b)	4,208,085
182,181	Zep, Inc.	2,501,345

		22,628,799

	Commercial Banks – 9.1%
587,102	BancorpSouth, Inc.	8,524,721
618,248	Cathay General Bancorp	10,207,274
159,134	City National Corp.	7,730,730
495,700	CVB Financial Corp.	5,774,905
482,130	First Financial Bancorp	7,704,437
108,519	First Financial Bankshares, Inc.	3,750,417
160,056	IBERIABANK Corp.	8,074,825
246,925	Pinnacle Financial Partners, Inc.(b)	4,817,507
260,432	Popular, Inc.(b)	4,325,775
183,036	Prosperity Bancshares, Inc.	7,693,003
147,680	Signature Bank(b)	9,004,050
264,608	Wintrust Financial Corp.	9,393,584

		87,001,228

	Commercial Services & Supplies – 4.2%
586,807	ACCO Brands Corp.(b)	6,067,584
506,299	KAR Auction Services, Inc.(b)	8,703,280
233,017	McGrath Rentcorp	6,174,951
438,131	Rollins, Inc.	9,800,990
130,259	Team, Inc.(b)	4,061,476
182,077	Waste Connections, Inc.	5,447,744

		40,256,025

	Communications Equipment – 2.0%
163,343	ADTRAN, Inc.	4,931,325
808,082	Brocade Communications Systems, Inc.(b)	3,983,844
662,976	Harmonic, Inc.(b)	2,824,278

Shares	Description	Value (†)
Common Stocks – continued
	Communications Equipment – continued
214,858	NETGEAR, Inc.(b)	$7,414,750

		19,154,197

	Computers & Peripherals – 0.4%
256,240	QLogic Corp.(b)	3,507,926

	Construction & Engineering – 0.7%
277,793	MYR Group, Inc.(b)	4,739,149
173,133	Primoris Services Corp.	2,077,596

		6,816,745

	Consumer Finance – 1.9%
182,778	Cash America International, Inc.	8,049,543
547,970	DFC Global Corp.(b)	10,099,087

		18,148,630

	Distributors – 0.5%
109,064	Core-Mark Holding Co., Inc.	5,250,341

	Diversified Financial Services – 0.6%
222,094	MarketAxess Holdings, Inc.	5,916,584

	Electric Utilities – 2.5%
220,623	ALLETE, Inc.	9,222,041
81,523	ITC Holdings Corp.	5,617,750
261,847	UIL Holdings Corp.	9,389,834

		24,229,625

	Electrical Equipment – 3.4%
151,992	AZZ, Inc.	9,311,030
77,673	Belden, Inc.	2,590,395
188,946	EnerSys(b)	6,626,336
208,227	General Cable Corp.(b)	5,401,408
148,139	Global Power Equipment Group, Inc.	3,235,356
357,614	II-VI, Inc.(b)	5,961,425

		33,125,950

	Electronic Equipment, Instruments & Components – 3.7%
137,741	Cognex Corp.	4,359,503
359,931	GSI Group, Inc.(b)	4,124,809
152,527	Littelfuse, Inc.	8,677,261
337,014	Methode Electronics, Inc.	2,867,989
122,746	Rogers Corp.(b)	4,861,969
232,340	ScanSource, Inc.(b)	7,118,898
408,396	Vishay Intertechnology, Inc.(b)	3,851,174

		35,861,603

	Energy Equipment & Services – 1.9%
289,873	Helix Energy Solutions Group, Inc.(b)	4,756,816
120,001	Lufkin Industries, Inc.	6,518,454
148,637	Oceaneering International, Inc.	7,113,767

		18,389,037

	Food & Staples Retailing – 1.0%
62,891	Casey’s General Stores, Inc.	3,709,940

Shares	Description	Value (†)
Common Stocks – continued
	Food & Staples Retailing – continued
348,659	Spartan Stores, Inc.	$6,321,188

		10,031,128

	Food Products – 2.4%
445,395	Darling International, Inc.(b)	7,344,564
147,190	Ingredion, Inc.	7,288,849
145,012	J & J Snack Foods Corp.	8,570,209

		23,203,622

	Gas Utilities – 0.9%
280,109	UGI Corp.	8,243,608

	Health Care Equipment & Supplies – 1.0%
155,947	SurModics, Inc.(b)	2,697,883
112,062	Teleflex, Inc.	6,825,696

		9,523,579

	Health Care Providers & Services – 2.5%
108,023	Bio-Reference Labs, Inc.(b)	2,838,844
193,953	Hanger Orthopedic Group, Inc.(b)	4,972,955
116,531	MEDNAX, Inc.(b)	7,987,035
150,714	WellCare Health Plans, Inc.(b)	7,987,842

		23,786,676

	Hotels, Restaurants & Leisure – 3.5%
107,958	Churchill Downs, Inc.	6,346,851
117,929	Cracker Barrel Old Country Store, Inc.	7,405,941
233,793	Marriott Vacations Worldwide Corp.(b)	7,242,907
113,080	Six Flags Entertainment Corp.	6,126,674
124,251	Wyndham Worldwide Corp.	6,552,998

		33,675,371

	Household Durables – 1.4%
229,532	Jarden Corp.	9,644,935
329,952	La-Z-Boy, Inc.(b)	4,055,110

		13,700,045

	Industrial Conglomerates – 0.9%
120,473	Raven Industries, Inc.	8,383,716

	Insurance – 3.7%
446,540	Employers Holdings, Inc.	8,055,582
326,467	HCC Insurance Holdings, Inc.	10,251,064
108,309	ProAssurance Corp.	9,649,249
133,959	Reinsurance Group of America, Inc., Class A	7,127,958

		35,083,853

	Internet & Catalog Retail – 0.5%
127,655	HSN, Inc.	5,150,879

	Internet Software & Services – 0.9%
98,524	IAC/InterActiveCorp	4,492,695
341,227	Perficient, Inc.(b)	3,831,979

		8,324,674

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 2.9%
627,651	Convergys Corp.	$9,270,405
300,794	Euronet Worldwide, Inc.(b)	5,149,594
215,207	Wright Express Corp.(b)	13,282,576

		27,702,575

	Machinery – 4.8%
172,663	Actuant Corp., Class A	4,689,527
146,584	Alamo Group, Inc.	4,598,340
296,706	Albany International Corp., Class A	5,551,369
443,446	Altra Holdings, Inc.	6,997,578
185,466	John Bean Technologies Corp.	2,516,774
54,759	Middleby Corp. (The)(b)	5,454,544
170,275	RBC Bearings, Inc.(b)	8,054,007
110,463	Wabtec Corp.	8,617,219

		46,479,358

	Marine – 0.6%
121,016	Kirby Corp.(b)	5,697,433

	Media – 2.4%
178,757	Arbitron, Inc.	6,256,495
186,322	John Wiley & Sons, Inc., Class A	9,127,915
41,066	Liberty Media Corp. - Liberty Capital, Class A(b)	3,610,112
447,724	Live Nation Entertainment, Inc.(b)	4,110,106

		23,104,628

	Metals & Mining – 2.6%
102,828	Haynes International, Inc.	5,238,058
560,885	Horsehead Holding Corp.(b)	5,586,415
154,083	Reliance Steel & Aluminum Co.	7,781,192
440,342	SunCoke Energy, Inc.(b)	6,451,010

		25,056,675

	Multi Utilities – 0.4%
96,223	NorthWestern Corp.	3,531,384

	Multiline Retail – 0.6%
398,351	Fred’s, Inc. Class A	6,090,787

	Oil, Gas & Consumable Fuels – 1.6%
109,369	Berry Petroleum Co., Class A	4,337,575
232,910	Cloud Peak Energy, Inc.(b)	3,938,508
441,718	Energy Partners Ltd.(b)	7,465,034

		15,741,117

	Pharmaceuticals – 0.6%
287,573	Impax Laboratories, Inc.(b)	5,829,105

	REITs - Apartments – 3.5%
233,803	American Campus Communities, Inc.	10,516,459
124,279	Home Properties, Inc.	7,625,759
133,984	Mid-America Apartment Communities, Inc.	9,143,068
258,603	UDR, Inc.	6,682,302

		33,967,588

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Diversified – 1.6%
317,842	DuPont Fabros Technology, Inc.	$9,077,567
185,220	Potlatch Corp.	5,915,927

		14,993,494

	REITs - Healthcare – 1.0%
427,396	Omega Healthcare Investors, Inc.	9,616,410

	REITs - Hotels – 0.9%
1,629,443	Hersha Hospitality Trust	8,603,459

	REITs - Office Property – 1.0%
532,268	BioMed Realty Trust, Inc.	9,942,766

	REITs - Single Tenant – 0.9%
290,796	National Retail Properties, Inc.	8,226,619

	REITs - Storage – 1.9%
776,343	CubeSmart	9,059,923
180,366	Sovran Self Storage, Inc.	9,034,533

		18,094,456

	Road & Rail – 2.7%
381,765	Avis Budget Group, Inc.(b)	5,802,828
121,198	Genesee & Wyoming, Inc., Class A(b)	6,404,102
195,914	Old Dominion Freight Line, Inc.(b)	8,481,117
207,617	Werner Enterprises, Inc.	4,959,970

		25,648,017

	Semiconductors & Semiconductor Equipment – 1.9%
624,302	Lattice Semiconductor Corp.(b)	2,353,619
278,294	Semtech Corp.(b)	6,768,110
54,017	Skyworks Solutions, Inc.(b)	1,478,445
536,355	Teradyne, Inc.(b)	7,541,151

		18,141,325

	Software – 1.6%
322,712	Monotype Imaging Holdings, Inc.(b)	5,411,880
379,306	SS&C Technologies Holdings, Inc.(b)	9,482,650

		14,894,530

	Specialty Retail – 4.2%
131,282	Genesco, Inc.(b)	7,896,612
941,746	Hot Topic, Inc.	9,125,519
105,292	Jos. A. Bank Clothiers, Inc.(b)	4,470,698
175,920	Rent-A-Center, Inc.	5,935,541
510,856	Sally Beauty Holdings, Inc.(b)	13,149,434

		40,577,804

	Thrifts & Mortgage Finance – 0.7%
557,049	Capitol Federal Financial, Inc.	6,617,742

	Trading Companies & Distributors – 1.2%
60,760	DXP Enterprises, Inc.(b)	2,520,932
248,018	H&E Equipment Services, Inc.(b)	3,727,711

Shares	Description	Value (†)
Common Stocks – continued
	Trading Companies & Distributors – continued
341,141	Rush Enterprises, Inc., Class A(b)	$5,577,655

		11,826,298

	Transportation Infrastructure – 0.3%
251,543	Wesco Aircraft Holdings, Inc.(b)	3,202,142

	Water Utilities – 0.4%
222,776	Middlesex Water Co.	4,232,744

	Total Common Stocks (Identified Cost $731,577,259)	924,727,444

Closed End Investment Companies – 0.9%
527,881	Ares Capital Corp. (Identified Cost $7,110,704)	8,424,981

Warrants – 0.0%
67,892	Magnum Hunter Resources Corp., Expiration on 10/14/2013(b)(c)(d) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 2.8%
$26,688,106	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $26,688,106 on 7/02/2012 collateralized by $27,090,000 Federal National Mortgage Association, 1.000% due 12/27/2012 valued at $27,225,450 including accrued interest(e) (Identified Cost $26,688,106)	26,688,106

	Total Investments – 99.9% (Identified Cost $765,376,069)(a)	959,840,531
	Other assets less liabilities – 0.1%	1,165,212

	Net Assets – 100.0%	$961,005,743

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market.

Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Investments in other open-end investment companies are valued at their net asset value each day.

Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2012, the net unrealized appreciation on investments based on a cost of $765,378,743 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$216,541,445
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(22,079,657)

Net unrealized appreciation	$194,461,788

At September 30, 2011, the Fund had a short-term capital loss carryforward of $55,289,597 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Fair valued security by the Fund’s investment adviser.
(d)	Illiquid security.
(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$924,727,444	$—	$—	$924,727,444
Closed End Investment Companies	8,424,981	—	—	8,424,981
Warrants**	—	—	—	—
Short-Term Investments	—	26,688,106	—	26,688,106

Total	$933,152,425	$26,688,106	$—	$959,840,531

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using Level 2 inputs.

For the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

New Accounting Pronouncement

In December 2011, Accounting Standards Update (“ASU”) No.2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

Industry Summary at June 30, 2012 (Unaudited)

Commercial Banks	9.1%
Machinery	4.8
Specialty Retail	4.2
Commercial Services & Supplies	4.2
Electronic Equipment, Instruments & Components	3.7
Insurance	3.7
REITs - Apartments	3.5
Hotels, Restaurants & Leisure	3.5
Electrical Equipment	3.4
IT Services	2.9
Road & Rail	2.7
Metals & Mining	2.6
Electric Utilities	2.5
Health Care Providers & Services	2.5
Food Products	2.4
Media	2.4
Chemicals	2.4
Communications Equipment	2.0
Other Investments, less than 2% each	34.6
Short-Term Investments	2.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT J. BLANDING
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 21, 2012

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2012